UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02857
Name of Fund:
BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc.,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2024
Date of reporting period:
09/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Total Return Fund
Institutional Shares | MAHQX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47(a)	0.44%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 12.13%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.13%	0.79%	2.18%
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Institutional Shares | MAHQX
Annual Shareholder Report — September 30, 2024
MAHQX-09/24-AR

BlackRock Total Return Fund
Service Shares | MSHQX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$79(a)	0.75%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Service Shares returned 11.79%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	11.79%	0.48%	1.88%
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Service Shares | MSHQX
Annual Shareholder Report — September 30, 2024
MSHQX-09/24-AR

BlackRock Total Return Fund
Investor A Shares | MDHQX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78(a)	0.74%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 11.90%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.90%	0.48%	1.87%
Investor A Shares (with sales charge)	7.43	(0.33)	1.45
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor A Shares | MDHQX
Annual Shareholder Report — September 30, 2024
MDHQX-09/24-AR

BlackRock Total Return Fund
Investor A1 Shares | MEHQX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$63(a)	0.59%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A1 Shares returned 12.08%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	12.08%	0.64%	2.04%
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor A1 Shares | MEHQX
Annual Shareholder Report — September 30, 2024
MEHQX-09/24-AR

BlackRock Total Return Fund
Investor C Shares | MFHQX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$152(a)	1.44%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 11.14%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Investor C Shares	11.14%	(0.21	) %	1.32%
Investor C Shares (with sales charge)	10.14	(0.21)		1.32
Bloomberg U.S. Aggregate Bond Index	11.57	0.33		1.84
Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor C Shares | MFHQX
Annual Shareholder Report — September 30, 2024
MFHQX-09/24-AR

BlackRock Total Return Fund
Class K Shares | MPHQX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$39(a)	0.37%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 12.33%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.33%	0.86%	2.25%
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Class K Shares | MPHQX
Annual Shareholder Report — September 30, 2024
MPHQX-09/24-AR

BlackRock Total Return Fund
Class R Shares | MRCBX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$109(a)	1.03%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 11.59%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	11.59%	0.20%	1.59%
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Class R Shares | MRCBX
Annual Shareholder Report — September 30, 2024
MRCBX-09/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Return Fund	$86,700	$8,262	$7,000	$0	$62,856	$19,700	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Return Fund	$69,856	$19,700

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

SEPTEMBER 30, 2024

2024 Annual Financial Statements and Additional Information

BlackRock Bond Fund, Inc.

•	BlackRock Total Return Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Consolidated Schedule of Investments September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
1988 CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 6.87%, 07/15/37(a)(b)	USD 3,675	$3,676,768
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(c)	3,923	3,893,974
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.94%, 04/20/30(a)(b)	625	625,435
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 9.19%, 04/20/30(a)(b)	2,170	2,193,308
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.63%, 04/15/35(a)(b)	510	510,346
Series 2020-6A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.70%, 10/23/34(a)(b)	1,130	1,130,688
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, (3-mo. CME Term SOFR + 2.00%), 7.28%, 04/20/36(a)(b)	1,660	1,670,796
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 5.69%, 12/25/33(b)	497	472,906
Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 5.66%, 08/25/35(b)	491	398,997
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 5.25%, 07/25/36(b)	225	182,017
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 5.23%, 05/25/37(b)	2,378	407,477
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 5.57%, 05/25/37(b)	210	36,268
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(a)	3,805	3,854,646
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3-mo. CME Term SOFR + 6.62%), 11.92%, 04/15/34(a)(b)	250	250,105
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.70%, 07/20/34(a)(b)	7,640	7,651,361
AGL CLO 13 Ltd., Series 2021-13A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.70%, 10/20/34(a)(b)	250	250,369
AGL CLO 14 Ltd.
Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.69%, 12/02/34(a)(b)	1,000	1,001,103
Series 2021-14A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.19%, 12/02/34(a)(b)	1,450	1,452,908
AGL CLO 20 Ltd., Series 2022-20A, Class BR, (3-mo. CME Term SOFR + 1.75%), 10/20/37(a)(b)(d)	3,331	3,331,000
AGL CLO 23 Ltd., Series 2022-23A, Class A, (3-mo. CME Term SOFR + 2.20%), 7.48%, 01/20/36(a)(b)	1,990	1,999,438
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 6.65%, 07/21/37(a)(b)	1,230	1,234,920
AGL CLO 5 Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.70%, 07/20/34(a)(b)	2,830	2,834,222
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.76%, 07/15/34(a)(b)	2,400	2,400,947

Security	Par (000)	Value

Asset-Backed Securities (continued)
AGL CLO 7 Ltd.
Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.66%, 07/15/34(a)(b)	USD 500	$500,479
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/20/35(a)(b)	1,344	1,345,972
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/20/37(a)(b)	14,335	14,373,944
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.15%, 10/20/37(a)(b)	3,620	3,621,187
AIMCO CLO
Series 2017-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 6.59%, 04/20/34(a)(b)	250	250,019
Series 2017-AA, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.64%, 04/20/34(a)(b)	500	501,339
Series 2017-AA, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.69%, 04/20/34(a)(b)	250	250,775
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 6.89%, 07/17/37(a)(b)	3,490	3,500,518
AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.17%), 6.46%, 01/17/32(a)(b)	6,039	6,044,539
AIMCO CLO 21 Ltd., Series 2024-21A, Class B, (3-mo. CME Term SOFR + 1.92%), 7.25%, 04/18/37(a)(b)	750	755,282
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(b)	32,801	31,867,414
Series 2021-G, Class B, 3.75%, 06/25/61(a)(b)	8,006	8,541,126
Series 2021-G, Class C, 0.00%, 06/25/61(a)(e)	14,366	13,194,036
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)	14,187	13,831,596
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)	1,749	1,663,627
Series 2023-B, Class C, 0.00%, 10/25/62(a)(e)	3,993	1,883,634
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(e)	687	524,174
AMMC CLO 18 Ltd., Series 2016-18A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.43%, 05/26/31(a)(b)	762	764,296
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.75%, 11/02/30(a)(b)	228	227,904
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.00%, 04/25/31(a)(b)	500	501,258
AMMC CLO XII Ltd., Series 2013-12A, Class AR2, (3-mo. CME Term SOFR + 1.21%), 6.31%, 11/10/30(a)(b)	111	110,582
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)	1,280	1,262,350
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)	2,437	2,405,206

4	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)	USD 2,490	$2,417,809
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)	2,500	2,419,180
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)	2,760	2,678,008
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.74%, 01/19/35(a)(b)	250	250,254
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.73%, 07/15/34(a)(b)	11,115	11,125,309
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.92%, 07/20/37(a)(b)	3,020	3,032,718
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class AR3, (3-mo. CME Term SOFR + 1.44%), 6.77%, 04/22/34(a)(b)	5,470	5,471,541
Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 7.43%, 04/22/34(a)(b)	5,490	5,523,763
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.89%, 04/28/37(a)(b)	5,686	5,723,056
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 7.38%, 04/28/37(a)(b)	7,620	7,680,631
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 7.78%, 04/28/37(a)(b)	4,250	4,314,152
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 9.13%, 04/28/37(a)(b)	1,140	1,161,177
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 6.73%, 10/27/34(a)(b)	2,395	2,397,390
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.33%, 10/27/34(a)(b)	2,800	2,811,169
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3-mo. EURIBOR + 1.60%), 5.29%, 04/15/34(a)(b)	EUR 1,327	1,473,532
Series 2A, Class DR, (3-mo. EURIBOR + 3.55%), 7.24%, 04/15/34(a)(b)	1,380	1,544,087
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 6.89%, 04/25/34(a)(b)	542	604,320
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 6.55%, 04/20/31(a)(b)	USD 547	547,571
Apidos CLO XVIII, Series 2018-18A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.43%, 10/22/30(a)(b)	671	671,002
Apidos CLO XX
Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.65%, 07/16/31(a)(b)	283	283,723

Security	Par (000)	Value

Asset-Backed Securities (continued)
Apidos CLO XX
Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 7.10%, 07/16/31(a)(b)	USD 250	$250,721
Apidos CLO XXII
Series 2015-22A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.60%, 04/20/31(a)(b)	126	126,242
Series 2015-22A, Class A2R, (3-mo. CME Term SOFR + 1.76%), 7.04%, 04/20/31(a)(b)	500	501,319
Series 2015-22A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.49%, 04/20/31(a)(b)	250	250,740
Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.49%, 04/20/31(a)(b)	850	856,731
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 6.89%, 10/20/30(a)(b)	660	660,778
Apidos CLO XXV
Series 2016-25A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 6.43%, 10/20/31(a)(b)	856	856,687
Series 2016-25A, Class A2R2, (3-mo. CME Term SOFR + 1.80%), 7.08%, 10/20/31(a)(b)	6,850	6,863,984
Apidos CLO XXVI, Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.49%, 07/18/29(a)(b)	570	571,684
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.11%, 04/15/31(a)(b)	500	500,660
Apidos CLO XXXII, Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 6.38%, 01/20/33(a)(b)	830	831,309
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/20/35(a)(b)	6,244	6,249,698
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/20/34(a)(b)	625	627,514
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.67%, 10/22/34(a)(b)	450	450,227
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.59%, 10/22/34(a)(b)	250	250,136
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.84%, 10/22/34(a)(b)	455	455,746
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)	315	290,619
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 6.79%, 01/15/37(a)(b)	267	265,953
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 5.39%, 04/20/32(a)(b)	EUR 889	988,239
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 6.59%, 04/22/31(a)(b)	USD 8,785	8,795,980

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Ares LII CLO Ltd.
Series 2019-52A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.99%, 04/22/31(a)(b)	USD	250	$250,094
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 6.58%, 04/25/34(a)(b)		500	500,652
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3-mo. CME Term SOFR + 1.75%), 7.05%, 10/15/36(a)(b)		1,270	1,278,890
Ares LVI CLO Ltd., Series 2020-56A, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.71%, 10/25/34(a)(b)		2,110	2,113,087
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.12%, 07/20/30(a)(b)		370	371,166
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1RR, (3-mo. CME Term SOFR + 1.08%), 6.38%, 10/15/30(a)(b)		855	855,897
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 5.45%, 05/25/35(b)		2,425	1,946,366
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 5.27%, 07/25/36(b)		3,680	992,582
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 5.55%, 03/25/36(b)		686	378,963
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		1,646	1,624,494
Armada Euro CLO III DAC
Series 3A, Class DR, (3-mo. EURIBOR + 3.30%), 6.99%, 07/15/31(a)(b)	EUR	1,563	1,740,311
Series 3A, Class DRR, (3-mo. EURIBOR + 3.30%), 10/15/37(a)(b)(d)		1,563	1,739,853
Asimi Funding PLC
Series 2024-1, Class B, (1-day SONIA + 1.35%), 6.31%, 09/16/31(b)(f)	GBP	600	801,530
Series 2024-1, Class C, (1-day SONIA + 1.95%), 6.91%, 09/16/31(b)(f)		556	745,379
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/31(a)(b)	USD	314	314,744
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class C, (1-mo. EURIBOR + 1.70%), 5.08%, 12/29/36(b)(f)	EUR	480	535,295
Series 2024-1, Class D, (1-mo. EURIBOR + 2.30%), 5.68%, 12/29/36(b)(f)		458	512,837
Auto1 Car Funding Sarl
Series 2024-1, Class C, (1-mo. EURIBOR + 1.50%), 4.94%, 12/15/33(b)(f)		300	335,306
Series 2024-1, Class D, (1-mo. EURIBOR + 3.50%), 6.94%, 12/15/33(b)(f)		300	344,930
Avoca CLO XV DAC, Series 15X, Class B2R, (3-mo. EURIBOR + 1.05%), 4.74%, 04/15/31(b)(f)		400	441,237
Avoca CLO XVIII DAC, Series 18X, Class C, (3-mo. EURIBOR + 1.75%), 5.44%, 04/15/31(b)(f)		400	445,455
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 6.59%, 04/15/35(a)(b)		500	554,578

Security	Par (000)		Value

Asset-Backed Securities (continued)
Avoca CLO XXII DAC
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 4.99%, 04/15/35(b)(f)	EUR	850	$939,107
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 6.74%, 04/15/34(a)(b)		500	558,563
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.08%), 6.36%, 07/19/31(a)(b)	USD	1,670	1,670,113
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 6.83%, 07/19/31(a)(b)		500	500,480
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.65%, 07/24/34(a)(b)		250	247,096
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.71%, 10/20/34(a)(b)		560	560,333
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.85%, 07/15/37(a)(b)		7,880	7,898,338
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 7.00%, 07/20/37(a)(b)		2,500	2,503,299
Series 2020-14A, Class DR, (3-mo. CME Term SOFR + 5.85%), 11.15%, 07/20/37(a)(b)		250	249,992
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.14%, 04/20/31(a)(b)		500	500,003
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 6.41%), 11.69%, 10/20/31(a)(b)		250	249,874
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 6.62%, 04/15/34(a)(b)		6,935	6,936,651
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(b)		1,680	263,595
Series 1998-2, Class B1, 7.22%, 12/10/25(b)		2,790	362,704
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	406,493
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.54%, 10/22/32(a)(b)		250	255,625
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. CME Term SOFR + 1.45%), 6.73%, 10/20/30(a)(b)		1,227	1,227,206
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.94%, 01/20/31(a)(b)		980	981,234
Series 2019-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.61%, 04/20/31(a)(b)		1,554	1,560,821
Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.71%, 10/15/36(a)(b)		1,440	1,442,125
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.31%, 10/15/36(a)(b)		1,827	1,825,380
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.81%, 07/15/31(a)(b)		250	248,846
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 6.61%, 07/18/30(a)(b)		3,271	3,274,180

6	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Battalion CLO VIII Ltd.
Series 2015-8A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.09%, 07/18/30(a)(b)	USD	3,250	$3,253,261
Series 2015-8A, Class BR2, (3-mo. CME Term SOFR + 2.26%), 7.54%, 07/18/30(a)(b)		2,901	2,906,083
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 7.27%, 04/24/34(a)(b)		1,000	1,002,361
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.74%, 07/15/34(a)(b)		4,520	4,522,730
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.96%, 05/28/39(a)(b)		5,901	4,740,407
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 6.26%, 05/28/39(a)(b)		226	116,966
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.96%, 02/28/40(a)(b)		1,193	1,117,557
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.96%, 12/28/40(a)(b)		139	138,041
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(b)		1,674	149,967
Series 2000-A, Class A3, 7.83%, 06/15/30(b)		1,554	143,873
Series 2000-A, Class A4, 8.29%, 06/15/30(b)		1,121	109,882
BDS Ltd.
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 6.77%, 03/19/39(a)(b)		2,042	2,043,642
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 6.78%, 09/19/39(a)(b)		2,735	2,728,126
Bean Creek CLO Ltd.
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.28%), 6.56%, 04/20/31(a)(b)		100	99,989
Series 2015-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.99%, 04/20/31(a)(b)		439	439,967
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 6.69%, 08/25/34(b)		12	12,173
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 5.33%, 12/25/35(b)		2,454	2,275,171
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 5.31%, 09/25/36(b)		825	828,631
Series 2007-FS1, Class 1A3, (1-mo. CME Term SOFR + 0.45%), 5.31%, 05/25/35(b)		23	23,370
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 5.29%, 03/25/37(b)		1,050	952,389
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.39%), 5.25%, 03/25/37(b)		379	356,721
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 5.25%, 03/25/37(b)		481	457,116
Series 2007-HE3, Class 1A3, (1-mo. CME Term SOFR + 0.36%), 5.22%, 04/25/37(b)		74	73,785
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.46%), 5.32%, 04/25/37(b)		7,220	6,602,460
Benefit Street Partners CLO Ltd.,
Series 2021- 23A, Class E, (3-mo. CME Term SOFR + 7.07%), 12.36%, 04/25/34(a)(b)		750	750,938

Security	Par (000)		Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 6.83%, 07/20/37(a)(b)	USD	4,360	$4,391,509
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.64%, 01/20/31(a)(b)		1,099	1,100,167
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2AR, (3-mo. CME Term SOFR + 1.81%), 7.09%, 04/20/34(a)(b)		710	710,902
Benefit Street Partners CLO XII-B Ltd.
Series 2017-12BRA, Class A, (3-mo. CME Term SOFR + 1.37%), 6.61%, 10/15/37(a)(b)		3,811	3,811,031
Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 6.94%, 10/15/37(a)(b)		2,000	2,002,547
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.96%, 10/20/37(a)(b)		750	750,000
Benefit Street Partners CLO XIX Ltd.
Series 2019-19A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.48%, 01/15/33(a)(b)		1,500	1,501,149
Series 2019-19A, Class BR, (3-mo. CME Term SOFR + 1.60%), 6.90%, 01/15/33(a)(b)		250	250,509
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.64%, 07/15/32(a)(b)		1,840	1,841,082
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.73%, 07/15/34(a)(b)		3,830	3,832,222
Series 2020-20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.31%, 07/15/34(a)(b)		250	250,369
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.73%, 10/15/34(a)(b)		250	250,127
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.63%, 04/25/34(a)(b)		800	800,638
Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.89%, 10/20/34(a)(b)		500	501,678
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.26%, 01/15/35(a)(b)		250	250,761
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/20/37(a)(b)		1,310	1,310,988
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 6.56%, 10/20/37(a)(b)		12,020	12,020,123
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	960,283
Series 2022-C, Class B, 5.93%, 10/17/35(a)		1,625	1,632,963
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 6.55%, 10/19/37(a)(b)		870	870,289

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class B1, (3-mo. CME Term SOFR + 2.06%), 7.34%, 01/19/35(a)(b)	USD	520	$521,552
Series 2021-3A, Class B2, (3-mo. CME Term SOFR + 2.06%), 7.34%, 01/19/35(a)(b)		1,000	1,002,984
Birch Grove CLO Ltd., Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 6.91%, 07/17/37(a)(b)		250	251,253
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.72%, 10/22/30(a)(b)		1,961	1,962,664
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/22/30(a)(b)		500	501,593
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.54%, 04/20/31(a)(b)		1,751	1,751,298
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 6.32%, 11/15/30(a)(b)		1,013	1,014,598
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.08%, 08/15/31(a)(b)		1,095	1,099,439
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 6.48%, 10/25/30(a)(b)		2,267	2,267,905
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 7.14%, 10/25/30(a)(b)		10,020	10,039,640
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.06%, 07/15/31(a)(b)		3,970	3,973,006
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.30%, 07/25/34(a)(b)		1,080	1,081,299
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.26%, 07/15/36(a)(b)		250	250,252
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.82%, 04/15/34(a)(b)		570	570,526
BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/19/34(a)(b)		1,000	1,001,013
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 5.44%, 10/15/35(a)(b)	EUR	3,280	3,651,133
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3-mo. CME Term SOFR + 1.41%), 6.71%, 01/15/30(a)(b)	USD	750	750,382
Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.64%), 6.94%, 01/15/30(a)(b)		500	500,517
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 7.41%, 01/16/37(a)(b)		1,778	1,771,763
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a) .		3,325	3,378,240
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 6.77%, 07/20/34(a)(b)		500	500,137
Brignole Co.
Series 2024, Class C, (1-mo. EURIBOR + 2.00%), 5.61%, 02/24/42(b)(f)	EUR	301	335,660

Security	Par (000)		Value

Asset-Backed Securities (continued)
Brignole Co.
Series 2024, Class D, (1-mo. EURIBOR + 4.00%), 7.61%, 02/24/42(b)(f)	EUR	434	$483,822
Bristol Park CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 6.55%, 04/15/29(a)(b)	USD	5,100	5,101,987
Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.01%, 04/15/29(a)(b)		400	400,922
Bryant Park Funding Ltd.
Series 2023-19A, Class B, (3-mo. CME Term SOFR + 3.90%), 9.20%, 04/15/36(a)(b)		2,000	2,032,154
Series 2024-24A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.01%, 10/15/37(a)(b)(g)		1,500	1,500,000
Buckhorn Park CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/18/34(a)(b)		1,590	1,590,844
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.63%, 07/15/31(a)(b)		420	420,457
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 6.63%, 07/15/31(a)(b)		473	473,923
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 7.19%, 10/15/37(a)(b)		1,610	1,618,295
Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 7.37%, 05/15/37(a)(b)		6,800	6,869,571
Cardiff Auto Receivables Securitisation PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 6.86%, 08/20/31(b)(f)	GBP	1,743	2,336,076
Series 2024-1, Class D, (1-day SONIA + 2.60%), 7.56%, 08/20/31(b)(f)		1,320	1,771,505
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 6.55%, 04/30/31(a)(b)	USD	4,809	4,812,502
Carlyle Global Market Strategies CLO Ltd.
Series 2012-4A, Class A1R4, (3-mo. CME Term SOFR + 1.12%), 5.97%, 04/22/32(a)(b)		4,485	4,485,000
Series 2013-3A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.66%, 10/15/30(a)(b)		79	78,993
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.26%), 6.56%, 01/15/31(a)(b)		985	986,230
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 6.52%, 04/17/31(a)(b)		1,937	1,940,329
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 6.43%, 05/15/31(a)(b)		1,617	1,618,134
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 6.58%, 07/27/31(a)(b)		277	277,071
Series 2014-5A, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.70%, 07/15/31(a)(b)		840	841,014
Series 2014-5A, Class A2RR, (3-mo. CME Term SOFR + 1.71%), 7.01%, 07/15/31(a)(b)		830	830,474

8	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
Series 2015-4A, Class A1RR, (3-mo. CME Term SOFR + 1.22%), 6.50%, 07/20/32(a)(b)	USD	3,640	$3,642,912
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 6.68%, 04/20/34(a)(b)		250	250,408
Carlyle U.S. CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.54%, 04/20/31(a)(b)		395	395,285
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 6.54%, 10/21/37(a)(b)		6,810	6,810,702
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.92%, 10/21/37(a)(b)		5,170	5,177,410
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.74%, 01/15/30(a)(b)		2,032	2,033,907
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/20/31(a)(b)		1,304	1,305,336
Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.68%, 07/15/32(a)(b)		4,000	4,006,158
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.70%, 04/15/34(a)(b)		250	250,193
Series 2021-6A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.72%, 07/15/34(a)(b)		3,590	3,592,163
Series 2023-1A, Class B, (3-mo. CME Term SOFR + 2.60%), 7.88%, 07/20/35(a)(b)		750	754,018
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 5.60%, 01/25/36(b)		610	516,645
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 5.13%, 10/25/36(b)		250	245,857
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.54%, 04/20/32(a)(b)		700	700,564
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 11.98%, 07/20/32(a)(b)		250	244,922
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.81%, 10/15/34(a)(b)		250	250,712
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.31%, 10/15/34(a)(b)		250	249,494
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		6,977	6,611,031
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.67%, 07/17/34(a)(b)		3,270	3,277,521
CBAM Ltd.
Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.79%, 07/20/30(a)(b)		2,172	2,173,981
Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.66%), 7.94%, 07/20/30(a)(b)		750	752,640
Series 2018-5A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.95%, 04/17/31(a)(b)		710	710,691
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.66%, 01/15/31(a)(b)		250	250,628

Security	Par (000)		Value

Asset-Backed Securities (continued)
CBAM Ltd.
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.64%, 07/20/31(a)(b)	USD	192	$192,060
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/20/31(a)(b)		250	250,854
Series 2019-10A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.66%, 04/20/32(a)(b)		4,657	4,659,265
Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.44%), 6.72%, 07/20/34(a)(b)		436	436,307
C-BASS Trust
Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 5.29%, 10/25/36(b)		372	245,918
Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 5.43%, 11/25/36(b)		335	151,681
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/20/34(a)(b)		3,255	3,257,086
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 6.89%, 04/20/34(a)(b)		3,110	3,111,041
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.65%, 07/17/31(a)(b)		1,697	1,698,161
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 6.59%, 04/20/34(a)(b)		18,290	18,304,559
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR, (3-mo. CME Term SOFR + 1.08%), 6.18%, 01/20/31(a)(b)		180	180,180
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.20%, 10/17/34(a)(b)		4,540	4,542,023
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.67%, 05/29/32(a)(b)		1,220	1,219,993
Cedar Funding XIV CLO Ltd.
Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.16%, 07/15/33(a)(b)		770	769,685
Series 2021-14A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.81%, 07/15/33(a)(b)		250	247,326
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 5.29%, 04/15/33(b)(f)	EUR	900	999,024
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.30%, 07/16/30(a)(b)	USD	1,250	1,253,344
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.10%, 07/16/30(a)(b)		250	255,181
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 6.54%, 10/18/30(a)(b)		154	154,324
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 7.04%, 10/18/30(a)(b)		250	250,256
Series 2013-3RA, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.53%, 04/24/31(a)(b)		633	633,828

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.13%, 04/27/31(a)(b)	USD	500	$501,232
Series 2013-4A, Class DRR, (3-mo. CME Term SOFR + 3.06%), 8.33%, 04/27/31(a)(b)		250	250,204
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.94%, 01/18/31(a)(b)		3,320	3,322,943
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.74%, 10/22/31(a)(b)		945	946,046
Series 2014-3A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.34%, 10/22/31(a)(b)		700	702,387
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.65%, 01/22/31(a)(b)		149	149,663
Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.71%), 6.99%, 01/22/31(a)(b)		250	250,317
Series 2015-3A, Class BR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/19/29(a)(b)		1,420	1,419,509
Series 2016-1A, Class D1RR, (3-mo. CME Term SOFR + 3.16%), 8.44%, 10/21/31(a)		250	251,262
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 6.83%, 04/21/37(a)(b)		6,190	6,206,278
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 7.33%, 04/21/37(a)(b)		3,410	3,433,364
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37(a)(b)		250	253,108
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 07/17/37(a)(b)		1,770	1,771,770
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.54%, 04/18/31(a)(b)		4,740	4,740,007
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 10/20/37(a)(b)(d)		250	250,000
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 10/20/37(a)(b)(d)		1,000	1,000,000
Series 2018-3A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.64%, 07/18/31(a)(b)		569	569,271
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.64%, 04/20/32(a)(b)		1,425	1,425,000
Series 2019-3A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.20%, 10/16/34(a)(b)		430	431,720
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 6.70%, 01/15/35(a)(b)		400	400,172
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.78%, 07/16/37(a)(b)		6,170	6,187,403
Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.71%, 07/15/36(a)(b)		1,200	1,200,447
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/36(a)(b)		3,260	3,271,182

Security	Par (000)		Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.67%, 10/20/34(a)(b)	USD	12,140	$12,144,695
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 10/20/34(a)(b)		780	783,045
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.76%, 07/25/37(a)(b)		250	250,950
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.09%, 07/25/37(a)(b)		5,280	5,285,147
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.26%, 07/15/36(a)(b)		490	492,045
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.53%, 07/23/37(a)(b)		8,210	8,211,584
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 6.82%, 07/23/37(a)(b)		500	499,910
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 7.07%, 07/23/37(a)(b)		250	250,522
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.70%, 07/15/34(a)(b)		2,030	2,031,143
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.70%, 10/15/34(a)(b)		840	842,100
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(b)		700	702,140
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.88%, 01/20/37(a)(b)		2,410	2,424,536
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 6.72%, 10/25/37(a)(b)		1,821	1,767,055
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 5.17%, 05/25/37(b)		4,374	2,914,513
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 5.24%, 05/25/37(b)		1,987	1,323,842
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 5.14%, 07/25/45(b)		3,145	2,202,526
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.74%, 10/20/30(a)(b)		278	277,957
Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.49%, 10/20/30(a)(b)		620	615,974
Clover CLO LLC
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 6.85%, 04/20/37(a)(b)		4,120	4,128,948
Series 2018-1A, Class B1RR, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/20/37(a)(b)		750	755,020
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.64%, 04/22/34(a)(b)		11,270	11,280,008
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		775	699,598
Series 2021-B, Class C, 2.72%, 06/25/52(a)		350	318,902
Series 2021-B, Class D, 3.78%, 06/25/52(a)		86	77,631
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	250,022
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 7.03%, 06/25/54(a)(b)		8,808	8,891,907
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(b)		452	448,950
Series 1997-6, Class M1, 7.21%, 01/15/29(b)		80	81,180

10	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Conseco Finance Corp.
Series 1998-4, Class M1, 6.83%, 04/01/30(b)	USD	168	$161,609
Series 1999-5, Class A5, 7.86%, 03/01/30(b)		781	249,644
Series 1999-5, Class A6, 7.50%, 03/01/30(b)		838	255,949
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		1,445	234,798
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		1,224	203,138
Series 2000-5, Class A6, 7.96%, 05/01/31		2,105	487,366
Series 2000-5, Class A7, 8.20%, 05/01/31		3,840	915,888
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.95%, 04/17/30(a)(b)		250	250,512
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 5.87%, 10/25/34(b)		310	306,360
Series 2005-16, Class 1AF, 4.51%, 04/25/36(b)		1,995	1,777,075
Series 2006-17, Class 2A2, (1-mo. CME Term SOFR + 0.41%), 5.27%, 03/25/47(b)		71	69,784
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 5.42%, 03/25/37(b)		6,498	5,476,465
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 5.31%, 05/25/47(b)		817	716,259
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 5.19%, 12/25/25(b)		7	32,520
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 5.81%, 08/25/47(b)		2,717	2,642,247
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 6.47%, 06/25/47(a)(b)		1,446	1,139,215
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 5.48%, 03/15/34(b)		170	168,887
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-MH29, Class B1, 8.10%, 09/25/31(b)		542	547,981
Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		305	238,812
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 5.47%, 09/27/66(a)(b)		14,451	14,400,382
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.03%, 12/25/36(c)		322	271,510
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		368	365,778
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		2,962	2,426,824
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(c)		2,731	102,205
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 5.73%, 07/25/37(a)(b)		411	271,252
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 6.71%, 07/20/34(a)(b)		250	250,196
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.24%, 07/20/34(a)(b)		490	491,455

Security	Par (000)		Value

Asset-Backed Securities (continued)
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 4.84%, 02/22/34(b)(f)	EUR	990	$1,089,889
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3-mo. EURIBOR + 1.50%), 5.19%, 07/21/30(b)(f)		250	277,889
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.46%, 01/25/29(c)	USD	37	91,487
Series 2006-S5, Class A5, 6.16%, 06/25/35		48	84,354
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.39%, 05/15/35(b)		59	59,329
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.39%, 05/15/36(b)		439	432,614
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 5.36%, 11/15/36(b)		260	258,019
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 5.35%, 01/15/37(b)		226	210,325
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.80%, 07/15/36(a)(b)		1,180	1,181,616
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.78%, 10/15/36(a)(b)		250	250,373
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.69%, 04/15/37(a)(b)		2,492	2,496,270
Diameter Capital CLO 8 Ltd., Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.95%, 10/20/37(a)(b)		22,190	22,190,000
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 6.29%, 08/20/34(a)(b)		3,180	3,192,564
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.66%, 01/15/31(a)(b)		491	491,469
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.53%, 04/15/31(a)(b)		2,778	2,782,789
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/34(a)(b)		5,540	5,542,770
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.49%, 07/18/30(a)(b)		785	784,679
Series 2017-49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/18/30(a)(b)		500	500,487
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/30(a)(b)		450	450,789
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.68%, 01/15/31(a)(b)		15,876	15,886,558
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.43%, 10/19/29(a)(b)		2,766	2,770,423
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 6.58%, 04/15/31(a)(b)		2,557	2,556,971

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Dryden 57 CLO Ltd., Series 2018-57A, Class A, (3-mo. CME Term SOFR + 1.27%), 6.39%, 05/15/31(a)(b)	USD	457	$457,538
Dryden 58 CLO Ltd., Series 2018-58A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.55%, 07/17/31(a)(b)		224	223,551
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 6.51%, 04/18/31(a)(b)		468	467,980
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/18/30(a)(b)		300	300,348
Dryden 68 CLO Ltd., Series 2019-68A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.26%, 07/15/35(a)(b)		1,440	1,441,309
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.51%, 05/20/34(a)(b)		3,580	3,585,353
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 6.39%, 05/20/34(a)(b)		219	217,852
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.49%, 05/20/34(a)(b)		2,330	2,331,152
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 6.46%, 04/15/29(a)(b)		1,173	1,174,956
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 7.05%, 07/15/30(a)(b)		250	250,176
Series 2020-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.71%, 01/15/35(a)(b)		2,050	2,050,128
Edenbrook Mortgage Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.95%), 6.93%, 03/22/57(b)(f)	GBP	1,611	2,156,366
Series 2024-1, Class D, (1-day SONIA + 2.55%), 7.53%, 03/22/57(b)(f)		931	1,246,230
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)	USD	2,520	2,533,408
Elmwood CLO 23 Ltd., Series 2023-2A, Class A, (3-mo. CME Term SOFR + 1.80%), 7.09%, 04/16/36(a)(b)		2,030	2,041,680
Elmwood CLO 27 Ltd., Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.23%, 04/18/37(a)(b)		1,040	1,050,112
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 6.84%, 04/20/37(a)(b)		4,510	4,519,058
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.73%, 07/17/37(a)(b)		2,410	2,419,561
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 6.80%, 04/20/37(a)(b)		250	250,625
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/20/34(a)(b)		6,690	6,704,682
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 04/20/34(a)(b)		1,600	1,605,982

Security	Par (000)		Value

Asset-Backed Securities (continued)
Elmwood CLO II Ltd.
Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.54%, 04/20/34(a)(b)	USD	250	$250,138
Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.34%, 04/20/34(a)(b)		1,500	1,501,733
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 7.02%, 07/18/37(a)(b)		670	671,414
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 8.67%, 04/18/37(a)(b)		1,000	1,016,385
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 6.72%, 07/18/37(a)(b)		5,230	5,256,150
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 10/17/37(a)(b)(d)		790	790,000
Elmwood CLO X Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 6.55%, 04/20/34(a)(b)		3,000	3,004,540
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.03%, 04/20/34(a)(b)		1,250	1,252,772
Elmwood CLO XII Ltd.
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/20/35(a)(b)		790	791,712
Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 10/15/37(a)(b)(d)		4,310	4,310,000
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 6.06%, 04/24/34(a)(b)	EUR	700	779,989
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 6.96%, 04/24/34(a)(b)		1,585	1,766,680
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	2,743	1,970,328
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 5.67%, 11/25/35(b)	USD	3,911	3,867,218
Fidelity Grand Harbour CLO DAC, Series 2021-1A, Class D, (3-mo. EURIBOR + 3.60%), 7.29%, 10/15/34(a)(b)	EUR	500	556,410
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 6.02%, 10/25/34(b)	USD	1,000	926,880
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 5.21%, 10/25/36(b)		1,872	1,223,264
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.29%, 10/25/36(b)		1,098	726,222
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 5.25%, 12/25/36(b)		9,289	3,829,423
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 5.12%, 12/25/36(b)		8,692	7,374,697
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.57%, 01/25/36(b)		2,856	2,624,418
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,634,321
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		5,641	5,370,198
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.50%, 04/17/31(a)(b)		555	555,468

12	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.44%, 11/16/34(a)(b)	USD	980	$980,546
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.36%, 11/16/34(a)(b)		250	251,338
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 7.05%, 05/20/36(a)(b)		1,160	1,165,086
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.45%, 10/19/37(a)(b)		13,960	13,965,274
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 6.67%, 10/19/37(a)(b)		1,980	1,980,291
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.79%, 10/19/37(a)(b)		1,200	1,205,345
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/17/37(a)(b)		1,140	1,140,000
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.87%, 10/17/37(a)(b)		870	870,000
Fortuna Consumer Loan Abs DAC
Series 2024-2, Class C, (1-mo. EURIBOR + 1.65%), 10/18/34(b)(d)	EUR	800	892,481
Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 10/18/34(b)(d)		2,300	2,560,245
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)	USD	2,657	2,498,195
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		970	997,794
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		1,572	1,574,816
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.25%, 02/25/37(b)		1,820	1,361,327
FS Rialto Issuer Ltd.
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 7.24%, 01/19/39(a)(b)		11,317	11,331,606
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 7.27%, 06/19/37(a)(b)		3,064	3,072,530
Series 2022-FL6, Class A, (1-mo. CME Term SOFR + 2.58%), 7.55%, 08/17/37(a)(b)		10,504	10,543,217
Galaxy XIX CLO Ltd.
Series 2015-19A, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 6.50%, 07/24/30(a)(b)		489	489,381
Series 2015-19A, Class A2RR, (3-mo. CME Term SOFR + 1.66%), 6.95%, 07/24/30(a)(b)		500	501,114
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 6.53%, 10/15/30(a)(b)		554	554,774
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.66%, 07/15/31(a)(b)		941	942,097
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.54%, 04/20/31(a)(b)		3,043	3,048,066
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3-mo. CME Term SOFR + 1.46%), 6.75%, 04/16/34(a)(b)		4,180	4,185,212

Security	Par (000)		Value

Asset-Backed Securities (continued)
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 6.29%, 11/22/31(a)(b)	USD	918	$918,861
Galaxy XXVIII CLO Ltd.
Series 2018-28A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.86%, 07/15/31(a)(b)		557	557,142
Series 2018-28A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.16%, 07/15/31(a)(b)		822	825,328
Generate CLO 2 Ltd.
Series 2A, Class AR2, (3-mo. CME Term SOFR + 1.41%), 6.61%, 10/22/37(a)(b)		3,015	3,015,276
Series 2A, Class BR2, (3-mo. CME Term SOFR + 1.80%), 7.00%, 10/22/37(a)(b)		2,970	2,977,969
Generate CLO 4 Ltd.
Series 4A, Class ARR, (3-mo. CME Term SOFR + 1.43%), 6.71%, 07/20/37(a)(b)		8,250	8,262,375
Series 4A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 7.03%, 07/20/37(a)(b)		3,000	3,004,390
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.90%, 04/22/37(a)(b)		5,673	5,695,063
Generate CLO 8 Ltd., Series 8A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.29%, 10/20/34(a)(b)		610	612,977
Golden Bar Securitisation Srl, Series 2024-1, Class B, (3-mo. EURIBOR + 1.50%), 4.93%, 09/22/43(b)(f)	EUR	1,923	2,147,859
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 6.56%, 04/20/34(a)(b)	USD	450	453,070
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.67%, 10/20/34(a)(b)		8,690	8,694,050
Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 10.89%, 10/20/34(a)(b)		250	250,494
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.09%, 04/20/30(a)(b)		500	500,785
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		1,616	1,662,144
Golub Capital Partners CLO Ltd.
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.86%, 01/20/34(a)(b)		4,840	4,846,708
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 7.28%, 04/20/37(a)(b)		940	946,468
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.74%, 07/20/34(a)(b)		430	430,486
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.11%, 10/25/37(a)(b)		860	860,889
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 6.41%, 10/25/37(a)(b)		390	390,308
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 7.64%, 10/25/37(a)(b)		260	262,674

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)	USD 1,636	$1,566,998
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)	4,210	4,181,751
Gracie Point International Funding LLC
Series 2023-1A, Class A, (SOFR (90-day) + 1.95%), 7.32%, 09/01/26(a)(b)	2,548	2,562,942
Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 7.07%, 03/01/28(a)(b)	7,816	7,842,162
GreenPoint Manufactured Housing, Series 1999-5, Class M2, 9.23%, 12/15/29(b)	709	707,578
GreenSky Home Improvement Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)	13,730	13,935,781
Series 2024-1, Class B, 5.87%, 06/25/59(a)	1,072	1,093,850
Greenwood Park CLO Ltd.
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.59%, 04/15/31(a)(b)	538	539,113
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.27%), 6.57%, 04/15/31(a)(b)	390	390,852
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 5.67%, 12/25/35(b)	836	372,246
Series 2006-18, Class AF2A, 5.63%, 11/25/36(b)	112	33,200
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)	1,108	330,942
Series 2006-4, Class 1A1, 4.14%, 03/25/36(b)	1,518	1,030,788
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 5.11%, 03/25/36(b)	11	3,516
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)	445	85,107
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 5.37%, 01/25/47(b)	679	346,279
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 8.34%, 02/25/47(b)	1,300	1,277,297
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.63%, 07/28/31(a)(b)	250	250,884
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.76%, 07/15/34(a)(b)	12,060	12,091,305
Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.41%, 07/15/34(a)(b)	1,750	1,762,724
Gulf Stream Meridian 5 Ltd.
Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.76%, 07/15/34(a)(b)	1,560	1,563,934
Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.36%, 07/15/34(a)(b)	470	473,119
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.66%, 07/15/35(a)(b)	2,550	2,556,914
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.76%, 04/20/34(a)(b)	1,330	1,333,990
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1, (3-mo. CME Term SOFR + 2.45%), 7.73%, 10/20/34(a)(b)	1,740	1,746,438

Security	Par (000)		Value

Asset-Backed Securities (continued)
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.66%, 04/20/34(a)(b)	USD	500	$500,239
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 6.69%, 04/25/34(a)(b)	EUR	750	842,760
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 5.04%, 04/25/34(b)(f)		540	596,854
Hermitage PLC
Series 2024-1, Class C, (1-day SONIA + 1.60%), 6.56%, 04/21/33(b)(f)	GBP	733	978,474
Series 2024-1, Class D, (1-day SONIA + 2.35%), 7.31%, 04/21/33(b)(f)		456	608,510
Series 2024-1, Class E, (1-day SONIA + 3.90%), 8.86%, 04/21/33(b)(f)		740	988,241
Highbridge Loan Management Ltd., Series 3A-2014, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.72%, 07/18/29(a)(b)	USD	292	291,952
Hill FL BV, Series 2024-2FL, Class D, (1-mo. EURIBOR + 1.95%), 10/18/32(b)(d)(f)	EUR	500	557,187
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)	USD	3,683	3,638,895
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.57%, 07/25/36(b)		2,440	2,308,881
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.27%, 05/25/37(b)		1,731	1,363,747
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.75%, 07/25/34(b)		256	248,682
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		1,661	171,483
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,729	8,168,160
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.68%, 04/20/34(a)(b)		5,620	5,628,941
Series 6A-2015, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.50%, 02/05/31(a)(b)		3,485	3,488,173
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 6.75%, 05/20/32(a)(b)		6,333	6,342,109
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.08%, 04/20/35(a)(b)		947	948,383
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 7.49%, 01/15/34(b)(f)	EUR	350	388,855
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.35%, 07/25/34(a)(b)	USD	250	250,779
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.37%, 05/25/36(b) .		571	561,947
Series 2007-CH1, Class MF1, 4.54%, 11/25/36(c)		120	123,664
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 6.83%, 07/20/36(a)(b)		2,680	2,682,015

14	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Kings Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.67%, 01/21/35(a)(b)	USD	810	$810,822
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.91%, 09/15/29(a)(b)		360	360,460
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.61%, 01/20/31(a)(b)		3,351	3,354,375
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.63%, 04/15/31(a)(b)		758	759,830
LCM XIV LP, Series 14A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.58%, 07/20/31(a)(b)		260	260,007
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 6.69%, 10/15/31(a)(b)		215	215,568
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		2,809	2,687,233
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(e)		2,015	379,973
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		2,291	2,131,724
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(b)		1,128	1,142,228
Series 2002-A, Class C, 0.00%, 06/15/33(e)		168	166,456
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 5.06%, 06/25/37(a)(b)		298	200,084
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	647,859
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		8,420	8,439,999
Series 2023-1A, Class D, 8.69%, 05/20/33(a)		2,291	2,322,381
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		2,136	2,189,624
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		818	839,242
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		953	976,163
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.89%, 01/17/37(a)(b)		745	743,813
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		4,562	3,825,122
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		4,434	3,646,692
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.27%, 06/25/36(b)		2,945	1,400,602
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 5.29%, 08/25/36(b)		7,866	3,139,941
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 6.92%, 01/17/30(a)(b)		430	429,891
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A2, 4.15%, 02/01/33		2,630	2,620,844
Madison Park Euro Funding XVI DAC, Series 16A, Class D, (3-mo. EURIBOR + 3.20%), 6.89%, 05/25/34(a)(b)	EUR	1,000	1,116,541

Security	Par (000)		Value

Asset-Backed Securities (continued)
Madison Park Funding LI Ltd., Series 2021-51A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.24%, 07/19/34(a)(b)	USD	2,740	$2,751,333
Madison Park Funding LVII Ltd., Series 2022- 57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 6.38%, 07/27/34(a)(b)		250	250,000
Madison Park Funding LXII Ltd., Series 2022- 62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 7.14%, 07/17/36(a)(b)		3,020	3,034,451
Madison Park Funding LXVII Ltd., Series 2024- 67A, Class B, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/25/37(a)(b)		6,610	6,682,821
Madison Park Funding XIV Ltd., Series 2014- 14A, Class AR3, (3-mo. CME Term SOFR + 1.20%), 6.48%, 10/22/30(a)(b)		1,711	1,712,811
Madison Park Funding XIX Ltd.
Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 6.88%, 01/22/37(a)(b)		7,000	7,021,427
Series 2015-19A, Class BR3, (3-mo. CME Term SOFR + 2.25%), 7.53%, 01/22/37(a)(b)		1,000	1,003,185
Madison Park Funding XL Ltd., Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 6.31%, 05/28/30(a)(b)		3,208	3,208,025
Madison Park Funding XLII Ltd.
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.43%, 11/21/30(a)(b)		416	416,386
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.05%, 11/21/30(a)(b)		1,500	1,501,145
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.35%, 11/21/30(a)(b)		390	390,935
Madison Park Funding XLV Ltd., Series 2020- 45A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.68%, 07/15/34(a)(b)		4,660	4,665,867
Madison Park Funding XLVI Ltd., Series 2020- 46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(b)		250	250,846
Madison Park Funding XVIII Ltd.
Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.48%, 10/21/30(a)(b)		13,771	13,798,272
Series 2015-18A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/21/30(a)(b)		610	611,018
Madison Park Funding XXI Ltd., Series 2016- 21A, Class AARR, (3-mo. CME Term SOFR + 1.34%), 6.64%, 10/15/32(a)(b)		1,730	1,730,611
Madison Park Funding XXII Ltd.
Series 2016-22A, Class A1R, (3-mo. CME Term SOFR + 1.52%), 6.82%, 01/15/33(a)(b)		3,000	3,000,829
Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.16%, 01/15/33(a)(b)		2,500	2,502,985
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.50%, 07/27/31(a)(b)		1,428	1,428,886
Series 2017-23A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.08%, 07/27/31(a)(b)		500	500,776

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.53%, 07/27/31(a)(b)	USD	900	$902,826
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 6.83%, 10/20/29(a)(b)		760	761,258
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.46%, 10/18/30(a)(b)		876	876,824
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3-mo. CME Term SOFR + 1.29%), 6.57%, 04/20/30(a)(b)		343	342,623
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 7.14%, 07/23/37(a)(b)		4,110	4,118,090
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 6.59%, 10/15/32(a)(b)		1,560	1,561,375
Madison Park Funding XXXV Ltd., Series 2019-35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.94%, 04/20/32(a)(b)		1,030	1,030,875
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.67%, 07/17/34(a)(b)		5,010	5,010,273
Man GLG Euro CLO, Series 6A, Class DR, (3-mo. EURIBOR + 3.50%), 7.19%, 10/15/32(a)(b)	EUR	1,680	1,864,640
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.72%, 12/18/30(a)(b)	USD	807	807,170
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.11%), 7.40%, 07/25/34(a)(b)		250	249,580
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.19%, 01/22/35(a)(b)		250	251,740
Mariner CLO LLC, Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 6.87%, 01/23/37(a)(b)		1,350	1,353,929
Mariner Finance Issuance Trust
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,519,495
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,136,326
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		5,718	5,813,195
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		304	310,755
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		1,277	1,306,496
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 5.49%, 06/25/36(a)(b)		931	860,400
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.39%), 5.25%, 05/25/37(b)		1,318	1,107,095
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 5.49%, 06/25/46(a)(b)		205	199,038
Meacham Park CLO Ltd., Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.60%), 6.39%, 10/20/37(a)(b)		3,440	3,430,056
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 5.45%, 05/25/37(b)		1,384	993,629

Security	Par (000)		Value

Asset-Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 5.36%, 08/25/37(b)	USD	393	$346,538
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 5.15%, 06/25/37(b)		830	178,171
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.60%, 09/17/37(a)(b)		2,265	2,269,960
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 7.12%, 06/19/37(a)(b)		4,614	4,619,367
Series 2023-FL12, Class A, (1-mo. CME Term SOFR + 2.07%), 7.03%, 10/19/38(a)(b)		2,218	2,223,545
MidOcean Credit CLO III Ltd., Series 2014-3A, Class A3A2, (3-mo. CME Term SOFR + 1.23%), 6.51%, 04/21/31(a)(b)		198	197,926
MidOcean Credit CLO VIII, Series 2018-8A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 6.44%, 02/20/31(a)(b)		899	899,953
MidOcean Credit CLO XII Ltd., Series 2023- 12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/18/36(a)(b)		3,170	3,173,369
Mila BV
Series 2024-1, Class C, (1-mo. EURIBOR + 1.45%), 4.86%, 09/16/41(b)(f)	EUR	238	264,428
Series 2024-1, Class D, (1-mo. EURIBOR + 2.00%), 5.41%, 09/16/41(b)(f)		188	208,278
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)	USD	3,907	3,571,811
Milos CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.61%, 10/20/30(a)(b)		656	656,844
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 5.57%, 12/25/34(b)		820	761,713
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 5.84%, 09/25/35(b)		2,831	2,364,550
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 8.77%, 02/25/47(a)(b)		407	378,997
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 5.29%, 04/25/36(b)		1,341	945,416
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		1,907	443,093
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		736	210,061
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 5.31%, 11/25/36(b)		3,559	613,048
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.47%, 11/25/36(b)		1,020	284,607
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(c)		1,426	518,106
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(c)		6,206	2,213,667
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,387	1,306,878
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		475	428,930
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		665	591,916

16	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Mosaic Solar Loan Trust
Series 2022-3A, Class A, 6.10%, 06/20/53(a)	USD	1,361	$1,391,020
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		4,682	4,689,050
MP CLO III Ltd., Series 2013-1A, Class AR, (3-mo. CME Term SOFR + 1.51%), 6.79%, 10/20/30(a)(b)		909	909,199
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/18/28(a)(b)		750	752,085
Myers Park CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.94%, 10/20/30(a)(b)		890	890,726
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/20/30(a)(b)		250	250,483
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.31%), 7.59%, 10/20/30(a)(b)		250	250,788
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.38%, 04/25/37(b)		3,320	3,163,515
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	5,817,605
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.11%, 11/15/68(a)(b)		1,157	1,152,592
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		103	100,984
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,184,856
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		952	848,171
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		4,380	4,016,605
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,400	1,284,348
Series 2024-A, Class A, 5.66%, 10/15/72(a)		16,837	17,303,171
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		3,470	3,033,906
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	19,750,880
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,496,120
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	2,030,305
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	11,311,463
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	707,511
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,279,458
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	10,591,557
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	550,507
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	834,806
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		6,556	5,743,503
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	275,846
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 7.53%, 11/25/53(a)(b)		4,015	4,004,679
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.56%, 01/28/30(a)(b)		428	428,652
Neuberger Berman CLO XV Ltd.
Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.48%, 10/15/29(a)(b)		575	575,770
Series 2013-15A, Class BR2, (3-mo. CME Term SOFR + 1.61%), 6.91%, 10/15/29(a)(b)		250	250,185
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.60%, 04/15/34(a)(b)		2,690	2,690,760

Security	Par (000)		Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.72%, 07/15/34(a)(b)	USD	1,000	$1,000,385
Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/34(a)(b)		750	752,841
Neuberger Berman CLO XXI Ltd., Series 2016- 21A, Class BR2, (3-mo. CME Term SOFR + 1.91%), 7.19%, 04/20/34(a)(b)		2,740	2,749,207
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.46%, 10/18/30(a)(b)		6,120	6,119,793
Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.94%, 10/18/30(a)(b)		250	250,000
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/31(a)(b)		386	386,433
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.94%, 01/20/32(a)(b)		1,340	1,340,200
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.63%, 10/16/33(a)(b)		3,550	3,552,290
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 6.52%, 01/20/35(a)(b)		290	290,196
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.03%, 01/20/35(a)(b)		500	500,197
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.99%, 07/20/31(a)(b)		1,000	1,001,957
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 6.61%, 04/16/33(a)(b)		4,144	4,153,118
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.65%, 07/16/35(a)(b)		4,090	4,096,176
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.69%, 10/14/35(a)(b)		4,360	4,362,513
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 01/20/36(a)(b)		780	782,910
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.60%, 04/14/35(a)(b)		750	750,266
Neuberger Berman Loan Advisers CLO 54 Ltd., Series 2024-54A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.26%, 04/23/38(a)(b)		1,520	1,530,458
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 5.64%, 12/25/35(b)		2,181	1,844,764
New Mountain CLO 1 Ltd., Series CLO-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.76%, 10/15/34(a)(b)		660	660,309

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
New Mountain CLO 6 Ltd., Series CLO-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 10/15/37(a)(b)(d)	USD	5,410	$5,413,787
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		699	636,009
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.63%, 12/21/29(a)(b)		130	130,301
Newday Funding Master Issuer PLC
Series 2024-2X, Class B, (1-day SONIA + 1.40%), 6.36%, 07/15/32(b)(f)	GBP	655	875,752
Series 2024-2X, Class C, (1-day SONIA + 1.90%), 6.86%, 07/15/32(b)(f)		780	1,044,927
Series 2024-2X, Class D, (1-day SONIA + 2.65%), 7.61%, 07/15/32(b)(f)		1,645	2,204,585
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 5.37%, 10/25/36(a)(b)	USD	51	61,816
Noria
Series 2024-DE1, Class D, (1-mo. EURIBOR + 1.65%), 5.00%, 02/25/43(b)	EUR	500	556,261
Series 2024-DE1, Class E, (1-mo. EURIBOR + 3.55%), 6.90%, 02/25/43(b)		500	556,417
Series 2024-DE1, Class F, (1-mo. EURIBOR + 4.50%), 7.85%, 02/25/43(b)		300	333,851
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 5.59%, 01/21/35(a)(b)		400	446,302
Oaktree CLO Ltd.
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 6.35%, 10/22/37(a)(b)	USD	790	788,626
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.78%, 10/22/37(a)(b)		250	252,737
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		462	186,509
Series 2001-D, Class A4, 6.93%, 09/15/31(b)		294	141,603
Series 2002-B, Class M1, 7.62%, 06/15/32(b)		3,887	3,930,753
Ocean Trails CLO X, Series 2020-10A, Class BR, (3-mo. CME Term SOFR + 2.06%), 7.36%, 10/15/34(a)(b)		250	250,182
OCP CLO Ltd.
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/26/31(a)(b)		393	393,476
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 6.94%, 04/26/31(a)(b)		1,070	1,068,994
Series 2014-6A, Class A2R2, (3-mo. CME Term SOFR + 1.50%), 6.79%, 10/17/30(a)(b)		1,250	1,248,138
Series 2014-7A, Class A1RR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/20/29(a)(b)		109	108,557
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 07/20/29(a)(b)		1,250	1,252,025

Security	Par (000)		Value

Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2015-9A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 6.55%, 01/15/33(a)(b)	USD	4,100	$4,103,242
Series 2016-11A, Class A1R2, (3-mo. CME Term SOFR + 1.42%), 6.70%, 04/26/36(a)(b)		1,290	1,290,334
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 10/18/37(a)(b)(d)		1,960	1,960,000
Series 2016-12A, Class XR3, (3-mo. CME Term SOFR + 1.20%), 10/18/37(a)(b)(d)		2,100	2,100,000
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.52%, 07/15/30(a)(b)		613	613,198
Series 2017-14A, Class D1R, (3-mo. CME Term SOFR + 3.10%), 7.84%, 07/20/37(a)(b)		1,610	1,628,265
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.57%, 04/10/33(a)(b)		1,446	1,446,318
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 6.70%, 07/20/37(a)(b)		1,570	1,573,890
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 6.60%, 07/20/37(a)(b)		2,080	2,081,052
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 8.33%, 07/20/37(a)(b)		390	394,568
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 10/20/34(a)(b)		500	501,984
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 7.23%, 04/18/37(a)(b)		360	362,320
Series 2020-8RA, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.77%, 01/17/32(a)(b)		1,876	1,877,485
Series 2021-22A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.72%, 12/02/34(a)(b)		2,010	2,012,263
Series 2021-22A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.24%, 12/02/34(a)(b)		660	662,881
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 10/15/37(a)(b)(d)		1,390	1,390,000
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 10/15/37(a)(b)(d)		1,390	1,390,000
OCP Euro CLO DAC
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 5.99%, 04/20/33(a)(b)	EUR	250	279,393
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 6.99%, 04/20/33(a)(b)		250	279,514
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(b)	USD	250	250,356
Octagon 57 Ltd.
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.71%, 10/15/34(a)(b)		500	500,026
Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(b)		1,280	1,283,832

18	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 6.85%, 11/16/36(a)(b)	USD	4,970	$5,004,201
Octagon 67 Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.80%), 7.09%, 04/25/36(a)(b)		750	753,009
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 6.51%, 04/16/31(a)(b)		4,602	4,607,885
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.53%, 04/15/31(a)(b)		2,046	2,048,506
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 7.13%, 07/25/30(a)(b)		750	750,689
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.43%, 10/20/30(a)(b)		2,122	2,122,684
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 7.08%, 10/20/30(a)(b)		8,890	8,899,307
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/36(a)(b)		3,290	3,290,903
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class AARR, (3-mo. CME Term SOFR + 1.21%), 6.51%, 07/15/29(a)(b)		31	30,770
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.89%, 07/19/30(a)(b)		1,430	1,433,314
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 6.57%, 07/17/30(a)(b)		3,127	3,130,194
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 6.55%, 01/25/31(a)(b)		4,086	4,085,888
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 7.06%, 11/18/31(a)(b)		250	250,572
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.79%, 04/20/37(a)(b)		3,170	3,171,240
OHA Credit Funding 19 Ltd., Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.99%, 07/20/37(a)(b)		250	251,153
OHA Credit Funding 2 Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/21/34(a)(b)		14,640	14,644,836
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.14%, 04/21/34(a)(b)		295	296,085
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.68%, 07/02/35(a)(b)		6,875	6,877,262
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 07/02/35(a)(b)		2,989	3,001,844
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 10/22/36(a)(b)		1,000	1,000,309
Oha Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo. CME Term SOFR + 1.35%), 0.00%, 10/18/37(a)(e)		8,960	8,960,000

Security	Par (000)		Value

Asset-Backed Securities (continued)
Oha Credit Funding 5 Ltd.
Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 0.00%, 10/18/37(a)(e)	USD	420	$420,000
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.68%, 07/20/34(a)(b)		850	850,194
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.58%, 02/24/37(a)(b)		3,720	3,723,073
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 10/19/37(a)(b)(d)		2,780	2,780,000
Series 2021-9A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.24%, 07/19/35(a)(b)		3,510	3,528,064
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 10/19/37(a)(b)(d)		3,510	3,510,000
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.74%, 04/20/37(a)(b)		3,530	3,539,205
OHA Credit Partners XII Ltd., Series 2015-12A, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 7.23%, 04/23/37(a)(b)		1,550	1,564,743
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.20%, 10/18/37(a)(b)		5,388	5,387,770
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.40%, 05/23/31(a)(b)		5,139	5,145,916
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/19/37(a)(b)		1,830	1,831,850
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.80%, 07/20/37(a)(b)		3,750	3,754,092
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 7.04%, 07/20/37(a)(b)		250	251,030
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 09/14/35(a) .		2,620	2,454,723
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 6.10%, 06/16/36(a)(b)		1,958	1,958,965
Series 2024-1A, Class A, 5.79%, 05/14/41(a) .		17,503	18,509,002
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 5.70%, 11/25/35(b)		4,030	3,415,340
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 5.18%, 03/25/37(b) .		2,360	1,998,949
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		1,746	1,514,970
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		4,363	3,804,499
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 10/20/37(a)(b)(d)		15,180	15,180,000
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 10/20/37(a)(b)(d)		1,380	1,380,000
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(b)		779	781,230
Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.41%, 10/15/37(a)(b)		307	303,283

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Owl Rock CLO V Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 7.06%, 04/20/34(a)(b)	USD	900	$901,134
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 7.00%, 07/24/36(a)(b)		3,925	3,919,814
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.50%, 01/25/37(c)		1,586	1,459,182
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3-mo. CME Term SOFR + 2.36%), 7.65%, 10/17/29(a)(b)		1,160	1,161,850
OZLM XVIII Ltd.
Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 6.58%, 04/15/31(a)(b)		4,025	4,024,867
Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 7.11%, 04/15/31(a)(b)		700	702,030
OZLM XX Ltd., Series 2018-20A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.19%, 04/20/31(a)(b)		850	853,497
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.62%, 01/17/31(a)(b)		475	475,174
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 07/20/32(a)(b)		750	751,770
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		3,423	2,718,591
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. CME Term SOFR + 1.26%), 6.55%, 10/17/31(a)(b)		1,847	1,848,684
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.68%, 01/17/31(a)(b)		827	833,023
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.09%, 05/21/34(a)(b)		1,250	1,253,033
Series 2015-2A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.09%, 07/20/30(a)(b)		2,500	2,503,175
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.29%, 07/20/30(a)(b)		1,000	1,002,731
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.53%, 11/14/34(a)(b)		3,570	3,575,712
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.77%, 11/15/36(a)(b)		1,270	1,274,338
Series 2021-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.94%, 04/20/34(a)(b)		250	249,888
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.71%, 01/15/35(a)(b)		360	360,378
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(b)		250	250,908
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.54%, 07/20/37(a)(b)		1,040	1,040,011
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 8.14%, 07/20/37(a)(b)		550	552,350

Security	Par (000)		Value

Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2022-5A, Class A, (3-mo. CME Term SOFR + 2.00%), 7.28%, 10/20/35(a)(b)	USD	500	$500,000
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.94%, 07/20/37(a)(b)		3,270	3,272,807
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.54%, 04/20/29(a)(b)		500	499,945
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.64%, 05/20/29(a)(b)		1,430	1,432,125
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.39%, 05/20/29(a)(b)		500	500,670
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.16%, 10/15/29(a)(b)		250	249,503
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.56%, 10/15/29(a)(b)		1,480	1,478,960
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 7.20%, 10/15/30(a)(b)		1,810	1,812,860
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 7.50%, 10/15/30(a)(b)		390	391,039
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 8.40%, 10/15/30(a)(b)		250	251,500
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 6.90%, 04/15/31(a)(b)		16,630	16,601,252
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 6.56%, 10/15/32(a)(b)		1,680	1,688,281
Park Avenue Institutional Advisers CLO Ltd.
Series 2019-1A, Class A1, (3-mo. CME Term SOFR + 1.74%), 6.86%, 05/15/32(a)(b)		438	437,875
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.96%, 07/15/34(a)(b)		250	250,681
PCL Funding IX PLC
Series 2024-1, Class B, (1-day SONIA + 1.30%), 6.26%, 07/16/29(b)(f)	GBP	684	917,200
Series 2024-1, Class C, (1-day SONIA + 2.15%), 7.11%, 07/16/29(b)(f)		151	201,696
Pikes Peak CLO 1, Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.73%, 07/24/31(a)(b)	USD	699	699,836
Pikes Peak CLO 4, Series 2019-4A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.76%, 07/15/34(a)(b)		250	250,000
Pikes Peak CLO 6, Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.43%), 6.53%, 05/18/34(a)(b)		2,846	2,847,124
Pikes Peak CLO 8
Series 2021-8A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.71%, 07/20/34(a)(b)		8,628	8,633,027
Series 2021-8A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.29%, 07/20/34(a)(b)		2,950	2,962,935
Pony SA Compartment German Auto Loans
Series 2024-1, Class C, (1-mo. EURIBOR + 1.20%), 4.64%, 01/14/33(b)(f)	EUR	400	444,733
Series 2024-1, Class D, (1-mo. EURIBOR + 1.65%), 5.09%, 01/14/33(b)(f)		300	333,525
Post CLO Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.95%), 7.23%, 04/20/36(a)(b)	USD	500	502,290
PRET LLC
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(b)		4,737	4,731,873

20	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
PRET LLC
Series 2023-RN2, Class A1, 8.11%, 11/25/53(a)(c)	USD	7,218	$7,322,922
Series 2024-NPL4, Class A1, 7.00%, 07/25/54(a)(c)		6,752	6,832,550
Series 2024-NPL5, Class A1, 5.96%, 09/25/54(a)(c)		5,251	5,250,959
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)		449	436,977
Series 2016-6A, Class C, 4.00%, 08/24/40(a)		7,170	6,836,057
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 6.22%, 07/25/51(a)(b)		1,598	1,592,207
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 7.47%, 07/25/51(a)(b)		314	313,857
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.72%, 07/25/51(a)(b)		182	182,861
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 10.87%, 07/25/51(a)(b)		124	126,073
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,773,902
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		2,014	1,868,948
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		8,135	7,632,990
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,792,631
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,355,550
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	7,841,854
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,231,137
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,417,320
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,360,090
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		1,766	1,792,679
Series 2023-SFR2, Class E1, 4.75%, 10/17/40(a)		1,781	1,689,184
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,025	1,824,887
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		1,012	908,961
Quarzo Srl
Series 2024-1, Class C, (3-mo. EURIBOR + 2.30%), 5.78%, 06/15/41(b)(f)	EUR	421	473,516
Series 2024-1, Class D, (3-mo. EURIBOR + 3.70%), 7.18%, 06/15/41(b)(f)		343	386,779
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 6.50%, 10/15/30(a)(b)	USD	2,367	2,366,662
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.65%, 07/25/31(a)(b)		3,001	3,002,953
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 6.63%, 01/20/34(a)(b)		4,110	4,113,747
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 01/20/34(a)(b)		430	430,579

Security	Par (000)		Value

Asset-Backed Securities (continued)
Rad CLO 16 Ltd., Series 2022-16A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.85%, 07/15/37(a)(b)	USD	325	$325,966
RAD CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/20/37(a)(b)		1,400	1,410,957
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.67%, 07/24/32(a)(b)		3,770	3,773,461
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.64%, 04/17/36(a)(b)		1,050	1,050,021
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 7.19%, 04/17/36(a)(b)		4,540	4,544,625
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 7.89%, 04/17/36(a)(b)		2,410	2,432,234
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 9.44%, 04/17/36(a)(b)		770	784,667
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. CME Term SOFR + 2.16%), 7.46%, 01/15/34(a)(b)		250	250,531
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. LIBOR US + 0.62%), 5.17%, 07/25/34(b)		1,071	842,775
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 6.94%, 04/20/34(a)(b)		500	500,000
Red & Black Auto Italy Srl, Series 3, Class C, (1-mo. EURIBOR + 1.50%), 07/28/36(b)(d)(f)	EUR	298	331,719
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(c)	USD	468	467,886
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.00%), 7.32%, 04/17/37(a)(b)		2,438	2,457,084
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.70%, 04/20/34(a)(b)		4,700	4,706,148
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 6.23%, 06/20/34(a)(b)		1,600	1,603,750
Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 6.68%, 06/20/34(a)(b)		500	502,029
Regatta VIII Funding Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 2.05%), 7.38%, 04/17/37(a)(b)		750	755,174
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.70%, 07/17/37(a)(b)		5,950	5,954,646
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.05%, 07/17/37(a)(b)		3,270	3,274,161
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 10/15/37(a)(b)(d)		3,340	3,340,000
Regatta XIX Funding Ltd.
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 6.60%, 04/20/35(a)(b)		1,020	1,021,534

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Regatta XIX Funding Ltd.
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.13%, 04/20/35(a)(b)	USD	680	$683,121
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.66%, 01/15/34(a)(b)		250	250,300
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.01%, 01/15/34(a)(b)		750	751,930
Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/20/35(a)(b)		1,300	1,301,941
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.64%, 01/20/35(a)(b)		250	250,299
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.83%, 04/26/37(a)(b)		2,990	3,010,003
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	983,782
Series 2021-3, Class A, 3.88%, 10/17/33(a)(g).		21,460	20,039,348
Series 2022-1, Class A, 3.07%, 03/15/32(a)		417	409,914
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	786,658
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	520,356
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,661,460
Series 2024-1, Class D, 7.46%, 07/15/36(a)		268	278,706
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 08/20/32(a)		695	707,383
Series 2024-A, Class C, 7.28%, 08/20/32(a)		340	346,767
Series 2024-A, Class D, 9.49%, 08/20/32(a)		1,401	1,431,029
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 6.60%, 01/18/34(a)(b)		5,690	5,691,986
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 6.64%, 04/20/34(a)(b)		4,827	4,828,552
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.06%, 10/15/29(a)(b)		8,271	8,275,610
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.46%, 10/15/29(a)(b)		2,750	2,752,494
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.41%, 10/15/29(a)(b)		4,766	4,766,900
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.73%, 10/20/30(a)(b)		7,393	7,402,382
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.49%, 05/20/31(a)(b)		5,822	5,828,105
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 7.11%, 05/20/31(a)(b)		1,500	1,502,923
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.70%, 10/20/31(a)(b)		709	709,125
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.34%, 10/20/31(a)(b)		600	601,331
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.04%, 08/20/32(a)(b)		1,250	1,249,986
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.70%, 07/20/34(a)(b)		2,020	2,020,487
Romark CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 6.58%, 10/23/30(a)(b)		692	692,550
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 7.70%, 10/23/30(a)(b)		750	750,840

Security	Par (000)		Value

Asset-Backed Securities (continued)
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.57%, 04/20/31(a)(b)	USD	3,571	$3,573,646
RR 1 LLC, Series 2017-1A, Class A1AB, (3-mo. CME Term SOFR + 1.41%), 6.71%, 07/15/35(a)(b)		9,490	9,512,713
RR 12 Ltd., Series 2020-12A, Class A2R3, (3-mo. CME Term SOFR + 1.60%), 6.90%, 01/15/36(a)(b)		1,040	1,039,956
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.16%, 10/15/34(a)(b)		485	486,641
RR 26 Ltd., Series 2023-26A, Class A1, (3-mo. CME Term SOFR + 1.78%), 7.08%, 04/15/38(a)(b)		1,110	1,114,459
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.85%, 04/15/37(a)(b)		6,320	6,336,573
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.69%, 07/15/39(a)(b)		300	301,541
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.65%, 01/15/30(a)(b)		1,676	1,676,502
RR 32 Ltd.
Series 2024-32RA, Class A1R, (3-mo. CME Term SOFR + 1.36%), 10/15/39(a)(b)(d)		12,950	12,950,000
Series 2024-32RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 10/15/39(a)(b)(d)		2,310	2,310,000
RR 4 Ltd., Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.11%, 04/15/30(a)(b)		1,400	1,404,773
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo. CME Term SOFR + 1.95%), 7.27%, 07/15/39(a)(b)		1,000	1,006,778
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 5.44%, 01/15/37(a)(b)	EUR	1,160	1,296,121
Sandstone Peak Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 6.53%, 10/15/34(a)(b)	USD	2,410	2,410,000
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 6.68%, 10/15/34(a)(b)		710	710,000
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 3.01%, 08/25/35(c)		587	445,438
SCF Rahoituspalvelut XIII DAC, Series 13, Class C, (1-mo. EURIBOR + 1.40%), 4.75%, 06/25/34(b)(f)	EUR	400	445,337
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 5.97%, 10/25/35(b)	USD	340	265,914
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 5.19%, 02/25/37(b)		344	150,244
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 5.51%, 02/25/37(b)		3,662	1,600,369
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 5.41%, 01/25/37(b)		575	415,684

22	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)	USD	3,410	$3,302,798
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		4,172	4,301,485
SESAC Finance LLC
Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,850	2,837,137
Series 2022-1, Class A2, 5.50%, 07/25/52(a)		2,539	2,527,400
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		1,293	1,324,386
SG Mortgage Securities Trust, Series 2006- FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.29%, 07/25/36(b)		867	186,596
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3-mo. CME Term SOFR + 2.06%), 7.34%, 07/20/34(a)(b)		250	250,839
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3-mo. CME Term SOFR + 1.42%), 6.71%, 04/17/34(a)(b)		11,570	11,584,705
Series 2014-1A, Class BR3, (3-mo. CME Term SOFR + 2.06%), 7.35%, 04/17/34(a)(b)		3,010	3,010,849
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.84%, 04/25/37(a)(b)		2,620	2,626,928
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 7.49%, 04/25/37(a)(b)		610	616,875
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.98%, 10/20/37(a)(b)		400	400,000
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.36%, 10/20/37(a)(b)		270	270,000
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.81%, 04/20/33(a)(b)		3,010	3,016,522
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 04/20/33(a)(b)		1,000	1,002,152
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.13%, 10/20/37(a)(b)		860	860,420
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/21/37(a)(b)		1,690	1,692,535
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.64%, 07/20/34(a)(b)		16,995	16,998,605
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.74%, 01/20/34(a)(b)		625	623,219
Sixth Street CLO XX Ltd.
Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.70%, 10/20/34(a)(b)		250	250,066
Series 2021-20A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 10/20/34(a)(b)		780	782,894
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 5.61%, 06/15/33(b)		404	399,314
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 9.96%, 10/15/41(a)(b)		11,012	11,525,191

Security	Par (000)		Value

Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)	USD	1,244	$1,226,910
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		8,637	8,049,909
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	5,815,263
Series 2021-A, Class C, 2.99%, 01/15/53(a)		6,521	5,639,040
Series 2021-C, Class B, 2.30%, 01/15/53(a)		783	747,363
Series 2021-C, Class C, 3.00%, 01/15/53(a)		465	409,042
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 6.79%, 03/15/56(a)(b)		10,666	10,731,356
Series 2024-A, Class B, 5.88%, 03/15/56(a)		10,533	10,831,203
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 6.44%, 06/17/52(a)(b)		4,081	4,048,331
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		10,046	10,226,623
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		11,065	11,265,174
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.61%, 01/26/31(a)(b)		450	449,757
Sound Point CLO XV Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.05%, 01/23/29(a)(b)		20	20,384
Sound Point CLO XXII Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.62%, 01/20/32(a)(b)		523	524,540
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 5.76%, 01/25/35(b)		35	29,134
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 5.99%, 11/25/35(b)		547	426,430
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.46%), 5.32%, 01/25/37(b)		778	743,016
Southwick Park CLO LLC
Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.60%, 07/20/32(a)(b)		550	550,335
Series 2019-4A, Class B1R, (3-mo. CME Term SOFR + 1.76%), 7.04%, 07/20/32(a)(b)		370	370,321
SPLT
Series 23-1, Class R1, 0.00%, 10/15/30(a)(e)		178	8,796,333
Series 24-1, Class R1, 0.00%, 02/12/31(a)(e)		162	6,232,866
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 5.29%, 04/15/33(b)(f)	EUR	1,420	1,575,135
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 7.61%, 04/17/38(a)(b)	USD	1,030	1,006,723
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.81%, 10/15/30(a)(b)		1,826	1,828,436
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.36%, 01/15/30(a)(b)		1,630	1,633,914
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)(e)		1,000	2,130
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		56	54,293

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 6.02%, 05/25/37(a)(b)	USD	2,104	$1,655,079
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		5,776	5,964,999
Sutton Park CLO DAC, Series 1X, Class BE, (3-mo. EURIBOR + 2.35%), 5.89%, 11/15/31(b)(f)	EUR	940	1,047,675
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 7.57%, 04/20/36(a)(b)	USD	3,280	3,293,528
Symphony CLO 38 Ltd., Series 2023-38A, Class C1, (3-mo. CME Term SOFR + 2.90%), 8.18%, 04/24/36(a)(b)		250	252,577
Symphony CLO 40 Ltd., Series 2023-40A, Class A1, (3-mo. CME Term SOFR + 1.64%), 6.94%, 01/14/34(a)(b)		1,790	1,792,345
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 6.51%, 04/16/31(a)(b)		197	196,645
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.50%, 10/15/31(a)(b)		2,265	2,266,243
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 6.84%, 01/16/32(a)(b)		1,110	1,108,346
Symphony CLO XXI Ltd., Series 2019-21A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.62%, 07/15/32(a)(b)		475	475,542
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.16%, 01/15/34(a)(b)		500	500,798
Series 2020-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.56%, 01/15/34(a)(b)		500	501,425
Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.71%, 01/15/34(a)(b)		250	250,818
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, (3-mo. CME Term SOFR + 1.20%), 6.48%, 01/23/32(a)(b)		472	472,014
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/20/33(a)(b)		2,230	2,232,123
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.22%), 6.32%, 11/18/30(a)(b)		1,263	1,262,737
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 5.99%, 06/25/36(b)		357	321,286
Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/34(a)(b)		550	550,040
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.70%, 01/16/31(a)(b)		704	704,578
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.68%, 01/15/34(a)(b)		4,870	4,873,019

Security	Par (000)		Value

Asset-Backed Securities (continued)
TICP CLO VII Ltd., Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 7.20%, 04/15/33(a)(b)	USD	4,165	$4,175,886
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.24%, 10/20/34(a)(b)		2,450	2,456,334
TICP CLO X Ltd., Series 2018-10A, Class B, (3-mo. CME Term SOFR + 1.73%), 7.01%, 04/20/31(a)(b)		680	680,504
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 6.82%, 04/25/37(a)(b)		750	751,646
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/25/37(a)(b)		2,680	2,700,863
Series 2018-11A, Class DR, (3-mo. CME Term SOFR + 3.70%), 8.99%, 04/25/37(a)(b)		250	254,792
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.73%, 07/15/34(a)(b)		500	500,182
TICP CLO XV Ltd., Series 2020-15A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.24%, 04/20/33(a)(b)		250	250,877
Tower Bridge Funding PLC
Series 2024-3X, Class C, (1-day SONIA + 1.40%), 6.35%, 12/20/66(b)(f)	GBP	272	364,201
Series 2024-3X, Class D, (1-day SONIA + 1.90%), 6.85%, 12/20/66(b)(f)		334	447,453
Trestles CLO III Ltd., Series 2020-3A, Class C, (3-mo. CME Term SOFR + 2.51%), 7.79%, 01/20/33(a)(b)	USD	750	752,185
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.71%, 07/21/34(a)(b)		9,420	9,430,530
Trestles CLO V Ltd., Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.71%, 10/20/34(a)(b)		6,950	6,953,132
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	883,626
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	606,390
Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,406,653
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,529,596
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	3,109,607
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 2.16%), 7.44%, 07/20/32(a)(b)		250	250,089
Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.74%, 07/20/32(a)(b)		750	753,643
Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.69%, 07/20/32(a)(b)		500	500,045
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 10.26%, 11/26/32(a)(b)		500	497,530
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.80%, 10/25/34(a)(b)		250	250,593

24	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 6.94%, 10/18/31(a)(b)	USD	970	$970,974
Trinitas CLO XIV Ltd., Series 2020-14A, Class BR, (3-mo. CME Term SOFR + 1.95%), 7.24%, 01/25/34(a)(b)		3,460	3,463,461
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.71%, 01/20/35(a)(b)		250	250,160
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 6.88%, 04/25/37(a)(b)		810	812,097
Vantage Data Centers Jersey Borrower Spv Ltd., Series 2024-1X, Class A2, 6.17%, 05/28/39(f)	GBP	2,561	3,493,294
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. CME Term SOFR + 1.33%), 6.61%, 07/18/31(a)(b)	USD	1,280	1,280,599
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 6.42%, 07/20/32(a)(b)		2,410	2,414,792
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.94%, 07/20/32(a)(b)		210	210,171
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(c)		3,918	3,901,403
Voya CLO Ltd.
Series 2014-1A, Class AAR2, (3-mo. CME Term SOFR + 1.25%), 6.53%, 04/18/31(a)(b)		2,825	2,827,534
Series 2014-4A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.66%, 07/14/31(a)(b)		131	131,692
Series 2015-3A, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 6.43%, 10/20/31(a)(b)		216	216,378
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.61%, 01/20/31(a)(b)		1,178	1,183,287
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.50%, 04/17/30(a)(b)		157	156,973
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/34(a)(b)		2,178	2,183,116
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 6.49%, 04/19/31(a)(b)		670	672,810
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.84%, 04/19/31(a)(b)		250	250,431
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.37%), 10/15/37(a)(b)(d)		3,620	3,620,000
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.62%, 04/15/31(a)(b)		5,550	5,572,388
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/20/34(a)(b)		1,440	1,444,432
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 5.84%, 07/15/35(a)(b)	EUR	750	837,413
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 5.44%, 04/15/35(a)(b)		1,970	2,194,405

Security	Par (000)		Value

Asset-Backed Securities (continued)
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 5.33%, 09/25/36(b)	USD	3,964	$1,070,460
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.37%, 10/25/36(b)		1,200	906,189
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 5.21%, 05/25/37(b)		882	797,306
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 2.21%), 7.50%, 01/17/31(a)(b)		750	752,020
Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.80%), 7.08%, 10/20/36(a)(b)		250	251,704
Whitebox CLO I Ltd.
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 6.66%, 07/24/36(a)(b)		7,213	7,225,733
Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 8.44%, 07/24/36(a)(b)		4,120	4,167,410
Series 2019-1A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 11.09%, 07/24/36(a)(b)		3,300	3,307,435
Whitebox CLO II Ltd.
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.30%, 10/24/34(a)(b)		1,850	1,856,063
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.90%, 10/24/34(a)(b)		1,470	1,452,084
Whitebox CLO III Ltd.
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.78%, 10/15/34(a)(b)		840	840,146
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 10/15/35(a)(b)(d)		5,520	5,520,000
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.91%, 10/15/34(a)(b)		1,250	1,234,663
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 10/15/35(a)(b)(d)		1,250	1,250,000
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.41%, 10/15/34(a)(b)		1,000	998,389
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 10/15/35(a)(b)(d)		1,000	1,000,000
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 10/20/37(a)(b)(d)		3,170	3,166,046
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 10/20/37(a)(b)(d)		900	895,516
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 5.37%, 06/25/37(a)(b)		2,023	637,386

Total Asset-Backed Securities — 11.1% (Cost: $2,275,464,407)			2,226,167,287

	Shares

Common Stocks

Aerospace & Defense — 0.0%
Astra Space, Inc., Class A(h)		24,283	12,141

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Aerospace & Defense (continued)
Space Exploration Technologies Corp., Class A (Acquired 08/21/23, cost $2,075,706)(g)(h)(i)	25,626		$2,870,112
Space Exploration Technologies Corp., Class C (Acquired 08/21/23, cost $2,227,824)(g)(h)(i)	27,504		3,080,448

			5,962,701

Banks — 0.1%
Citigroup, Inc.	34,881		2,183,551
Comerica, Inc.	6,357		380,848
First Citizens BancShares, Inc., Class A(j)	1,684		3,100,160
First Horizon Corp.	73,017		1,133,954
New York Community Bancorp, Inc.	542,632		6,093,757
Texas Capital Bancshares, Inc.(h)	9,190		656,717

			13,548,987

Capital Markets — 0.0%
Crown PropTech Acquisitions(g)(h)	147,660		29,532
Crown PropTech Acquisitions, Class A(h)	85,597		919,312
Crown PropTech Founders Unvested(g)(h)	74,897		1

			948,845

Construction & Engineering — 0.0%
Centuri Holdings, Inc.(h)(j)	19,375		312,906

Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc., Class A	94,578		1,747,802
Kroger Co. (The)	37,458		2,146,343

			3,894,145

Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(h)(j)	399,757		2,838,275

Electrical Equipment — 0.0%
FreeWire Technologies, Inc.(g)(h)	153		—

Energy Equipment & Services — 0.0%
Halliburton Co.	56,237		1,633,685
Transocean Ltd.(h)	530,387		2,254,145

			3,887,830

Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(h)	114,665		897,827
Playstudios, Inc., Class A(h)	457,322		690,556
Warner Bros Discovery, Inc., Class A(h)	134,223		1,107,340

			2,695,723

Financial Services — 0.1%
HNG Hospitality Offshore LP (Acquired 02/16/24, cost $13,871,000)(g)(h)(i)	13,871,000		13,871,000
Melange Secondaries Partners, LP(k)	—	(l)	500,790
Rotor Acquisition Corp.(h)	11,463		20,518

			14,392,308

Health Care Providers & Services — 0.0%
Concentra Group Holdings Parent, Inc.(h)	37,927		848,048

Hotel & Resort REITs — 0.0%
DiamondRock Hospitality Co.	82,729		722,224
Park Hotels & Resorts, Inc.	44,333		625,095
Service Properties Trust	196,054		894,006
Sunstone Hotel Investors, Inc.	49,795		513,885

			2,755,210

Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.	11,503		743,669
Caesars Entertainment, Inc.(h)(j)	74,337		3,102,827
Genius Sports Ltd.(h)	712,487		5,585,898

Security	Shares			Value

Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc.		20,575		$654,079
Sonder Holdings, Inc., Class A(h)		19,017		88,998

				10,175,471

Household Durables — 0.0%
Landsea Homes Corp.(h)		72,535		895,807

Industrial REITs — 0.0%
Lineage, Inc.		3,668		287,498

Machinery — 0.0%
Sarcos Technology & Robotics Corp.(h)		464,024		830,603

Media — 0.0%
Altice U.S.A., Inc., Class A(h)		195,440		480,783
AMC Networks, Inc., Class A(h)		49,557		430,650

				911,433

Metals & Mining — 0.1%
Algoma Steel Group, Inc.		314,477		3,217,100
Constellium SE, Class A(h)		192,747		3,134,066
First Quantum Minerals Ltd.(h)		11,186		152,515
United States Steel Corp.		271,257		9,583,510

				16,087,191

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A(m)		533,049		10,133,261

Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc.		10,277		1,848,215
Formentera Partners Fund II LP(g)(k)		—	(l)	5,616,123
Green Plains, Inc.(h)		67,342		911,811
Kinder Morgan, Inc.		44,086		973,860

				9,350,009

Real Estate Management & Development — 0.0%
Forestar Group, Inc.(h)		31,138		1,007,937
Opendoor Technologies, Inc., Class A(h)(j)		575,955		1,151,910

				2,159,847

Residential REITs — 0.0%
Invitation Homes, Inc.		138,148		4,871,098

Software — 0.0%
Avaya Holdings Corp.		563		3,659
Latch, Inc.(h)		411,849		205,925

				209,584

Textiles, Apparel & Luxury Goods — 0.0%
Capri Holdings Ltd.(h)		40,423		1,715,552

Total Common Stocks — 0.6% (Cost: $152,072,822)				109,712,332

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.9%
BAE Systems PLC
3.40%, 04/15/30(a)	USD	13,977		13,238,429
1.90%, 02/15/31(a)		3,530		3,015,155
5.25%, 03/26/31(a)		3,612		3,754,253
Boeing Co. (The), 5.93%, 05/01/60		6,159		5,899,507
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30		1,616		1,589,121
L3Harris Technologies, Inc.
3.85%, 12/15/26		1,407		1,397,454
2.90%, 12/15/29		2,376		2,214,315
1.80%, 01/15/31		5,658		4,817,045

26	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Aerospace & Defense (continued)
L3Harris Technologies, Inc. 5.25%, 06/01/31	USD	9,214	$9,590,420
5.40%, 07/31/33		21,030	21,966,829
5.35%, 06/01/34		14,315	14,892,198
4.85%, 04/27/35		2,194	2,198,373
Lockheed Martin Corp. 1.85%, 06/15/30		2,613	2,313,776
3.60%, 03/01/35		3,194	2,973,073
Series B, 6.15%, 09/01/36		854	979,137
Northrop Grumman Corp. 4.70%, 03/15/33		4,433	4,499,265
4.90%, 06/01/34		3,292	3,365,804
4.03%, 10/15/47		7,854	6,757,048
5.25%, 05/01/50		975	996,016
4.95%, 03/15/53		3,067	3,000,154
5.20%, 06/01/54		6,325	6,440,203
Raytheon Technologies Corp. 7.20%, 08/15/27		459	494,515
7.00%, 11/01/28		7,205	7,882,437
RTX Corp. 6.70%, 08/01/28		3,450	3,742,644
5.15%, 02/27/33		8,002	8,319,047
6.10%, 03/15/34		5,914	6,528,926
5.40%, 05/01/35		7,092	7,491,249
4.05%, 05/04/47		1,310	1,113,122
3.13%, 07/01/50		2,689	1,926,255
2.82%, 09/01/51		10,848	7,256,780
3.03%, 03/15/52		878	613,565
6.40%, 03/15/54		3,053	3,604,702
Sabena Technics SAS, 6.58%, 09/30/29 (Acquired 10/28/22, cost $6,453,325)(g)(i)	EUR	6,552	7,293,013
Textron, Inc., 3.00%, 06/01/30	USD	2,146	1,985,710

			174,149,540

Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28(a)		2,722	2,525,822

Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)		1,973	1,936,062
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(h)(n)(o)		2,487	24,870

			1,960,932

Banks — 2.8%
Associated Banc-Corp, 6.46%, 08/29/30		8,175	8,404,331
Banco Espirito Santo SA 2.63%, 05/08/17(f)(h)(o)	EUR	400	124,673
4.75%, 01/15/18(f)(h)(o)		2,200	685,700
4.00%, 01/21/19(f)(h)(o)		6,300	1,963,597
Bancolombia SA, 8.63%, 12/24/34	USD	1,252	1,332,128
Bangkok Bank PCL
5.50%, 09/21/33(a)		333	345,478
3.73%, 09/25/34(f)		600	555,642
Bank of America Corp. 3.42%, 12/20/28		2,127	2,069,151
5.82%, 09/15/29		42,168	44,376,927
1.92%, 10/24/31		8,252	7,110,255
2.69%, 04/22/32		3,071	2,738,930
2.97%, 02/04/33		1,364	1,221,521
5.47%, 01/23/35		23,566	24,782,102
2.68%, 06/19/41		5,642	4,242,095
3.95%, 01/23/49		296	252,912

Security	Par (000)	Value

Banks (continued)
Bank of America Corp. 4.33%, 03/15/50	USD 8,627	$7,834,971
4.08%, 03/20/51	2,633	2,287,369
2.97%, 07/21/52	2,633	1,868,765
Citigroup, Inc. 3.67%, 07/24/28	1,018	999,866
5.17%, 02/13/30	12,128	12,458,377
4.54%, 09/19/30	4,041	4,045,686
2.98%, 11/05/30	1,148	1,068,343
2.57%, 06/03/31	8,509	7,657,361
2.56%, 05/01/32	1,443	1,268,285
3.06%, 01/25/33	7,346	6,561,219
3.79%, 03/17/33	4,109	3,849,149
4.91%, 05/24/33	8,390	8,456,819
5.45%, 06/11/35	24,385	25,433,925
Series VAR, 3.07%, 02/24/28	19,531	18,982,288
Citizens Bank NA, 6.06%, 10/24/25	250	249,996
JPMorgan Chase & Co. 5.57%, 04/22/28	17,346	17,884,925
2.18%, 06/01/28	7,501	7,112,851
4.85%, 07/25/28	10,806	10,994,439
5.01%, 01/23/30	25,607	26,262,623
5.58%, 04/22/30	23,360	24,518,431
5.00%, 07/22/30	41,415	42,583,969
4.49%, 03/24/31	25,862	26,000,661
2.52%, 04/22/31	27,031	24,552,517
1.76%, 11/19/31	21,050	18,094,213
2.58%, 04/22/32	5,868	5,233,287
2.55%, 11/08/32	7,665	6,742,471
2.96%, 01/25/33	7,825	7,041,750
5.77%, 04/22/35	34,079	36,724,133
5.29%, 07/22/35	38,094	39,729,518
3.11%, 04/22/51	2,655	1,961,640
3.33%, 04/22/52	8,050	6,205,824
Lehman Brothers Holdings Capital Trust VII, 5.86%(g)(h)(o)(p)	1,888	—
Texas Capital Bancshares, Inc., 4.00%, 05/06/31	2,000	1,898,868
Washington Mutual Escrow Bonds 0.00% (e)(g)(h)(o)(p)	13,308	1
0.00% (e)(g)(h)(o)(p)	11,911	1
0.00% (e)(g)(h)(o)(p)	2,570	—
0.00% (e)(g)(h)(o)(p)	3,115	—
Wells Fargo & Co. 4.15%, 01/24/29	5,058	5,042,861
5.57%, 07/25/29	1,508	1,568,930
5.20%, 01/23/30	898	925,763
2.57%, 02/11/31	3,223	2,926,711
5.50%, 01/23/35	30,250	31,710,749
3.07%, 04/30/41	1,400	1,104,084
5.01%, 04/04/51	3,910	3,833,693
4.61%, 04/25/53	10,050	9,289,053

		563,171,827

Beverages — 0.1%
Coca-Cola Co. (The) 5.30%, 05/13/54	1,513	1,611,559
5.40%, 05/13/64	8,154	8,727,201

		10,338,760

Biotechnology — 0.9%
AbbVie, Inc. 5.05%, 03/15/34	29,799	31,125,625
4.55%, 03/15/35	13,986	13,989,470

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Biotechnology (continued)
AbbVie, Inc.
4.50%, 05/14/35	USD	12,477	$12,437,052
Amgen, Inc.
4.05%, 08/18/29		14,285	14,184,704
2.45%, 02/21/30		9,275	8,471,163
5.25%, 03/02/30		41,481	43,281,676
3.35%, 02/22/32		3,281	3,058,052
4.40%, 02/22/62		1,171	1,002,171
5.75%, 03/02/63		24,798	26,174,986
Gilead Sciences, Inc.
1.65%, 10/01/30		7,629	6,586,812
2.60%, 10/01/40		3,354	2,510,310
4.80%, 04/01/44		12,106	11,694,340
4.50%, 02/01/45		2,623	2,428,873

			176,945,234

Broadline Retail — 0.1%
Amazon.com, Inc.
2.50%, 06/03/50		1,512	998,896
3.95%, 04/13/52		5,100	4,432,962
4.25%, 08/22/57		1,112	1,006,569
3.25%, 05/12/61		2,895	2,098,279
4.10%, 04/13/62		18,748	16,186,641

			24,723,347

Building Products — 0.0%
STL Holding Co. LLC, 8.75%, 02/15/29(a)		1,232	1,310,609

Capital Markets — 3.3%
Abu Dhabi Developmental Holding Co. PJSC, 10/02/54(a)(d)		200	197,500
Credit Suisse AG
2.95%, 04/09/25		2,485	2,460,322
7.50%, 02/15/28		4,094	4,496,803
Deutsche Bank AG, 3.74%, 01/07/33		4,018	3,516,711
Goldman Sachs Group, Inc. (The)
1.43%, 03/09/27		16,045	15,347,288
1.54%, 09/10/27		13,590	12,879,447
1.95%, 10/21/27		986	939,967
2.64%, 02/24/28		6,357	6,110,268
3.62%, 03/15/28		21,232	20,888,868
3.69%, 06/05/28		6,551	6,447,295
3.81%, 04/23/29		8,784	8,611,788
4.22%, 05/01/29		10,776	10,713,167
6.48%, 10/24/29		18,026	19,411,091
5.73%, 04/25/30		20,136	21,161,983
5.05%, 07/23/30		43,472	44,605,559
1.99%, 01/27/32		10,832	9,265,883
2.62%, 04/22/32		29,138	25,749,675
2.38%, 07/21/32		18,636	16,162,076
2.65%, 10/21/32		41,466	36,430,794
3.10%, 02/24/33		1,667	1,499,854
5.85%, 04/25/35		7,302	7,845,976
5.33%, 07/23/35		45,250	46,873,712
4.41%, 04/23/39		2,633	2,482,272
6.25%, 02/01/41		1,316	1,495,927
3.44%, 02/24/43		3,246	2,643,299
4.75%, 10/21/45		4,190	4,071,969
Series VAR, 1.09%, 12/09/26		8,936	8,571,260
Intercontinental Exchange, Inc., 1.85%, 09/15/32		1,199	990,453
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(g)(h)(o)		7,360	1
Moody’s Corp., 3.25%, 01/15/28		2,458	2,402,802

Security	Par (000)		Value

Capital Markets (continued)
Morgan Stanley
3.77%, 01/24/29	USD	20,742	$20,400,394
5.16%, 04/20/29		39,491	40,591,249
5.45%, 07/20/29		7,636	7,934,554
5.17%, 01/16/30		6,856	7,067,493
5.66%, 04/18/30		33,081	34,798,415
5.04%, 07/19/30		35,415	36,393,394
2.70%, 01/22/31		19,382	17,751,807
3.62%, 04/01/31		3,901	3,745,606
1.79%, 02/13/32		25,688	21,744,221
2.24%, 07/21/32		29,755	25,617,250
2.51%, 10/20/32		9,541	8,328,308
2.94%, 01/21/33		5,977	5,338,936
5.32%, 07/19/35		60,944	63,285,640
UBS AG
7.95%, 01/09/25		7,051	7,105,578
3.70%, 02/21/25		9,905	9,858,859
5.00%, 07/09/27		1,186	1,212,011
UBS Group AG, 4.55%, 04/17/26		4,647	4,658,687

			660,106,412

Chemicals — 0.1%
Braskem Idesa SAPI, 6.99%, 02/20/32(a)		272	214,200
Braskem Netherlands Finance BV, 8.50%, 01/12/31(f)		649	688,556
Ecolab, Inc., 2.13%, 08/15/50		3,280	1,965,182
Envalior Deutschland Gmbh, (6-mo. EURIBOR at 0.00% Floor + 9.50%), 12.66%, 04/01/31(b)(g)	EUR	10,203	10,378,201
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27(a)	USD	359	366,391
9.75%, 11/15/28(a)		2,149	2,293,540
Pioneer Midco, 10.50%, 11/18/30(a)(g)		7,666	7,914,857

			23,820,927

Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)		866	867,863
Covanta Holding Corp., 4.88%, 12/01/29(a)		585	550,684
Garda World Security Corp.
9.50%, 11/01/27(a)		736	736,967
7.75%, 02/15/28(a)		377	390,914
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		6,925	6,882,783

			9,429,211

Communications Equipment — 0.0%
CommScope Technologies LLC, 6.00%, 06/15/25(a)		958	926,865
Juniper Networks, Inc., 5.95%, 03/15/41		1,008	1,041,038
Motorola Solutions, Inc.
2.30%, 11/15/30		1,633	1,440,756
5.60%, 06/01/32		2,687	2,840,945

			6,249,604

Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 0.00%, 07/03/17(e)(f)(g)(h)(o)		CNH 340	—
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(f)		USD 384	368,280
IHS Holding Ltd., 6.25%, 11/29/28(a)		1,108	1,034,595

			1,402,875

Consumer Finance — 0.2%
American Express Co.
5.04%, 07/26/28		6,865	7,014,169

28	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
American Express Co.
5.28%, 07/26/35	USD	6,000	$6,247,236
General Motors Financial Co., Inc., 4.00%, 01/15/25		8,702	8,670,537
Toyota Motor Credit Corp.
5.25%, 09/11/28		8,311	8,659,540
5.05%, 05/16/29		3,364	3,489,864
4.55%, 08/09/29		11,999	12,191,730

			46,273,076

Consumer Staples Distribution & Retail — 0.1%
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(f)		640	647,597
4.88%, 04/21/33(f)		405	408,418
CVS Health Corp.
4.78%, 03/25/38		7,864	7,419,767
6.13%, 09/15/39		1,843	1,943,272
4.13%, 04/01/40		3,030	2,595,259
6.00%, 06/01/44		3,846	3,975,140
4.25%, 04/01/50		2,462	1,987,209

			18,976,662

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 4.13%, 08/15/26(a)		10,163	9,161,385
Berry Global, Inc., 1.65%, 01/15/27		3,945	3,703,468
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)		1,148	1,186,088
Trivium Packaging Finance BV
5.50%, 08/15/26(a)		942	938,330
8.50%, 08/15/27(a)		708	709,711

			15,698,982

Diversified REITs — 1.7%
American Tower Corp.
3.95%, 03/15/29		1,687	1,653,435
2.90%, 01/15/30		1,063	982,976
1.88%, 10/15/30		4,000	3,445,841
2.70%, 04/15/31		5,298	4,729,415
4.05%, 03/15/32		3,246	3,116,954
Crown Castle International Corp., 3.30%, 07/01/30		3,383	3,163,379
Crown Castle, Inc.
2.25%, 01/15/31		13,810	11,974,932
2.10%, 04/01/31		13,193	11,284,573
2.50%, 07/15/31		3,294	2,866,836
Equinix, Inc.
2.15%, 07/15/30		12,058	10,657,369
2.50%, 05/15/31		16,550	14,621,959
3.90%, 04/15/32		14,223	13,619,269
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		8,819	9,052,527
5.30%, 01/15/29		14,111	14,350,713
4.00%, 01/15/30		12,777	12,200,159
4.00%, 01/15/31		16,818	15,765,642
3.25%, 01/15/32		18,156	16,061,693
6.75%, 12/01/33		9,037	9,940,745
6.25%, 09/15/54		15,929	16,832,381
VICI Properties LP
4.75%, 02/15/28		21,086	21,167,434
4.95%, 02/15/30		17,121	17,222,339
5.13%, 05/15/32		34,524	34,664,306
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		4,363	4,342,833

Security	Par (000)		Value

Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.
4.25%, 12/01/26(a)	USD	19,217	$19,030,097
5.75%, 02/01/27(a)		11,285	11,479,474
3.75%, 02/15/27(a)		11,680	11,391,718
4.50%, 01/15/28(a)		6,647	6,557,022
3.88%, 02/15/29(a)		12,680	12,144,018
4.63%, 12/01/29(a)		17,907	17,566,602
4.13%, 08/15/30(a)		15,858	15,059,255

			346,945,896

Diversified Telecommunication Services — 0.8%
AT&T Inc.
5.45%, 03/01/47		1,917	1,946,868
4.50%, 03/09/48		12,361	10,960,190
4.55%, 03/09/49		2,894	2,611,277
3.65%, 06/01/51		1,314	1,007,613
3.50%, 09/15/53		7,450	5,473,320
3.55%, 09/15/55		8,156	5,965,580
3.80%, 12/01/57		17,055	12,912,926
3.65%, 09/15/59		36,700	26,627,912
3.85%, 06/01/60		7,696	5,827,054
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)		1,281	1,087,441
Connect Finco Sarl/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)		1,213	1,173,863
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (12.00% PIK), 12.00%, 05/25/27(q)		557	560,371
Digicel Midco Ltd./Difl U.S. II LLC, (10.50% PIK), 10.50%, 11/25/28(q)		375	343,155
Frontier Florida LLC, Series E, 6.86%, 02/01/28		4,835	5,010,490
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,545,200
Level 3 Financing, Inc.
4.63%, 09/15/27(a)		1,102	970,608
11.00%, 11/15/29(a)		1,253	1,387,544
10.00%, 10/15/32(a)		5,306	5,067,626
Verizon Communications, Inc.
3.15%, 03/22/30		3,377	3,182,289
1.50%, 09/18/30		10,963	9,406,029
1.68%, 10/30/30		14,645	12,527,564
1.75%, 01/20/31		3,677	3,136,801
2.36%, 03/15/32		22,534	19,413,969
4.78%, 02/15/35(a)		13,297	13,277,905
5.85%, 09/15/35		5,012	5,408,932
3.00%, 11/20/60		2,687	1,734,191
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)		2,756	2,465,085

			161,031,803

Electric Utilities — 2.3%
AEP Texas, Inc.
4.70%, 05/15/32		2,554	2,563,085
5.40%, 06/01/33		2,146	2,204,263
3.80%, 10/01/47		2,473	1,911,069
3.45%, 05/15/51		2,926	2,093,406
Series H, 3.45%, 01/15/50		4,224	3,060,997
AEP Transmission Co. LLC
3.75%, 12/01/47		4,846	3,925,657
3.80%, 06/15/49		2,302	1,849,578
3.15%, 09/15/49		3,515	2,533,672
2.75%, 08/15/51		5,279	3,485,527
5.40%, 03/15/53		966	1,000,796
Series M, 3.65%, 04/01/50		8,101	6,393,349
Series O, 4.50%, 06/15/52		4,902	4,422,959
AES Andes SA, 6.30%, 03/15/29(a)		200	207,260

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Alabama Power Co.
3.85%, 12/01/42	USD	3,162	$2,713,198
3.75%, 03/01/45		7,807	6,498,659
4.30%, 01/02/46		3,535	3,138,239
Baltimore Gas & Electric Co.
3.75%, 08/15/47		2,943	2,384,571
3.20%, 09/15/49		6,001	4,325,488
4.55%, 06/01/52		3,693	3,334,805
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53		1,735	2,022,422
Duke Energy Carolinas LLC
3.75%, 06/01/45		2,487	2,054,723
3.70%, 12/01/47		5,364	4,296,926
3.95%, 03/15/48		2,643	2,200,963
3.20%, 08/15/49		4,688	3,402,254
3.55%, 03/15/52		3,193	2,459,699
5.35%, 01/15/53		5,519	5,694,633
5.40%, 01/15/54		1,411	1,467,956
Duke Energy Corp.
3.95%, 08/15/47		3,057	2,481,890
5.00%, 08/15/52		4,645	4,398,173
Duke Energy Florida LLC
1.75%, 06/15/30		2,371	2,071,350
4.20%, 07/15/48		2,168	1,861,679
3.00%, 12/15/51		8,639	5,989,027
5.95%, 11/15/52		7,577	8,377,801
Duke Energy Ohio, Inc., 5.65%, 04/01/53		1,496	1,583,684
Duke Energy Progress LLC
3.70%, 10/15/46		6,073	4,886,849
2.50%, 08/15/50		5,236	3,315,457
4.00%, 04/01/52		4,209	3,515,732
5.35%, 03/15/53		6,297	6,515,333
Edison International
4.95%, 04/15/25		1,764	1,762,642
5.75%, 06/15/27		9,121	9,412,724
4.13%, 03/15/28		5,223	5,176,907
5.25%, 11/15/28		7,304	7,504,414
5.45%, 06/15/29		2,094	2,174,750
6.95%, 11/15/29		7,875	8,680,027
Eesti Energia AS, 7.88%(f)(p)	EUR	1,525	1,761,212
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	USD	1,400	1,454,250
FirstEnergy Corp.
2.05%, 03/01/25		667	657,442
Series B, 3.90%, 07/15/27		22,583	22,348,417
Series C, 4.85%, 07/15/47		11,029	10,107,528
Series C, 3.40%, 03/01/50		11,301	8,281,593
FirstEnergy Transmission LLC
5.00%, 01/15/35(a)		8,462	8,591,730
4.55%, 04/01/49(a)		14,849	13,355,963
Florida Power & Light Co.
3.70%, 12/01/47		5,039	4,119,119
3.95%, 03/01/48		4,868	4,182,274
3.99%, 03/01/49		6,574	5,609,815
3.15%, 10/01/49		5,732	4,210,134
2.88%, 12/04/51		5,940	4,111,693
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(a)		602	527,642
Georgia Power Co.
4.70%, 05/15/32		11,371	11,584,208
5.13%, 05/15/52		5,540	5,546,022
India Green Power Holdings, 4.00%, 02/22/27(f)		395	376,157

Security	Par (000)		Value

Electric Utilities (continued)
Interstate Power & Light Co., 5.45%, 09/30/54	USD	610	$630,761
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 10/01/54(d)		6,583	6,682,811
MidAmerican Energy Co.
3.65%, 08/01/48		3,347	2,690,506
3.15%, 04/15/50		5,300	3,881,256
5.85%, 09/15/54		3,351	3,732,039
5.30%, 02/01/55		1,354	1,399,506
Northern States Power Co.
5.35%, 11/01/39		945	992,108
4.00%, 08/15/45		1,818	1,560,747
2.90%, 03/01/50		2,323	1,624,432
Ohio Power Co.
2.60%, 04/01/30		5,619	5,105,984
4.00%, 06/01/49		6,106	5,002,870
Series R, 2.90%, 10/01/51		6,843	4,497,676
Pacific Gas & Electric Co.
4.95%, 07/01/50		16,680	15,168,255
5.25%, 03/01/52		3,249	3,079,162
6.70%, 04/01/53		3,750	4,291,867
PECO Energy Co.
3.05%, 03/15/51		3,661	2,593,048
2.85%, 09/15/51		7,028	4,760,851
4.60%, 05/15/52		4,361	4,055,960
PG&E Corp., 7.38%, 03/15/55		4,975	5,218,144
PPL Capital Funding, Inc., 5.25%, 09/01/34		930	957,555
Public Service Electric & Gas Co.
2.05%, 08/01/50		2,273	1,328,206
3.00%, 03/01/51		1,443	1,022,616
5.13%, 03/15/53		2,575	2,621,343
San Diego Gas & Electric Co., Series RRR, 3.75%, 06/01/47		4,585	3,732,511
Sorik Marapi Geothermal Power PT, 7.75%, 08/05/31(a)		349	346,819
Southern California Edison Co.
5.65%, 10/01/28		4,923	5,173,246
5.15%, 06/01/29		6,201	6,433,212
2.25%, 06/01/30		7,483	6,685,828
5.45%, 06/01/31		4,029	4,263,087
2.75%, 02/01/32		1,434	1,275,702
5.95%, 11/01/32		3,777	4,110,622
6.00%, 01/15/34		2,548	2,798,061
5.20%, 06/01/34		3,115	3,228,734
Series 05-E, 5.35%, 07/15/35		3,142	3,277,888
Series A, 4.20%, 03/01/29		7,376	7,350,381
Series G, 2.50%, 06/01/31		5,708	5,047,371
Southern Co. (The)
5.70%, 03/15/34		2,497	2,680,072
4.85%, 03/15/35		15,341	15,464,659
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		13,300	13,199,256
Vistra Operations Co. LLC
6.95%, 10/15/33(a)		17,029	19,198,426
6.00%, 04/15/34(a)		9,866	10,543,419
Wisconsin Electric Power Co., 5.05%, 10/01/54		1,560	1,549,217

			467,436,006

Electrical Equipment — 0.0%
FreeWire Technologies, Inc., 6.00%, 02/20/28(g)		9,320	1

Energy Equipment & Services — 0.0%
New Generation Gas Bond, 0.00%, 09/30/29(a)(e)		2,812	2,770,246

30	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Energy Equipment & Services (continued)
Transocean, Inc., 8.25%, 05/15/29(a)	USD	1,674	$1,659,482
Venture Global LNG, Inc., 9.00%(a)(p)		2,663	2,699,294

			7,129,022

Financial Services — 0.5%
ABRA Global Finance, (6.00% Cash and 5.50% PIK), 11.50%, 03/02/28(a)(q)		1,157	1,227,647
ASG Finance Designated Activity Co., 9.75%, 05/15/29(a)		216	216,000
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		731	727,417
Azul Secured Finance LLP, 11.93%, 08/28/28(a)		834	806,895
Champions Financing, Inc., 8.75%, 02/15/29(a)		340	346,308
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)		1,306	1,326,169
CNH Industrial Capital LLC, 5.45%, 10/14/25		6,638	6,700,222
Glencore Funding LLC 5.40%, 05/08/28(a)		3,794	3,902,056
2.50%, 09/01/30(a)		10,464	9,381,283
6.38%, 10/06/30(a)		12,611	13,708,836
2.85%, 04/27/31(a)		6,464	5,795,598
2.63%, 09/23/31(a)		3,830	3,355,553
Homes By West Bay LLC, 11.00%, 02/06/30(g)		21,604	22,090,090
Lessen Senior Secured Notes, 10.00%, 01/05/28(a)(g)		11,381	10,627,598
Magellan Capital Holdings Ltd., 8.38%, 07/08/29(f)		838	853,486
Muthoot Finance Ltd., 7.13%, 02/14/28(a)		234	240,435
Nationstar Mortgage Holdings, Inc. 6.00%, 01/15/27(a)		307	307,035
5.50%, 08/15/28(a)		1,394	1,379,959
5.13%, 12/15/30(a)		1,219	1,169,387
5.75%, 11/15/31(a)		601	588,722
Oceana Australian Fixed Income Trust 12.00%, 08/31/25(g)	AUD	2,009	1,398,506
12.50%, 08/31/26(g)		3,013	2,099,910
12.50%, 08/31/27(g)		5,022	3,528,553
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)	USD	613	653,653
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(g)		1,233	1,210,009
Series 2022-1A, 4.84%, 03/15/31(g)		3,541	3,488,330

			97,129,657

Food Products — 0.0%
MHP Lux SA, 6.25%, 09/19/29(f)		1,042	791,920
Pilgrim’s Pride Corp., 6.25%, 07/01/33		3,142	3,333,539

			4,125,459

Gas Utilities — 0.0%
ONE Gas, Inc., 5.10%, 04/01/29		2,857	2,959,412
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31		4,095	3,613,260

			6,572,672

Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC 4.05%, 06/15/48		1,157	1,008,772
3.55%, 02/15/50		2,477	1,977,011
3.05%, 02/15/51		4,713	3,396,035
2.88%, 06/15/52		1,897	1,308,012
4.45%, 01/15/53		2,114	1,958,943
5.20%, 04/15/54		1,959	2,025,024
5.50%, 03/15/55		6,875	7,415,427
CSX Corp. 4.10%, 03/15/44		1,189	1,057,926

Security	Par (000)		Value

Ground Transportation (continued)
CSX Corp. 4.90%, 03/15/55	USD	8,983	$8,827,355
Norfolk Southern Corp. 4.05%, 08/15/52		3,208	2,677,242
3.70%, 03/15/53		5,911	4,643,658
5.35%, 08/01/54		2,462	2,529,445
3.16%, 05/15/55		6,817	4,723,041
Union Pacific Corp. 3.55%, 05/20/61		3,563	2,638,917
2.97%, 09/16/62		8,883	5,739,113
3.85%, 02/14/72		3,852	2,991,186
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,135	2,095,890

			57,012,997

Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 2.82%, 05/20/30		1,839	1,696,639
4.30%, 08/22/32		2,143	2,104,766
4.67%, 06/06/47		2,135	1,984,602
Solventum Corp. 5.45%, 02/25/27(a)		6,189	6,316,826
6.00%, 05/15/64(a)		7,367	7,607,421
Thermo Fisher Scientific, Inc. 4.98%, 08/10/30		1,951	2,033,297
4.95%, 11/21/32		6,554	6,825,205

			28,568,756

Health Care Providers & Services — 0.9%
Elevance Health, Inc. 4.38%, 12/01/47		3,403	3,012,832
3.60%, 03/15/51		5,340	4,118,014
6.10%, 10/15/52		3,245	3,604,831
HCA, Inc. 5.25%, 04/15/25		9,447	9,457,900
5.88%, 02/15/26		10,875	10,989,102
5.25%, 06/15/26		22,497	22,662,621
5.38%, 09/01/26		15,542	15,710,271
4.50%, 02/15/27		4,882	4,888,211
5.88%, 02/01/29		205	214,847
3.50%, 09/01/30		34,268	32,293,321
5.45%, 04/01/31		26,293	27,394,743
2.38%, 07/15/31		4,056	3,506,754
Humana, Inc. 5.88%, 03/01/33		3,836	4,072,294
5.95%, 03/15/34		4,241	4,538,689
Select Medical Corp., 6.25%, 08/15/26(a)		2,271	2,284,815
UnitedHealth Group, Inc. 3.75%, 10/15/47		5,011	4,112,838
3.25%, 05/15/51		4,467	3,308,942
4.75%, 05/15/52		2,297	2,190,430
3.88%, 08/15/59		1,344	1,071,944
4.95%, 05/15/62		9,313	9,008,029
6.05%, 02/15/63		7,366	8,339,467
5.20%, 04/15/63		1,599	1,600,486
5.50%, 04/15/64		2,970	3,105,505
5.75%, 07/15/64		999	1,078,427

			182,565,313

Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		1,876	1,820,229

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotel & Resort REITs (continued)
Service Properties Trust 5.50%, 12/15/27	USD	397	$377,968
8.38%, 06/15/29		5,709	5,702,584
8.88%, 06/15/32		6,194	5,916,614
XHR LP, 4.88%, 06/01/29(a)		289	277,003

			14,094,398

Hotels, Restaurants & Leisure — 0.2%
Affinity Interactive, 6.88%, 12/15/27(a)		1,122	964,578
Full House Resorts, Inc., 8.25%, 02/15/28(a)		562	562,832
Grupo Posadas SAB de CV, 7.00%, 12/30/27(c)(f)		1,274	1,165,688
HR Ottawa LP, 11.00%, 03/31/31(a)		23,577	25,857,938
Melco Resorts Finance Ltd. 4.88%, 06/06/25(f)		300	296,906
7.63%, 04/17/32(a)		615	633,219
MGM China Holdings Ltd., 7.13%, 06/26/31(a)		280	288,576
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,349	1,293,922
Minor International PCL, 2.70%(f)(p)		500	480,140
REXLot Holdings Ltd., 4.50%, 04/17/19(f)(g)(h)(n)(o)	HKD	1,161	—
Sands China Ltd.
5.13%, 08/08/25	USD	400	398,700
5.40%, 08/08/28		300	302,250
Sonder Holdings, Inc. 10.00%, 12/31/24(g)		1,324	1,316,238
(3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.33%, 12/10/27(b)(g)		9,903	9,308,742
Wynn Macau Ltd., 4.88%, 10/01/24(a)		253	253,000

			43,122,729

Household Durables — 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.63%, 01/15/28(a)		3,130	3,158,214
4.63%, 08/01/29(a)		430	412,774
4.63%, 04/01/30(a)		1,180	1,130,547
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		3,721	3,820,346
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		742	711,138
Century Communities, Inc., 6.75%, 06/01/27		249	251,391
Landsea Homes Corp., 11.00%, 07/17/28(g)		20,532	22,431,210
LG Electronics, Inc., 5.63%, 04/24/27(a)		263	269,680
LGI Homes, Inc., 8.75%, 12/15/28(a)		1,568	1,679,196
Mattamy Group Corp.
5.25%, 12/15/27(a)		1,074	1,067,681
4.63%, 03/01/30(a)		1,691	1,618,968
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,019	992,167

			37,543,312

Household Products — 0.0%

Colgate-Palmolive Co., 3.70%, 08/01/47		1,175	1,009,487

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)		2,280	2,307,555
Project Infinity, 5.00%, 09/13/27(a)(g)		9,413	9,577,728
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(q)		2,692	1,102,267
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(q)		2,054	292,673

Security	Par (000)		Value

Independent Power and Renewable Electricity Producers (continued)
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(f)	USD	392	$399,209
Stem, Inc., 0.50%, 12/01/28(a)(n)		622	172,606

			13,852,038

Industrial Conglomerates — 0.1%
Honeywell International, Inc.
5.25%, 03/01/54		7,030	7,332,039
5.35%, 03/01/64		5,424	5,716,631

			13,048,670

Insurance — 0.1%
Ambac Assurance Corp., 5.10%(a)(p)		462	642,462
American International Group, Inc.
4.75%, 04/01/48		1,107	1,049,335
4.38%, 06/30/50		2,263	2,028,547
FWD Group Holdings Ltd., 8.40%, 04/05/29(f)		3,180	3,344,978
Marsh & McLennan Cos., Inc.
4.90%, 03/15/49		1,039	995,283
6.25%, 11/01/52		1,793	2,088,535
5.70%, 09/15/53		6,452	6,935,273

5.45%, 03/15/54		2,592	2,688,308

			19,772,721

Interactive Media & Services — 0.2%
Meta Platforms, Inc.
4.65%, 08/15/62		21,254	19,788,168
5.75%, 05/15/63		2,650	2,904,726
5.55%, 08/15/64		14,453	15,436,812

			38,129,706

IT Services — 0.2%
Gartner, Inc.
4.50%, 07/01/28(a)		2,095	2,073,547
3.63%, 06/15/29(a)		22,532	21,504,901
Global Payments, Inc. 5.30%, 08/15/29		2,379	2,445,397
2.90%, 05/15/30		5,294	4,821,886
Mastercard, Inc.
4.55%, 01/15/35		1,751	1,758,988
3.95%, 02/26/48		3,036	2,639,691
3.85%, 03/26/50		2,047	1,731,137
Visa, Inc., 4.30%, 12/14/45		6,812	6,346,831

			43,322,378

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 2.10%, 06/04/30		2,238	1,981,859

Machinery — 0.0%

Caterpillar, Inc., 3.25%, 09/19/49		6,670	5,122,426

Media — 0.4%
AMC Networks, Inc.
10.25%, 01/15/29(a)		1,426	1,465,429
4.25%, 02/15/29		2,160	1,562,198
4.25%, 02/15/29(a)(n)		1,097	1,009,240
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51		13,496	8,615,680
3.90%, 06/01/52		11,368	7,453,366
5.25%, 04/01/53		1,728	1,412,037
Comcast Corp.
2.65%, 02/01/30		2,332	2,158,018
4.25%, 10/15/30		1,055	1,053,205
3.97%, 11/01/47		3,092	2,583,549

32	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Comcast Corp.
2.80%, 01/15/51	USD	10,250	$6,800,976
2.65%, 08/15/62		6,215	3,677,594
2.99%, 11/01/63		23,678	15,019,483
CSC Holdings LLC
5.50%, 04/15/27(a)		3,346	2,942,647
11.25%, 05/15/28(a)		773	746,190
11.75%, 01/31/29(a)		1,731	1,673,169
DISH DBS Corp., 5.88%, 11/15/24		5,840	5,806,190
DISH Network Corp.
0.00%, 12/15/25(e)(n)		2,253	1,948,982
3.38%, 08/15/26(n)		892	715,701
FactSet Research Systems, Inc., 3.45%, 03/01/32		887	809,281
Paramount Global
3.38%, 02/15/28		1,247	1,174,286
5.85%, 09/01/43		3,623	3,159,677
5.25%, 04/01/44		4,000	3,186,570
4.90%, 08/15/44		1,052	808,508
4.60%, 01/15/45		1,518	1,120,347

			76,902,323
Metals & Mining — 0.1%
Anglo American Capital PLC
2.25%, 03/17/28(a)		1,071	988,405
5.63%, 04/01/30(a)		8,265	8,587,335
5.75%, 04/05/34(a)		2,106	2,193,210
4.75%, 03/16/52(a)		2,254	1,977,276
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)		1,365	1,382,892
CSN Resources SA, 5.88%, 04/08/32(a)		232	197,084
Metinvest BV, 7.65%, 10/01/27(f)		263	178,840
Mineral Resources Ltd., 9.25%, 10/01/28(a)		839	893,358
Periama Holdings LLC, 5.95%, 04/19/26(f)		425	424,070
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(f)(q)		2,928	2,727,274
Vale Overseas Ltd., 6.40%, 06/28/54		195	204,789
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(a)		4,524	4,589,824
Volcan Cia Minera SAA, 8.75%, 01/24/30(a)		55	47,430

			24,391,787

Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., 4.40%, 07/01/32		3,066	3,018,775
NiSource, Inc.
5.25%, 03/30/28		3,289	3,387,938
5.40%, 06/30/33		947	985,411
5.35%, 04/01/34		4,752	4,933,565
Virginia Electric & Power Co.
4.60%, 12/01/48		2,212	2,040,164
5.45%, 04/01/53		3,762	3,898,871
5.55%, 08/15/54		2,077	2,183,100

			20,447,824

Oil, Gas & Consumable Fuels — 4.4%
3R Lux S.a.r.l, 9.75%, 02/05/31(a)		1,793	1,893,296
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(a)		200	196,600
Antero Resources Corp.
7.63%, 02/01/29(a)		17,187	17,733,134
5.38%, 03/01/30(a)		11,157	11,023,003
Apache Corp.
5.10%, 09/01/40		1,124	999,299
5.25%, 02/01/42		2,915	2,613,426

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
4.35%, 10/15/24	USD	828	$826,762
4.13%, 03/01/25(a)		415	411,552
California Resources Corp., 8.25%, 06/15/29(a)		1,230	1,253,466
Calumet Specialty Products Partners
LP/Calumet Finance Corp., 9.75%, 07/15/28(a)		2,504	2,461,069
Cameron LNG LLC
3.30%, 01/15/35(a)		16,659	14,376,758
3.40%, 01/15/38(a)		10,195	8,717,417
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		20,263	20,598,814
2.74%, 12/31/39		24,454	20,301,299
Cheniere Energy Partners LP
4.50%, 10/01/29		4,346	4,286,575
4.00%, 03/01/31		22,582	21,371,347
3.25%, 01/31/32		16,504	14,758,149
Cheniere Energy, Inc., 5.65%, 04/15/34(a)		23,152	23,953,291
Chesapeake Energy Corp.
6.63%, 08/15/20(g)(h)(o)		623	—
6.13%, 02/15/21(g)(h)(o)		9,090	1
5.38%, 06/15/21(g)(h)(o)		425	—
Chevron U.S.A., Inc.
5.25%, 11/15/43		3,131	3,279,685
2.34%, 08/12/50		1,585	990,046
Civitas Resources, Inc.
5.00%, 10/15/26(a)		1,980	1,957,971
8.38%, 07/01/28(a)		1,810	1,881,439
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)		796	795,253
ConocoPhillips Co.
3.80%, 03/15/52		2,923	2,343,870
5.30%, 05/15/53		3,093	3,125,842
5.70%, 09/15/63		1,361	1,451,553
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp., 7.38%, 02/01/31(a)		33,998	36,168,738
Devon Energy Corp.
5.85%, 12/15/25		1,567	1,582,911
5.25%, 10/15/27		6,792	6,823,476
5.88%, 06/15/28		5,499	5,559,042
Diamondback Energy, Inc.
3.25%, 12/01/26		65,115	63,727,490
3.50%, 12/01/29		48,137	45,783,410
5.15%, 01/30/30		4,778	4,902,084
3.13%, 03/24/31		55,951	51,008,689
4.40%, 03/24/51		4,964	4,118,976
4.25%, 03/15/52		6,938	5,624,242
6.25%, 03/15/53		5,278	5,654,237
5.75%, 04/18/54		11,361	11,448,153
5.90%, 04/18/64		28,442	28,667,891
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(a)		2,171	2,235,282
EIG Pearl Holdings S.a.r.l, 4.39%, 11/30/46(a)		262	214,185
Enbridge, Inc., 5.70%, 03/08/33		993	1,046,572
Energy Transfer LP
5.25%, 04/15/29		3,358	3,454,256
6.10%, 02/15/42		2,093	2,174,023
5.15%, 02/01/43		1,970	1,847,199
5.30%, 04/15/47		1,423	1,340,904
5.40%, 10/01/47		3,874	3,689,005
6.25%, 04/15/49		968	1,017,853

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.00%, 05/15/50	USD	13,336	$12,048,015
5.95%, 05/15/54		1,974	2,020,292
6.05%, 09/01/54		10,482	10,858,807
EnLink Midstream LLC, 5.65%, 09/01/34		979	1,011,574
EQM Midstream Partners LP, 4.50%, 01/15/29(a)		4,532	4,433,529
EQT Corp.
3.13%, 05/15/26(a)		12,370	12,043,887
3.90%, 10/01/27		18,903	18,575,736
5.70%, 04/01/28		11,674	12,078,994
5.00%, 01/15/29		19,822	20,050,627
7.00%, 02/01/30		15,749	17,195,010
3.63%, 05/15/31(a)		19,840	18,210,450
5.75%, 02/01/34		15,871	16,309,008
Exxon Mobil Corp.
4.23%, 03/19/40		2,743	2,567,984
3.57%, 03/06/45		2,035	1,686,672
3.10%, 08/16/49		1,380	1,013,263
3.45%, 04/15/51		16,421	12,724,408
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)		1,750	1,656,375
Hess Corp.
7.30%, 08/15/31		6,412	7,342,615
6.00%, 01/15/40		1,812	1,953,614
Kinder Morgan Energy Partners LP
6.50%, 02/01/37		2,734	2,981,322
5.50%, 03/01/44		1,001	984,377
5.40%, 09/01/44		1,080	1,044,305
Kinder Morgan, Inc.
5.20%, 06/01/33		1,985	2,009,434
5.05%, 02/15/46		1,045	965,752
MC Brazil Downstream Trading S.a.r.l
7.25%, 06/30/31(a)		894	765,708
7.25%, 06/30/31(f)		224	191,628
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)		877	926,971
NGPL PipeCo LLC, 3.25%, 07/15/31(a)		18,873	16,775,497
Permian Resources Operating LLC, 7.00%, 01/15/32(a)		939	976,872
Petroleos de Venezuela SA, 9.75%, 05/17/35(f)(h)(o)		3,093	355,695
Pioneer Natural Resources Co.
1.90%, 08/15/30		2,877	2,522,347
2.15%, 01/15/31		2,842	2,496,698
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)		205	218,901
Raizen Fuels Finance SA
6.45%, 03/05/34(a)		270	283,878
6.95%, 03/05/54(a)		200	213,540
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		9,584	9,592,814
5.88%, 06/30/26		22,639	23,008,826
5.00%, 03/15/27		22,878	23,174,951
4.20%, 03/15/28		4,736	4,711,009
4.50%, 05/15/30		23,805	23,741,857
5.90%, 09/15/37		12,060	12,719,308
Saudi Arabian Oil Co., 5.88%, 07/17/64(a)		264	266,323
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)		4,841	4,453,720
SierraCol Energy Andina LLC, 6.00%, 06/15/28(f)		248	227,540
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)		1,352	1,414,333

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
South Bow U.S.A. Infrastructure Holdings LLC
4.91%, 09/01/27(a)	USD	5,115	$5,154,101
5.03%, 10/01/29(a)		3,075	3,083,027
Targa Resources Corp.
4.20%, 02/01/33		8,132	7,700,128
5.50%, 02/15/35		1,600	1,647,811
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		10,538	10,536,982
5.50%, 03/01/30		5,400	5,498,812
4.88%, 02/01/31		16,562	16,440,074
4.00%, 01/15/32		12,224	11,502,015
Texas Eastern Transmission LP, 7.00%, 07/15/32		980	1,110,297
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26		958	990,848
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		674	694,227
Vantage Drilling International, 9.50%, 02/15/28(a)		2,145	2,158,880
Viper Energy Partners LP, 5.38%, 11/01/27(a)		32,192	32,060,068
Viper Energy, Inc., 7.38%, 11/01/31(a)		11,860	12,508,434
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)		1,053	1,036,207

			894,615,912

Paper & Forest Products — 0.0%
LD Celulose International GmbH, 01/26/32(a)(d)		200	204,800
Suzano Austria GmbH, 5.00%, 01/15/30		351	349,333

			554,133

Passenger Airlines — 0.1%
Air Baltic Corp. AS, 14.50%, 08/14/29(a)	EUR	448	562,274
Air Canada Pass-Through Trust, Series 2017-1, Class B, 3.70%, 01/15/26(a)	USD	10	10,023
Allegiant Travel Co., 7.25%, 08/15/27(a)		1,070	1,060,897
American Airlines Pass-Through Trust, 3.50%, 06/15/26(g)		3,187	3,111,346
Gol Finance SA, (1-mo. CME Term SOFR + 10.50%), 15.34%, 01/29/25(a)(b)		919	973,670
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)		1,353	1,369,500
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		676	637,895
United Airlines Pass-Through Trust, Series 2024-1, A, 5.88%, 02/15/37		11,276	11,616,751

			19,342,356

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
5.10%, 02/22/31		2,180	2,282,706
3.70%, 03/15/52		1,879	1,492,840
5.65%, 02/22/64		3,414	3,617,883
Eli Lilly & Co.
4.88%, 02/27/53		1,446	1,447,639
4.15%, 03/15/59		1,109	973,006
5.20%, 08/14/64		1,001	1,033,116
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33		8,424	8,586,567
5.30%, 05/19/53		9,504	9,831,354
Pfizer, Inc. 4.20%, 09/15/48		1,101	977,921

34	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pharmaceuticals (continued)
Pfizer, Inc. 4.00%, 03/15/49	USD	1,140	$989,299
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		17,795	15,832,354

			47,064,685

Real Estate Management & Development — 0.2%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(f)		906	935,785
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(f)(h)(o)		465	6,975
11.75%, 04/17/22(f)(h)(o)		2,430	36,450
7.95%, 07/05/22(f)(h)(o)		530	7,950
12.25%, 10/18/22(f)(h)(o)		200	3,000
10.88%, 01/09/23(f)(h)(o)		2,657	39,855
11.88%, 06/01/23(f)(h)(o)		1,093	15,029
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(a)(c)		1,930	1,974,943
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,413	1,376,286
Freed Corp., 12.00%, 11/30/28(a)(g)		28,679	29,146,919
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)		2,364	2,329,267
NNN REIT, Inc., 3.00%, 04/15/52		5,094	3,371,646

			39,244,105

Residential REITs — 0.0%
National Retail Properties, Inc., 3.50%, 04/15/51		7,070	5,218,156

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 4.39%, 06/01/52		7,754	7,218,060
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 09/20/24, cost $12,457,598)(g)(i)		12,458	12,551,030
Broadcom, Inc.
5.05%, 07/12/29		10,245	10,553,198
4.30%, 11/15/32		5,558	5,459,284
3.42%, 04/15/33(a)		1,741	1,581,876
3.47%, 04/15/34(a)		7,168	6,454,755
3.14%, 11/15/35(a)		8,602	7,355,873
3.19%, 11/15/36(a)		11,914	10,097,561
Intel Corp.
4.10%, 05/11/47		1,214	956,931
3.25%, 11/15/49		2,711	1,823,566
5.05%, 08/05/62		2,265	1,993,028
KLA Corp.
4.65%, 07/15/32		2,444	2,501,210
4.70%, 02/01/34		2,264	2,309,925
5.00%, 03/15/49		2,871	2,853,783
3.30%, 03/01/50		6,646	5,027,406
Lam Research Corp., 3.13%, 06/15/60		1,675	1,156,135
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
2.50%, 05/11/31		6,004	5,238,850
2.65%, 02/15/32		1,128	978,743
Texas Instruments, Inc.
4.10%, 08/16/52		2,249	1,947,476
5.00%, 03/14/53		2,734	2,755,426
5.15%, 02/08/54		741	761,343

			91,575,459

Software — 0.4%
Cloud Software Group, Inc., 9.00%, 09/30/29(a)		866	881,250
Dye & Durham Ltd., 8.63%, 04/15/29(a)		1,193	1,262,050
GoTo Group, Inc.
5.50%, 05/01/28(a)		2,925	2,250,554
5.50%, 05/01/28(a)		2,925	885,058

Security	Par (000)		Value

Software (continued)
Oracle Corp.
5.38%, 07/15/40	USD	1,049	$1,069,991
4.00%, 07/15/46		9,450	7,839,152
3.60%, 04/01/50		21,039	16,017,040
3.95%, 03/25/51		24,948	20,078,225
6.90%, 11/09/52		1,707	2,057,585
5.55%, 02/06/53		958	980,370
3.85%, 04/01/60		9,037	6,802,652
5.50%, 09/27/64		8,747	8,713,384
Playtika Holding Corp., 4.25%, 03/15/29(a)		349	320,297
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)		582	545,997

			69,703,605

Specialized REITs — 0.0%
Crown Castle, Inc., 3.10%, 11/15/29		4,308	4,031,361
Extra Space Storage LP, 5.50%, 07/01/30		4,343	4,540,020

			8,571,381

Specialty Retail — 0.2%
Home Depot, Inc. (The)
3.35%, 04/15/50		1,858	1,428,104
5.40%, 06/25/64		2,726	2,886,247
Lowe’s Cos., Inc.
4.50%, 04/15/30		11,595	11,744,172
2.63%, 04/01/31		2,198	1,975,258
2.80%, 09/15/41		10,202	7,490,889
3.70%, 04/15/46		2,639	2,099,030
4.55%, 04/05/49		1,000	890,228
3.50%, 04/01/51		2,728	2,016,467
4.25%, 04/01/52		1,500	1,269,971
5.63%, 04/15/53		3,115	3,242,306
Wayfair LLC, 10/31/29(a)(d)		485	496,863

			35,539,535

Technology Hardware, Storage & Peripherals — 0.2%
CA Magnum Holdings, 5.38%, 10/31/26(f)		400	394,356
Dell International LLC/EMC Corp.
6.02%, 06/15/26		9,674	9,906,181
4.90%, 10/01/26		20,250	20,459,900
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)		3,041	3,175,634
Hewlett Packard Enterprise Co.
5.25%, 07/01/28		4,134	4,262,287
6.35%, 10/15/45		653	717,040

			38,915,398

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.88%, 11/01/45		6,455	5,627,288
3.38%, 11/01/46		1,270	1,015,152
3.38%, 03/27/50		13,312	10,498,121
William Carter Co. (The), 5.63%, 03/15/27(a)		105	104,780

			17,245,341

Tobacco — 0.5%
Altria Group, Inc.
6.88%, 11/01/33		856	966,823
3.40%, 02/04/41		20,515	15,992,618
4.50%, 05/02/43		6,482	5,733,269
5.38%, 01/31/44		3,379	3,411,693
3.88%, 09/16/46		5,429	4,239,664
4.45%, 05/06/50		3,065	2,568,174
3.70%, 02/04/51		5,705	4,210,190
BAT Capital Corp.
4.54%, 08/15/47		16,653	14,066,203

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Tobacco (continued)
BAT Capital Corp.
4.76%, 09/06/49	USD	13,354	$11,523,896
5.65%, 03/16/52		9,188	8,968,451
7.08%, 08/02/53		12,056	13,991,009
Reynolds American, Inc., 5.85%, 08/15/45		10,702	10,706,974

			96,378,964

Trading Companies & Distributors — 0.0%
GATX Corp., 6.05%, 06/05/54		2,064	2,231,638

Water Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(f)	GBP	2,796	2,877,034

Wireless Telecommunication Services — 0.7%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(a)(e)	USD	596	223,448
Kenbourne Invest SA
6.88%, 11/26/24(a)(h)(o)		1,804	1,082,400
6.88%, 11/26/24(f)(h)(o)		1,315	789,000
4.70%, 01/22/28(a)(h)(o)		285	171,000
4.70%, 01/22/28(f)(h)(o)		1,292	775,200
Rogers Communications, Inc., 5.30%, 02/15/34		11,735	11,938,707
Sprint LLC
7.63%, 02/15/25		9,730	9,760,552
7.63%, 03/01/26		28,469	29,407,054
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)		245	247,432
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		49,780	48,409,588
5.05%, 07/15/33		14,601	14,965,923
5.75%, 01/15/34		7,406	7,953,156
5.15%, 04/15/34		955	983,830
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(f)		506	454,135
Zegona Finance PLC, 8.63%, 07/15/29(a)		2,523	2,693,302

			129,854,727

Total Corporate Bonds — 24.6%
(Cost: $4,823,781,694)			4,947,275,489

Fixed Rate Loan Interests

Chemicals — 0.0%
Vedanta Holdings Mauritius II Ltd., Term Loan, 18.00%, 04/17/26(g)		4,749	4,986,558

Financial Services — 0.2%
Aspen Owner LLC, Term Loan (First Lien), 7.27%, 02/09/27(g)		29,088	29,447,378

Real Estate Management & Development — 0.0%
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, 10.00%, 04/01/26(g)		2,901	2,842,899

Total Fixed Rate Loan Interests — 0.2% (Cost: $36,630,798)			37,276,835

Security	Par (000)		Value

Floating Rate Loan Interests

Beverages — 0.0%
Naked Juice LLC, Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.70%, 01/24/30(b)	USD	460	$279,031
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.12%, 03/31/28(b)		975	973,399

			1,252,430

Building Products — 0.0%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 04/12/28(b)		983	961,522

Chemicals — 0.1%
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 10.12%, 11/01/28(b)		2,254	1,892,131
Level 3 Financing, Inc., Term Loan B-1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29		540	550,684
Montage Hotels & Resorts LLC
Revolver, (3-mo. LIBOR at 0.00% Floor + 0.00%), 6.00%, 02/16/29(g)		343	343,115
Term Loan, (3-mo. LIBOR at 0.00% Floor + 0.00%), 12.00%, 02/16/29(g)		6,176	6,176,077
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.94%, 02/28/27(g)		1,795	17,950
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.76%, 03/16/27(b)		1,754	1,751,958

			10,731,915

Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.70%, 05/15/28(b)		3,672	3,634,924
Alorica, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 11.72%, 12/21/27(g)		4,938	4,857,764
American Auto Auction Group LLC, Tranche B Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.75%, 12/30/27(b)		1,535	1,539,889
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.20%, 12/21/28		3,099	2,990,101
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 7.00%), 11.95%, 08/07/28(g)		7,820	3,753,644

			16,776,322

Construction & Engineering — 0.0%
Helios Service Partners LLC
First A&R Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 1.00%, 03/19/27(g)		1,049	1,054,140
First A&R Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.85%, 03/19/27(g)		234	235,105

36	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction & Engineering (continued)
Helios Service Partners LLC
Second A&R Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 9.80%, 03/19/27(g)	USD	1,890	$1,896,486
Orion Group HoldCo LLC
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.87%, 03/19/27(g)		396	394,181
First Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.87%, 03/19/27(g)		2,344	2,356,095
First Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.87%, 03/19/27(g)		201	201,541
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.87%, 03/19/27(g)		40	39,377
Third A&R Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 12.82%, 03/19/27(g)		1,244	1,237,932

			7,414,857

Diversified Telecommunication Services — 0.0%
Avaya, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.35%, 08/01/28(b)		12	10,813
Connect Finco S.a.r.l., Amendment No. 4 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 09/28/29(b)		2,428	2,271,756

			2,282,569

Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.20%, 12/29/27(g)		1,566	1,252,530

Financial Services — 0.2%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1-mo. LIBOR at 0.00% Floor + 0.00%), 7.48%, 08/07/24(g)		7,082	81,751
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.21%), 7.53%, 03/19/25(g)		12,143	5,342,531
HLP Hotel LLC, Term Loan (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 3.55%), 8.87%, 09/09/26(g)		12,200	12,200,000
HP LQ Investment LP, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.70%- 8.21%, 12/09/26(g)		11,561	11,526,716
Woof Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.62%, 12/21/27(b)		799	532,014

			29,683,012

Food Products — 0.0%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.96%, 06/12/28(b)		4,836	4,568,482

Security	Par (000)		Value

Health Care Providers & Services — 0.0%
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.35%, 11/01/29	USD	1,587	$1,031,550

Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition Co., Inc.
2021 Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.71%, 02/02/26		864	843,188
Initial Term Loan (2019) (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.71%, 02/02/26(b)		1,647	1,601,372
Bally’s Corp., Term B Facility Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.79%, 10/02/28(b)		11,499	10,938,387
CML Terranea Resort (AKA Long Point Development LLC), Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.55%, 01/01/28(g)		7,500	7,515,956
ECL Entertainment LLC, 2024 Refinancing Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/30/30(b)		5,718	5,730,667
Hilton Garden Inn Waikiki, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.70%, 05/31/29(g)		14,800	14,755,831
HRNI Holdings LLC, Term B Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.20%, 12/11/28(b)		7,957	7,887,234
Maverick Gaming LLC
First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.82%, 06/05/28(b)		1,541	1,463,720
Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.82%, 06/05/28(b)		2,371	1,660,043
Sodalite Tahoe Hotel LLC, Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 8.45%, 10/25/26(g)		9,699	9,538,136

			61,934,534

Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.71%, 05/17/28(b)		531	484,736

IT Services — 0.2%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.93%, 07/31/28(g)		15,404	15,385,765
CoreWeave Compute Acquisition Co. IV LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 11.28%, 05/16/29(g)		19,545	19,251,825

			34,637,590

Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.96%, 04/26/28(b)		1,875	1,868,588

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Machinery — 0.0%
Hydrofarm Holdings Group, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.46%, 10/25/28(g)	USD	2,189	$1,751,479

Media — 0.0%
DirecTV Financing LLC, Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.96%, 08/02/27(b)		824	822,988
Gray Television, Inc., Term D Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.32%, 12/01/28(b)		5	4,477

			827,465

Oil, Gas & Consumable Fuels — 0.0%
DT Midstream, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.22%, 06/12/28(b)		734	735,804
Ecopetrol S.A., Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.37%, 09/06/30		2,850	2,931,795
NGP XI Midstream Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31(b)(g)		1,359	1,357,301

			5,024,900

Passenger Airlines — 0.1%
Solaris Energy Infrastructure LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.00%), 11.10%, 09/11/29		10,822	10,605,560
Usavflow II Ltd., Term Loan, 6.50%, 08/16/29		2,040	2,040,000

			12,645,560

Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S., Facility A, (6-mo. CME Term SOFR at 0.00% Floor + 6.75%), 11.00%, 09/01/28(g)		1,159	1,159,080

Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.95%, 01/22/29(b)		1,624	1,590,207

Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.37%, 09/29/28(b)		451	450,124
EIS Group Ltd.
Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.85%, 07/10/28(g)		12,826	12,633,198
Revolving Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.85%, 07/10/28(g)		1,283	1,263,320
GoTo Group, Inc.
Exchange First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.97%, 04/28/28(b)		507	416,205
Second Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.97%, 04/28/28(b)		709	238,350

			15,001,197

Security	Par (000)		Value

Specialty Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.21%, 11/24/28(b)	USD	655	$650,135
Park River Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.84%, 12/28/27(b)		519	509,889

			1,160,024

Technology Hardware, Storage & Peripherals — 0.0%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.26%, 04/27/29(b)		4,728	3,427,800
Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.26%, 04/27/28(b)		4,319	3,282,725

			6,710,525

Transportation Infrastructure — 0.0%
Green Plains Operating Co. LLC, Loan, (3-mo. CME Term SOFR at 0.00% Floor + 8.00%), 13.60%, 07/20/26(g)		5,592	5,669,294

Total Floating Rate Loan Interests — 1.1% (Cost: $251,781,925)			226,420,368

Foreign Agency Obligations

Argentina — 0.0%
YPF SA
6.95%, 07/21/27(f)		651	631,470
9.50%, 01/17/31(a)		1,965	2,070,619

			2,702,089

Colombia — 0.0%
Ecopetrol S.A.
8.88%, 01/13/33		419	448,833
8.38%, 01/19/36		220	224,400
Oleoducto Central SA, 4.00%, 07/14/27(f)		670	640,855

			1,314,088

India — 0.0%
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(f)		300	298,687
REC Ltd., 5.63%, 04/11/28(f)		200	205,438

			504,125

Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(f)		420	409,370
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(f)		510	518,765

			928,135

Malaysia — 0.0%
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(f)		895	904,230

Mexico — 0.1%
Petroleos Mexicanos
3.63%, 11/24/25(f)	EUR	152	165,498
6.50%, 03/13/27	USD	8,591	8,414,884
8.75%, 06/02/29		116	117,977
5.95%, 01/28/31		217	187,249
6.70%, 02/16/32		145	129,652
10.00%, 02/07/33		271	286,691

			9,301,951

38	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Morocco — 0.0%
OCP SA 4.50%, 10/22/25(f)	USD	548	$541,013
6.75%, 05/02/34(a)		1,283	1,375,017

			1,916,030

Peru — 0.0%
Corp Financiera de Desarrollo SA, 4.75%, 07/15/25(f)		319	317,874

Ukraine — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(f)(q)	EUR	3,199	2,670,564
7.63%, 11/08/28(a)	USD	2,934	2,391,210

			5,061,774

United Arab Emirates — 0.0%
DAE Funding LLC, 2.63%, 03/20/25(f)		260	256,789
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)		235	231,548

			488,337

Total Foreign Agency Obligations — 0.1% (Cost: $21,501,493)			23,438,633

Foreign Government Obligations

Argentina — 0.0%
Republic of Argentina 1.00%, 07/09/29		333	216,478
4.13%, 07/09/35(c)		628	301,536
5.00%, 01/09/38(c)		383	201,285
3.50%, 07/09/41(c)		609	277,841

			997,140

Belgium — 0.5%
Kingdom of Belgium, 3.30%, 06/22/54(a)(f)	EUR	83,681	91,135,264

Brazil — 1.0%
Brazil Notas do Tesouro Nacional 10.00%, 01/01/29	BRL	139	23,594,881
10.00%, 01/01/33		101	16,436,880
10.00%, 01/01/35		677	108,200,434
Federative Republic of Brazil 6.13%, 03/15/34	USD	49,260	50,171,310
7.13%, 05/13/54		300	310,998

			198,714,503

Cameroon — 0.0%
Republic of Cameroon, 9.50%, 07/31/31(f)		1,192	1,153,260

Chile — 0.0%
Republic of Chile, 4.34%, 03/07/42		336	306,264

Colombia — 0.1%
Colombian TES 5.75%, 11/03/27	COP	15,472,700	3,386,379
6.00%, 04/28/28		20,582,500	4,445,359
7.00%, 03/26/31		7,284,200	1,525,828
Republic of Colombia 8.00%, 04/20/33	USD	340	364,932
8.00%, 11/14/35		2,665	2,836,892
4.13%, 05/15/51		708	445,332

			13,004,722

Costa Rica — 0.0%
Republic of Costa Rica, 6.55%, 04/03/34(f)		266	283,024

Côte d’Ivoire — 0.0%
Republic of Cote d’Ivoire 6.38%, 03/03/28(f)		200	200,000

Security	Par (000)		Value

Côte d’Ivoire (continued)
Republic of Cote d’Ivoire 5.25%, 03/22/30(f)	EUR	1,406	$1,490,747
5.88%, 10/17/31(f)		289	304,811
6.13%, 06/15/33(f)	USD	200	188,250

			2,183,808

Czechia — 0.0%
Czech Republic 2.75%, 07/23/29	CZK	111,480	4,778,729
5.00%, 09/30/30		47,760	2,281,350

			7,060,079

Dominican Republic — 0.0%
Dominican Republic 5.95%, 01/25/27(f)	USD	331	335,448
4.50%, 01/30/30(a)		244	233,401
7.05%, 02/03/31(a)		360	387,914
4.88%, 09/23/32(a)		159	151,547
10.75%, 06/01/36(a)	DOP	95,650	1,687,757

			2,796,067

Egypt — 0.0%
Arab Republic of Egypt 3.88%, 02/16/26(f)	USD	1,859	1,785,802
4.75%, 04/16/26(f)	EUR	2,643	2,861,149
5.80%, 09/30/27(f)	USD	904	853,715
5.63%, 04/16/30(f)	EUR	114	106,198
7.63%, 05/29/32(f)	USD	239	211,515
7.50%, 02/16/61(a)		200	144,876

			5,963,255

France — 0.2%
French Republic, 3.00%, 05/25/54(a)(f)	EUR	42,887	43,077,313

Gabon — 0.0%
Gabonese Republic, 7.00%, 11/24/31(f)	USD	860	661,125

Guatemala — 0.0%
Republic of Guatemala 4.88%, 02/13/28(f)		3,791	3,730,581
5.25%, 08/10/29(a)		61	60,207
7.05%, 10/04/32(a)		282	304,560
7.05%, 10/04/32(f)		260	280,800
6.60%, 06/13/36(a)		256	267,904

			4,644,052

Hungary — 0.0%
Hungarian People’s Republic 5.25%, 06/16/29(a)		245	248,459
4.00%, 07/25/29(f)	EUR	5,660	6,372,884
5.38%, 09/12/33(f)		322	385,326

			7,006,669

Indonesia — 0.1%
Republic of Indonesia 2.85%, 02/14/30	USD	10,680	9,955,042
3.05%, 03/12/51		11,595	8,449,856

			18,404,898

Israel — 0.1%
State of Israel, 5.75%, 03/12/54		10,116	9,626,006

Japan — 0.3%
Japanese Government Bonds (30 Year), 1.80%, 03/20/54	JPY	8,349,200	54,380,029

Mexico — 1.2%
Mexican Bonos 7.75%, 11/23/34	MXN	16,408	74,635,584

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	39

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mexico (continued)
Mexican Bonos 8.00%, 11/07/47	MXN	702	$3,007,557
United Mexican States 3.75%, 01/11/28	USD	200	194,750
8.50%, 03/01/29	MXN	4,112	20,363,693
8.50%, 05/31/29		8,756	43,375,765
2.66%, 05/24/31	USD	30,379	26,059,410
3.50%, 02/12/34		17,319	14,721,150
6.35%, 02/09/35		34,700	36,365,600
4.50%, 01/31/50		25,868	20,557,041
6.34%, 05/04/53		403	400,607

			239,681,157

Morocco — 0.0%
Kingdom of Morocco, 6.50%, 09/08/33(a)		241	261,259

Nigeria — 0.0%
Republic of Nigeria 7.14%, 02/23/30(f)		2,381	2,161,502
7.63%, 11/28/47(f)		238	182,144
9.25%, 01/21/49(f)		200	181,187

			2,524,833

North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27(f)	EUR	131	151,928

Oman — 0.0%
Sultanate of Oman, 6.75%, 01/17/48(f)	USD	219	237,341

Panama — 0.1%
Republic of Panama 3.88%, 03/17/28		17,669	17,006,413
7.50%, 03/01/31		354	386,922
4.50%, 04/01/56		10,739	7,712,535

			25,105,870

Paraguay — 0.0%
Republic of Paraguay, 2.74%, 01/29/33(f)		200	170,375

Peru — 0.1%
Republic of Peru 2.78%, 01/23/31		287	256,148
6.95%, 08/12/31(a)	PEN	16	4,561,547
1.86%, 12/01/32	USD	478	384,043
7.60%, 08/12/39(a)	PEN	5	1,451,306
3.55%, 03/10/51	USD	12,975	9,842,835

			16,495,879

Philippines — 0.1%
Republic of the Philippines 3.00%, 02/01/28		11,468	11,048,701
3.20%, 07/06/46		15,450	11,758,686

			22,807,387

Poland — 0.1%
Republic of Poland 5.75%, 04/25/29	PLN	35,300	9,459,189
4.75%, 07/25/29		17,774	4,558,657
2.75%, 10/25/29		19,386	4,562,232
4.88%, 10/04/33	USD	64	64,959
5.00%, 10/25/34	PLN	12,281	3,126,933
2.00%, 08/25/36		4,149	970,859
5.50%, 04/04/53	USD	283	290,231

			23,033,060

Security	Par (000)		Value

Romania — 0.0%
Romania
5.25%, 11/25/27(a)	USD	32	$32,231
2.13%, 03/07/28(f)	EUR	466	487,863
2.50%, 02/08/30(f)		73	73,248
2.12%, 07/16/31(f)		86	80,355

			673,697

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30(f)	USD	200	201,125
3.45%, 02/02/61(f)		561	380,655

			581,780

South Africa — 0.1%
Republic of South Africa
8.00%, 01/31/30	ZAR	42,216	2,357,273
7.00%, 02/28/31		87,281	4,521,373
5.88%, 04/20/32	USD	296	294,150
8.75%, 01/31/44	ZAR	31,058	1,503,853
8.75%, 02/28/48		61,859	2,991,761

			11,668,410

Supranational — 0.6%
European Union
2.50%, 10/04/52(f)	EUR	13,790	13,090,846
3.00%, 03/04/53(f)		100,384	105,234,946

			118,325,792

Turkey — 0.0%
Republic of Türkiye
37.00%, 02/18/26	TRY	54,517	1,578,239
31.08%, 11/08/28		21,828	654,409
26.20%, 10/05/33		82,672	2,378,807

			4,611,455

Ukraine — 0.0%
Ukraine Government
0.00%, 02/01/30(a)(c)	USD	51	22,172
0.00%, 02/01/34(a)(c)		190	64,474
1.75%, 02/01/34(a)(c)		467	206,684
0.00%, 02/01/35(a)(c)		161	70,099
1.75%, 02/01/35(a)(c)		280	120,651
0.00%, 02/01/36(a)(c)		134	57,778
1.75%, 02/01/36(a)(c)		187	79,538
7.75%, 08/01/41(b)(f)(h)(o)		4,910	3,439,455

			4,060,851

United Kingdom — 0.6%
United Kingdom Gilt, 4.38%, 07/31/54(f)	GBP	96,843	124,994,440

Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27	USD	5,923	5,967,434
5.75%, 10/28/34		174	188,827
5.10%, 06/18/50		9,097	9,064,762
5.25%, 09/10/60		177	177,000

			15,398,023

Uzbekistan — 0.0%
Republic of Uzbekistan, 5.38%, 05/29/27(a)	EUR	1,071	1,200,380

Venezuela — 0.0%
Republic of Venezuela, 11.95%, 08/05/31(f)(h)(o)	USD	4,614	731,319

Total Foreign Government Obligations — 5.3%
(Cost: $1,080,781,835)			1,074,112,714

40	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Investment Companies

Fixed-Income Funds — 0.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF(j)(r)		45,029	$5,087,376

Total Investment Companies — 0.0%
(Cost: $5,071,521)			5,087,376

	Par (000)

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	11,471,973
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	4,679,357
State of California
GO, 7.55%, 04/01/39		4,000	5,038,322
Refunding GO, 4.60%, 04/01/38		22,215	22,110,857
University of California, RB, 4.86%, 05/15/2112		2,467	2,307,794

			45,608,303

Florida — 0.0%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)		3,855	4,097,586

Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,182	3,632,431

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		16,598	16,821,145

New Jersey — 0.1%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		4,596	5,647,393

New York — 0.1%
Metropolitan Transportation Authority
RB, 6.67%, 11/15/39		3,060	3,447,359
RB, Series E, 6.81%, 11/15/40		1,025	1,165,632
New York City Water & Sewer System
RB, 6.01%, 06/15/42		2,430	2,668,235
RB, 5.88%, 06/15/44		1,665	1,801,362
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,511,957
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	3,027,289
RB, 4.96%, 08/01/46		5,020	5,073,283
RB, 4.93%, 10/01/51		1,400	1,390,755

			20,085,872

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	4,850,211

Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,687,571
Port of Beaumont Navigation District RB, Refunding RB, Series B, 10.00%, 07/01/26(a)		10,185	10,490,864
State of Texas, GO, 5.52%, 04/01/39		5,715	6,158,048

			21,336,483

Total Municipal Bonds — 0.6%
(Cost: $132,127,659)			122,079,424

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 4.7%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)	USD	9,436	$9,640,243
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 5.23%, 11/25/35(b)		3,606	2,574,314
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(e)		1	498
Series 2020-C, Class C, 0.00%, 09/27/60(a)(e)		71	5,715
Series 2020-C, Class RW, 0.00%, 09/25/60(a)(e)		156	155,960
Series 2020-D, Class RW, 0.00%, 06/25/60(a)(e)		104	104,302
Series 2021-C, Class A, 5.12%, 01/25/61(a)(c)		8,252	8,252,064
Series 2021-C, Class B, 3.72%, 01/25/61(a)(c)		3,277	3,192,905
Series 2021-C, Class C, 0.00%, 01/25/61(a)(e)		8,105	8,790,369
Series 2021-D, Class A, 2.00%, 03/25/60(a)(c)		18,593	18,313,955
Series 2021-D, Class B, 4.00%, 03/25/60(a)(b)		5,836	6,133,352
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)(e)		8,508	8,892,684
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		21,287	18,774,804
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		4,422	3,439,568
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		2,669	1,879,219
Series 2021-E, Class B3, 4.15%, 12/25/60(a)(b)		7,606	2,678,696
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		1,744	1,250,263
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)(e)		48	22,423
Series 2021-F, Class A, 1.88%, 06/25/61(a)(c)		44,252	43,613,136
Series 2021-F, Class B, 3.75%, 06/25/61(a)(c)		12,423	12,232,070
Series 2021-F, Class C, 0.00%, 06/25/61(a)(e)		18,883	18,001,030
Series 2021-F, Class RW1, 0.00%, 06/27/61(a)(e)(g)		44	43,145
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(c)		18,338	17,685,450
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		1,244	1,094,335
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)		664	560,204
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	3,699,661
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,442	2,305,697
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	591,636
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,531,462
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		208	160,666
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(c)		19,886	19,066,307
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		937	806,714
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		804	667,098
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	3,169,943
Series 2022-B, Class C, 3.00%, 03/27/62(a)		3,807	2,885,343

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	41

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2022-B, Class M1, 3.00%, 03/27/62(a)	USD	603	$496,574
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,383,906
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		25,150	23,889,671
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		1,258	1,103,923
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		713	597,077
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		4,194	3,037,661
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		2,813	1,498,859
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)		2,160	1,748,029
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)		24,357	23,050,589
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		1,567	1,360,489
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		836	690,249
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		6,946	4,904,783
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		731	581,088
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		4,534	3,217,174
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 6.06%, 10/25/46(b)		578	383,600
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 5.18%, 10/25/46(b) .		1,597	862,552
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.82%, 02/25/47(b)		610	217,243
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, (1-mo. CME Term SOFR + 0.30%), 5.16%, 05/25/47(b)		1,421	809,949
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(a)(b)		659	634,098
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		415	394,209
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		11,599	11,524,039
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		1,825	1,834,589
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(b)		1,180	1,119,962
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.14%, 07/31/57(a)(b)		8,018	3,129,768
Atlas Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.55%), 6.51%, 09/20/61(b)(f)	GBP	518	692,969
Series 2024-1, Class D, (1-day SONIA + 2.20%), 7.16%, 09/20/61(b)(f)		343	457,975
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 6.50%, 10/25/36(c)	USD	2,001	599,007
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		20	16,586

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)(e)	USD	3,356	$1,122,064
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)		765	761,333
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(c)		14,981	14,726,313
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(c)		3,139	3,051,999
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(e)		6,511	7,645,266
Series 2021-NPL1, Class RW1, 0.00%, 11/27/51(a)(e)(g)		15	14,963
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)		5,187	5,145,163
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(c)		10,583	10,433,438
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(c)		2,105	2,009,944
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(e)		3,575	703,794
Series 2022-RPL1, Class RW1, 0.00%, 02/25/28(a)(e)(g)		5	4,526
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)(e)		44	30,474
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)		36,066	36,886,723
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)		5,734	5,863,264
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)		3,462	3,538,282
Series 2023-NQM3, Class B1, 8.03%, 10/25/63(a)(b)		1,917	1,945,259
Series 2023-NQM3, Class B2, 8.03%, 10/25/63(a)(b)		1,613	1,599,052
Series 2023-NQM3, Class B3, 8.03%, 10/25/63(a)(b)		4,413	4,063,832
Series 2023-NQM3, Class M1, 8.03%, 10/25/63(a)(b)		3,196	3,331,135
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)(e)		1	647
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		5,499	5,551,289
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)		3,746	3,773,330
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)		2,861	2,885,781
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)		1,442	1,462,738
Series 2024-NQM1, Class B2, 8.69%, 01/25/64(a)(b)		1,322	1,337,049
Series 2024-NQM1, Class B3, 8.69%, 01/25/64(a)(b)		2,836	2,578,321
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)		2,475	2,516,016
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)(e)		7	6,198
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)		28,821	29,214,134
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)		2,272	2,302,288

42	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)	USD	3,965	$4,014,227
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)		1,983	1,999,325
Series 2024-NQM3, Class B2, 8.07%, 06/25/64(a)(b)		1,816	1,802,944
Series 2024-NQM3, Class B3, 8.07%, 06/25/64(a)(b)		4,970	4,188,576
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)		2,891	2,937,200
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)(e)		6	5,489
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 7.34%, 05/28/36(a)(b)		1,710	1,627,740
Bear Stearns ALT-A Trust
Series 2006-2, Class 22A1, 4.47%, 03/25/36(b)		3,226	2,120,805
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 5.29%, 01/25/47(b)		782	645,566
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AC9, Class A5, 6.25%, 12/25/35(c)		145	140,040
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 5.32%, 03/25/36(b)		3,203	847,030
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 5.25%, 08/25/36(b)		307	303,658
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.31%, 03/25/37(b)		186	174,637
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.25%), 5.11%, 03/25/37(b)		323	296,713
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 5.18%, 06/25/37(b)		299	282,774
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 2.23%, 12/25/35(a)(b)(g)(r)		1	—
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)		274	248,264
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		675	593,837
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		265	249,031
Chase Mortgage Finance Trust, Series 2007- S6, Class 1A1, 6.00%, 12/25/37		18,847	7,995,193
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(b)		1,917	1,815,717
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(c)		608	604,984
CIM Trust, Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		3,301	3,341,327
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		620	562,540
Series 2007-9, Class 1A1, 6.25%, 12/25/37		966	893,991
Series 2008-2, Class 1A1, 6.50%, 06/25/38		3,196	2,576,607
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 5.47%, 05/25/37(b)		1,860	1,673,094

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37	USD	462	$400,527
COLT Mortgage Loan Trust
Series 2020-3, Class A3, 2.38%, 04/27/65(a)(b)		262	253,027
Series 2022-1, Class B2, 4.06%, 12/27/66(a)(b)		316	258,142
Series 2022-3, Class B1, 4.22%, 02/25/67(a)(b)		1,000	845,759
Series 2022-5, Class B1, 4.64%, 03/25/67(a)(b)		2,398	2,252,144
Series 2022-8, Class B1, 6.52%, 08/25/67(a)(b)		1,172	1,161,482
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		93	76,129
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		509	415,527
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.32%, 06/25/35(b)		2,617	2,208,223
Series 2005-29CB, Class A6, 5.50%, 07/01/35		330	194,316
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 5.74%, 11/25/35(b)		592	409,845
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 5.74%, 11/20/35(b)		667	631,018
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 6.12%, 02/25/36(b)		436	390,255
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,365	661,850
Series 2006-15CB, Class A1, 6.50%, 06/25/36		308	143,960
Series 2006-28CB, Class A14, 6.25%, 10/25/36		1,133	587,278
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		221	88,767
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 5.35%, 09/25/46(b)		284	259,755
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 6.85%, 11/25/46(b)		1,866	1,516,953
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 5.35%, 10/25/46(b)		2,159	1,996,784
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 5.65%, 10/25/46(b)		3,282	2,402,084
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 5.27%, 03/20/47(b)		4,690	3,942,105
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 5.35%, 07/25/46(b)		237	209,750
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 5.43%, 03/25/36(b)		1,080	1,040,655
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 5.43%, 11/25/36(b)		1,608	1,364,541
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.47%, 07/25/46(b)		1,602	1,369,053
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,091	1,055,736
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		266	124,049

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	43

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.36%), 5.22%, 06/25/37(b)	. USD 4,304	$3,543,010
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.25%, 04/25/47(b)	573	516,495
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 5.33%, 06/25/47(b)	174	133,681
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 5.45%, 08/25/47(b)	192	165,856
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 5.51%, 02/25/35(b)	80	75,361
Series 2005-16, Class A28, 5.50%, 09/25/35	2,914	1,882,457
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 6.08%, 04/25/46(b)	1,205	366,805
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.51%), 5.37%, 04/25/46(b)	362	344,898
Series 2007-1, Class A2, 6.00%, 03/25/37	407	183,028
Series 2007-15, Class 2A2, 6.50%, 09/25/37 .	7,342	2,763,952
Series 2007-9, Class A1, 5.75%, 07/25/37	1,305	641,663
Series 2007-9, Class A11, 5.75%, 07/25/37	713	350,655
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)	8,101	3,248,979
Credit Suisse Mortgage Capital Trust, Series 2006-4, Class 1A4, 6.00%, 05/25/36	734	405,135
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36	971	535,943
Series 2014-4R, Class 16A3, (1-mo. CME Term SOFR + 0.31%), 4.86%, 02/27/36(a)(b)	11	10,882
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 5.63%, 08/27/36(a)(b)	604	495,261
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.66%, 03/27/36(a)(b)	1,553	1,210,587
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)	760	594,698
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(b)	9,515	9,459,822
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)	3,821	3,714,090
Series 2022-NQM6, Class PT, 8.92%, 12/25/67(a)(b)	12,274	12,277,075
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(c)	2,815	2,885,284
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1-mo. CME Term SOFR + 1.46%), 6.25%, 11/25/35(b)	1,191	251,060
Deephaven Residential Mortgage Trust
Series 2022-2, Class M1, 4.30%, 03/25/67(a)(b)	1,629	1,428,738
Series 2022-3, Class B1, 5.24%, 07/25/67(a)(b)	1,716	1,609,940
Series 2022-3, Class M1, 5.24%, 07/25/67(a)(b)	3,171	3,082,079

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 5.31%, 08/25/47(b)	USD 785	$686,447
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(b)	268	231,451
Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)	171	147,596
Ellington Financial Mortgage Trust, Series 2022-4, Class B2, 5.96%, 09/25/67(a)(b)	2,288	2,019,451
Exmoor Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 7.12%, 03/25/94(b)(f)	GBP 454	606,368
Series 2024-1, Class D, (1-day SONIA + 2.80%), 8.02%, 03/25/94(b)(f)	197	263,118
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1, 5.62%, 02/25/36(b)	USD 21	13,300
GCAT Trust
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)	1,642	1,267,154
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)	313	291,341
Series 2022-NQM1, Class B1, 3.96%, 02/25/67(a)(b)	564	432,637
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(c)	5,343	5,314,882
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)	6,211	6,053,988
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 7.12%, 03/25/36(b)	405	370,371
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.37%, 11/25/49(a)(b)	1,418	1,269,372
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)	641	601,725
Series 2023-CCM1, Class B1, 7.49%, 08/25/53(a)(b)	1,022	1,021,443
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37	34	52,548
Series 2007-OA2, Class 2A1, 3.04%, 06/25/47(b)	839	520,127
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 5.49%, 12/19/36(b)	5,180	3,979,471
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 5.48%, 05/19/37(b)	1,559	1,222,265
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 5.33%, 07/19/47(b)	373	335,723
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(b)	5,763	5,590,462
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)	9,627	9,591,807
Series 2022-1, Class M1, 5.06%, 07/25/67(a)(b)	3,380	3,299,132
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 5.49%, 03/25/35(b)	634	853,145

44	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Impac CMB Trust
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 5.47%, 10/25/35(b)	USD 445	$391,575
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.31%, 11/25/36(b)	803	710,230
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 5.21%, 07/25/36(b)	283	271,659
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 5.31%, 01/25/37(b)	573	505,510
Series 2007-AR19, Class 3A1, 4.02%, 09/25/37(b)	2,412	1,582,510
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 5.45%, 08/25/37(b)	513	461,832
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 5.39%, 03/25/37(b)	578	492,567
Series 2007-A2, Class 2A1, 4.84%, 05/25/37(b)	165	146,964
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(b)	3,538	2,849,681
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(b)	8,719	7,250,787
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(b)	1,241	1,005,429
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(b)	434	329,117
Series 2021-INV5, Class B6, 2.85%, 12/25/51(a)(b)	1,485	743,260
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)	23,513	21,146,600
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)	10,539	7,335,512
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(b)	5,174	4,302,364
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)	3,152	2,697,185
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)	740	626,627
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)	1,029	861,043
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)	547	444,009
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)	225	170,709
Series 2021-INV7, Class B6, 3.27%, 02/25/52(a)(b)	736	362,629
Legacy Mortgage Asset Trust, Series 2021- GS2, Class A1, 4.75%, 04/25/61(a)(c)	15,591	15,702,313
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 6.87%, 09/25/47(b)	1,660	2,157,812
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 7.27%, 12/25/37(b)	430	409,177
MASTR Resecuritization Trust, Series 2008-3, Class A1, 4.75%, 08/25/37(a)(b)	627	202,922
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 09/25/31(a)(g)	14,556	9,490,443

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
MCM Trust
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(a)(g)	USD 11,949	$11,506,681
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 5.39%, 04/25/37(b)	961	786,045
Merrill Lynch Mortgage Investors Trust
Series 2006-A3, Class 6A1, 5.02%, 05/25/36(b)	537	490,236
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.27%), 5.29%, 09/25/37(b)	711	390,666
MFA Trust
Series 2020-NQM1, Class A3, 3.30%, 08/25/49(a)(b)	108	101,397
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(b)	3,310	2,701,265
Series 2022-NQM1, Class B1, 4.26%, 12/25/66(a)(b)	1,000	833,889
Series 2022-NQM1, Class M1, 4.26%, 12/25/66(a)(b)	3,429	3,069,162
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(c)	5,663	5,739,834
Miltonia Mortgage Finance Srl, Series 1, Class B, (3-mo. EURIBOR + 1.30%), 4.99%, 04/28/62(b)(f)	EUR 1,776	1,934,070
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 5.71%, 12/26/46(a)(b)	USD 677	633,617
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 6.95%, 06/25/44(a)(b)	323	322,865
Series 2023-NQM1, Class B1, 7.50%, 09/25/68(a)(b)	1,302	1,311,020
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, (1-mo. LIBOR US + 0.34%), 5.66%, 04/16/36(a)(b)	1,613	1,559,755
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)	1,578	1,412,524
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)	362	335,163
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)	681	667,725
Series 2020-RPL1, Class B3, 3.86%, 11/25/59(a)(b)	6,210	4,625,519
New York Mortgage Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)	7,152	7,101,877
NLT Trust, Series 2021-INV2, Class B1, 3.32%, 08/25/56(a)(b)	910	685,807
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)	1,327	1,002,454
Nomura Asset Acceptance Corp. Alternative
Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(b)	241	236,422
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(c)	508	92,269
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 5.81%, 06/25/37(b)	251	201,979

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	45

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
PRET LLC
Series 2024-NPL1, Class A1, 7.14%, 01/25/54(a)(c)	USD 10,610	$10,622,967
Series 2024-NPL2, Class A1, 7.02%, 02/25/54(a)(c)	10,175	10,255,736
Series 2024-RN2, Class A1, 7.13%, 04/25/54(a)(c)	2,136	2,154,901
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)	1,372	1,210,598
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)	717	703,617
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)	5,298	5,292,319
PRP Advisors LLC
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(c)	680	673,775
Series 2022-NQM1, Class B1, 5.43%, 08/25/67(a)(b)	471	450,309
RALI Trust
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 5.33%, 12/25/36(b)	2,456	2,103,423
Series 2007-QH9, Class A1, 6.51%, 11/25/37(b)	443	367,859
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 5.12%, 02/25/47(b)	225	77,080
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(c)	1,417	1,403,748
RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(a)(c)	6,162	6,205,713
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 5.31%, 06/25/35(a)(b)	181	170,652
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 5.37%, 09/25/35(a)(b)	63	52,405
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)	2,434	2,413,072
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)	282	275,990
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(b)	7,854	7,227,947
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.69%, 08/25/36(b)	4,323	3,082,341
Series 2007-SA4, Class 3A1, 6.00%, 10/25/37(b)	276	176,081
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)	3,112	2,922,005
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)	2,167	1,872,976
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)	9,935	10,055,914
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)	5,768	5,858,592
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 3.81%, 05/25/57(b)	520	219,482

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(b)	USD 12,447	$12,291,995
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)	580	572,480
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 4.66%, 07/20/37(b)	720	548,263
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)	1,127	1,127,670
Series 2022-2, Class B1, 5.28%, 08/25/62(a)(b)	2,583	2,426,486
Spruce Hill Mortgage Loan Trust, Series 2022- SH1, Class A3, 4.10%, 07/25/57(a)(c)	927	854,424
Stratton Mortgage Funding PLC, Series 2024-3, Class C, (1-day SONIA + 1.50%), 6.48%, 06/25/49(b)(f)	GBP 492	655,276
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.14%, 04/25/36(b)	USD 505	269,435
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 5.35%, 06/25/36(b)	1,646	1,420,257
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 5.39%, 05/25/46(b)	283	188,562
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 4.29%, 06/25/46(b)	957	585,592
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)	937	749,755
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)	3,051	2,542,818
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51(a)(g)	17,804	16,338,610
Series 21-1, Class CERT, 0.00%, 02/01/51(e)(g)	7,160	6,189,475
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)(c)	3,528	3,579,414
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(b)	835	814,978
Series 2020-4, Class A3, 3.32%, 05/25/65(a)(c)	557	543,009
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(b)	3,120	2,945,956
Series 2020-INV1, Class A2, 4.04%, 03/25/60(a)(b)	1,349	1,341,702
Series 2020-INV1, Class A3, 4.89%, 03/25/60(a)(b)	1,800	1,807,107
Series 2021-3, Class B1, 3.20%, 06/25/66(a)(b)	1,668	1,249,674
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)	291	244,032
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)	806	649,282
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)	1,354	1,064,769
Series 2022-3, Class B1, 4.07%, 02/25/67(a)(b)	3,879	3,129,227
Series 2022-4, Class B1, 4.78%, 04/25/67(a)(b)	616	574,776

46	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Verus Securitization Trust Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)	USD 626	$624,855
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)	906	730,810
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(b)	1,100	1,042,852
Series 2022-1, Class B1, 5.95%, 08/25/57(a)(b)	2,429	2,230,600
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)	726	694,480
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)	640	632,117
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)	1,480	1,391,966
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36	794	625,226
Series 2006-4, Class 1A1, 6.00%, 04/25/36	1,612	1,488,999
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)	734	638,827
Series 2006-4, Class 3A5, 6.85%, 05/25/36(c)	284	247,699
Series 2006-AR10, Class A2A, (1-mo. CME Term SOFR + 0.45%), 5.31%, 12/25/36(b)	654	525,710
Series 2007-HY3, Class 4A1, 5.19%, 03/25/37(b)	27	25,008
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 5.84%, 12/25/46(b)	232	183,261
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 6.37%, 04/25/47(b)	900	770,952
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.87%, 06/25/47(b)	2,280	1,891,748
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.92%, 06/25/47(b)	956	773,310
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 5.59%, 06/25/37(b)	. 889	812,273
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 8.43%, 07/25/59(a)(b)	6,086	6,300,506
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.98%, 07/25/59(a)(b)	8,011	8,309,357

		936,258,034

Commercial Mortgage-Backed Securities — 5.2%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.28%, 08/10/35(a)(b)	600	580,726
Series 2015-1211, Class D, 4.28%, 08/10/35(a)(b)	4,972	4,734,847
Series 2015-1211, Class E, 4.28%, 08/10/35(a)(b)	1,110	1,030,082
245 Park Avenue Trust
Series 2017-245P, Class D, 3.78%, 06/05/37(a)(b)	480	432,337
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)	2,463	2,162,226

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 6.50%, 09/15/34(a)(b)	USD 997	$957,243
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 6.95%, 09/15/34(a)(b)	2,920	2,730,200
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 7.54%, 09/15/34(a)(b)	7,007	6,482,067
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.47%, 11/15/55(b)	1,000	1,039,517
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 7.33%, 02/19/38(a)(b)	4,027	4,040,051
Alen Mortgage Trust
Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 6.36%, 04/15/34(a)(b)	1,144	1,035,320
Series 2021-ACEN, Class D, (1-mo. CME Term SOFR + 3.21%), 8.31%, 04/15/34(a)(b)	2,670	1,343,010
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)	636	483,369
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)	1,529	1,353,623
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 7.33%, 06/17/39(a)(b)	2,560	2,567,092
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 7.20%, 08/17/41(a)(b)	2,932	2,939,095
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 6.77%, 05/17/41(a)(b)	14,240	14,244,414
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 07/15/41(a)(b)	8,860	8,871,075
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 10/15/34(a)(b)(d)	12,870	12,837,825
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 7.37%, 04/15/35(a)(b)	1,525	1,497,839
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 7.34%, 12/15/36(a)(b)	3,269	3,072,860
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(b)	1,641	1,575,659
Series 2017-SCH, Class AF, (1-mo. CME Term SOFR + 1.05%), 6.14%, 11/15/33(a)(b)	150	149,779
Series 2017-SCH, Class BF, (1-mo. CME Term SOFR + 1.45%), 6.54%, 11/15/33(a)(b)	2,870	2,866,142
Series 2017-SCH, Class CL, (1-mo. CME Term SOFR + 1.55%), 6.64%, 11/15/32(a)(b)	970	967,935

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	47

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class DL, (1-mo. CME Term SOFR + 2.05%), 7.14%, 11/15/32(a)(b)	USD 1,930	$1,925,983
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 7.45%, 08/15/39(a)(b)	5,800	5,819,994
BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 05/15/57	7,430	7,908,936
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 5.45%, 11/25/35(a)(b)	1,262	1,226,700
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 5.42%, 01/25/36(a)(b)	2,625	2,519,550
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 5.55%, 01/25/36(a)(b)	40	38,205
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 5.64%, 01/25/36(a)(b)	106	100,926
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 5.51%, 04/25/36(a)(b)	139	132,088
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 5.39%, 07/25/36(a)(b)	452	439,956
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 5.34%, 10/25/36(a)(b)	183	177,459
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 5.42%, 10/25/36(a)(b)	127	123,941
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.31%, 12/25/36(a)(b)	784	756,320
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 5.37%, 03/25/37(a)(b)	616	588,897
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 1.61%), 6.47%, 10/25/37(a)(b)	3,034	1,770,003
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 6.47%, 12/25/37(a)(b)	1,608	1,418,984
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 2.61%), 7.47%, 04/25/38(a)(b)	1,127	1,121,111
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)	1,260	1,215,764
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(b)	640	521,839
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 6.02%, 03/15/37(a)(b)	881	832,545
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 6.27%, 03/15/37(a)(b)	1,166	1,066,890
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(b)	553	552,862
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(a)(b)	790	785,338
BDS LLC, Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 7.10%, 08/19/38(a)(b)	3,060	3,067,621
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 8.91%, 10/15/35(a)(b)	3,978	209,670
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 6.99%, 07/15/41(a)(b)	4,170	4,170,000
BHMS, Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 6.64%, 07/15/35(a)(b)	3,695	3,694,322

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2023- IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 03/15/40(a)(b)	USD 3,610	$3,600,993
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.86%, 02/15/57	1,468	1,545,826
Series 2024-5C6, Class A3, 5.32%, 09/15/57	570	586,822
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 8.49%, 06/15/41(a)(b)	2,636	2,596,454
BPR Trust
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 8.10%, 05/15/39(a)(b)	1,270	1,271,588
Series 2023-STON, Class A, 7.50%, 12/05/39(a)	1,145	1,207,455
BSST Mortgage Trust
Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 5.96%, 04/15/36(a)(b)	4,841	4,795,719
Series 2021-SSCP, Class B, (1-mo. CME Term SOFR + 1.21%), 6.31%, 04/15/36(a)(b)	3,597	3,530,023
Series 2021-SSCP, Class C, (1-mo. CME Term SOFR + 1.46%), 6.56%, 04/15/36(a)(b)	4,418	4,335,358
Series 2021-SSCP, Class D, (1-mo. CME Term SOFR + 1.71%), 6.81%, 04/15/36(a)(b)	4,138	4,038,189
Series 2021-SSCP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.31%, 04/15/36(a)(b)	3,519	3,400,089
Series 2021-SSCP, Class F, (1-mo. CME Term SOFR + 3.01%), 8.11%, 04/15/36(a)(b)	3,382	3,272,252
Series 2021-SSCP, Class G, (1-mo. CME Term SOFR + 3.91%), 9.01%, 04/15/36(a)(b)	3,806	3,641,993
Series 2021-SSCP, Class H, (1-mo. CME Term SOFR + 5.02%), 10.11%, 04/15/36(a)(b)	2,674	2,554,323
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)	1,962	1,909,546
Series 2013-1515, Class D, 3.63%, 03/10/33(a)	1,400	1,235,537
Series 2013-1515, Class E, 3.72%, 03/10/33(a)	250	216,882
Series 2013-1515, Class F, 4.06%, 03/10/33(a)(b)	250	213,132
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(b)	2,550	2,322,661
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(b)	3,862	3,559,964
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)	4,397	3,985,710
Series 2020-VKNG, Class A, (1-mo. CME Term SOFR + 1.04%), 6.14%, 10/15/37(a)(b)	444	443,236
Series 2020-VKNG, Class F, (1-mo. CME Term SOFR + 2.86%), 7.96%, 10/15/37(a)(b)	3,269	3,222,225

48	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 6.12%, 02/15/33(a)(b)	USD 14,244	$14,066,672
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 7.36%, 02/15/33(a)(b)	8,727	8,651,543
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 9.46%, 02/15/33(a)(b)	5,842	5,835,686
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 8.01%, 06/15/38(a)(b)	3,573	3,519,789
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 8.24%, 06/15/27(a)(b)	3,905	3,922,084
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 7.04%, 11/15/28(a)(b)	1,720	1,711,402
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.86%, 12/09/40(a)(b)	4,451	4,464,710
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 8.69%, 12/09/40(a)(b)	5,910	5,915,671
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 6.59%, 10/15/41(a)(b)	6,160	6,160,000
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 08/15/39(a)(b)	7,810	7,819,763
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 6.64%, 05/15/34(a)(b)	4,390	4,388,628
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 6.74%, 05/15/41(a)(b)	16,349	16,369,392
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 02/15/39(a)(b)	1,364	1,362,322
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 8.84%, 02/15/39(a)(b)	3,385	3,375,894
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 02/15/39(a)(b)	3,237	3,236,791
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 8.24%, 02/15/39(a)(b)	9,516	9,527,867
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 9.29%, 02/15/39(a)(b)	5,152	5,037,991
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 6.49%, 03/15/41(a)(b)	214	214,513
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	693	643,931
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)	8,267	7,610,327
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 6.11%, 10/15/36(a)(b)	402	399,739
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 6.01%, 02/15/36(a)(b)	4,964	4,940,720
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.01%, 02/15/36(a)(b)	964	955,863

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.51%), 7.61%, 02/15/36(a)(b)	USD 6,390	$6,170,967
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.51%), 7.61%, 02/15/36(a)(b)	4,055	3,916,258
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.11%), 8.21%, 02/15/36(a)(b)	1,244	1,179,746
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.11%), 8.21%, 02/15/36(a)(b)	4,206	3,988,209
Series 2021-MFM1, Class E, (1-mo. CME Term SOFR + 2.36%), 7.46%, 01/15/34(a)(b)	1,155	1,136,231
Series 2021-MFM1, Class F, (1-mo. CME Term SOFR + 3.11%), 8.21%, 01/15/34(a)(b)	1,785	1,752,400
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 9.14%, 06/15/36(a)(b)	1,482	1,353,062
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.26%, 08/15/39(a)(b)	19,620	19,619,549
Series 2022-GPA, Class B, (1-mo. CME Term SOFR + 2.66%), 7.76%, 08/15/41(a)(b)	609	608,510
Series 2022-GPA, Class D, (1-mo. CME Term SOFR + 4.06%), 9.16%, 08/15/43(a)(b)	3,097	3,087,823
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 6.10%, 01/15/39(a)(b)	5,143	5,110,856
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 7.10%, 01/15/39(a)(b)	2,890	2,855,681
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 5.95%, 01/15/39(a)(b)	1,547	1,534,431
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 6.38%, 01/15/39(a)(b)	673	666,691
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.79%, 05/15/38(a)(b)	8,160	8,190,600
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 9.48%, 05/15/38(a)(b)	461	465,034
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 04/15/41(a)(b)	5,774	5,768,236
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 7.79%, 04/15/41(a)(b)	2,246	2,247,076
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 8.79%, 04/15/41(a)(b)	3,624	3,593,933
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 6.64%, 06/15/37(a)(b)	15,530	15,525,147
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 7.19%, 03/15/41(a)(b)	3,750	3,761,719
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 9.54%, 03/15/41(a)(b)	8,022	7,992,802

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	49

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 10.49%, 03/15/41(a)(b)	USD 3,845	$3,842,017
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 6.59%, 07/15/29(a)(b)	18,600	18,600,000
Series 2024-VLT4, Class E, (1-mo. CME Term SOFR + 2.89%), 7.99%, 07/15/29(a)(b)	3,100	3,092,250
Series 2024-VLT4, Class F, (1-mo. CME Term SOFR + 3.94%), 9.03%, 07/15/29(a)(b)	7,980	7,900,185
BXP Trust
Series 2017-CC, Class D, 3.67%, 08/13/37(a)(b)	750	644,526
Series 2017-CC, Class E, 3.67%, 08/13/37(a)(b)	1,450	1,163,960
Series 2017-GM, Class D, 3.54%, 06/13/39(a)(b)	590	549,997
Series 2017-GM, Class E, 3.54%, 06/13/39(a)(b)	1,240	1,134,467
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(b)	2,010	1,475,556
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.99%, 07/15/41(a)(b)	3,350	3,352,094
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1-mo. CME Term SOFR + 2.05%), 7.14%, 12/15/37(a)(b)	3,619	3,613,977
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 6.04%, 05/22/34(a)(b)	EUR 7,964	8,838,354
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD 850	806,465
Series 2017-CD5, Class B, 3.96%, 08/15/50(b)	2,091	1,994,020
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)	597	556,878
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.72%, 09/15/38(a)(b)	9,482	9,499,608
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	410	405,469
CFK Trust, Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(b)	2,643	2,422,104
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 02/10/48	990	980,306
Series 2015-P1, Class D, 3.23%, 09/15/48(a) .	1,007	857,404
Series 2016-GC37, Class C, 5.08%, 04/10/49(b)	640	538,800
Series 2020-420K, Class E, 3.42%, 11/10/42(a)(b)	1,540	1,283,282
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 7.69%, 08/15/36(a)(b)	2,681	2,678,002
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 9.54%, 08/15/36(a)(b)	4,620	4,588,248

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2015-LC19, Class B, 3.83%, 02/10/48(b)	USD 512	$494,723
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(b)	630	506,994
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 6.92%, 06/15/41(a)(b)	8,360	8,326,038
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 7.67%, 06/15/41(a)(b)	2,509	2,495,671
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 9.57%, 06/15/41(a)(b)	3,312	3,295,721
CONE Trust
Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 6.74%, 08/15/41(a)(b)	3,280	3,280,000
Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 8.99%, 08/15/41(a)(b)	3,244	3,238,580
Credit Suisse Mortgage Capital Certificates, Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 8.54%, 02/15/25(a)(b)(g)	10,100	9,856,157
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.90%, 11/10/32(a)(b)	1,729	570,572
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 6.09%, 12/15/30(a)(b)	900	867,549
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)	850	705,796
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.23%), 10.32%, 10/15/37(a)(b)	2,484	2,279,121
Series 2020-NET, Class D, 3.83%, 08/15/37(a)(b)	710	679,448
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 6.36%, 11/15/38(a)(b)	641	635,191
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 6.71%, 11/15/38(a)(b)	1,150	1,138,859
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)	2,271	2,413,283
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class B, 4.46%, 11/15/48(b) .	2,410	2,363,230
Series 2018-CX12, Class C, 4.88%, 08/15/51(b)	570	519,985
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1-mo. CME Term SOFR + 1.08%), 6.17%, 06/15/33(a)(b)	2,890	2,564,875
Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 6.98%, 08/15/34(a)(b)	790	788,689
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(b)	2,584	2,634,745
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 6.84%, 04/15/37(a)(b)	705	698,611

50	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DC Trust
Series 2024-HLTN, Class A, 5.93%, 04/13/40(a)(b)	USD 830	$846,364
Series 2024-HLTN, Class F, 10.66%, 04/13/40(a)(b)	2,180	2,243,221
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49	1,430	1,393,862
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(b)	1,800	1,766,188
Series 2017-BRBK, Class E, 3.65%, 10/10/34(a)(b)	3,097	3,023,599
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)	920	893,518
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 6.60%, 03/15/34(a)(b)	4,850	4,846,969
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 9.10%, 03/15/34(a)(b)	13,906	13,916,498
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(b)	4,860	4,969,888
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(b)	4,860	4,969,888
Series 2024-ELM, Class E10, 8.05%, 06/10/39(a)(b)	6,375	6,504,482
ELP Commercial Mortgage Trust, Series 2021- ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 8.33%, 11/15/38(a)(b)	2,485	2,418,233
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)	1,697	1,737,318
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 7.46%, 07/15/38(a)(b)	3,193	3,198,748
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 8.06%, 07/15/38(a)(b)	6,005	6,004,687
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 8.91%, 07/15/38(a)(b)	15,315	15,305,544
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 10/10/29(a)(b)(d)	3,188	3,179,315
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.72%, 10/25/27(a)(b)	1,190	1,103,562
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(b)	120	118,106
Series 2018-K80, Class B, 4.38%, 08/25/50(a)(b)	1,043	1,021,689
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 7.99%, 10/19/39(a)(b)	4,864	4,884,250
GCT Commercial Mortgage Trust, Series 2021- GCT, Class D, (1-mo. CME Term SOFR + 2.46%), 7.56%, 02/15/38(a)(b)	440	26,178
Grace Trust, Series 2020-GRCE, Class E, 2.77%, 12/10/40(a)(b)	1,489	1,164,078
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 6.64%, 03/15/39(a)(b)	2,970	2,963,503
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class A, 5.37%, 05/03/32(a)	2,750	2,721,988

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2014-GC20, Class B, 4.53%, 04/10/47(b)	USD 32	$30,906
Series 2015-590M, Class E, 3.93%, 10/10/35(a)(b)	1,100	952,097
Series 2015-GC32, Class C, 4.55%, 07/10/48(b)	1,049	1,013,380
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)	1,943	1,660,879
Series 2017-SLP, Class C, 3.92%, 10/10/32(a)	310	307,191
Series 2019-GSA1, Class C, 3.93%, 11/10/52(b)	260	224,117
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 6.10%, 11/15/36(a)(b)	3,134	3,107,557
Series 2022-AGSS, Class A, (1-mo. CME Term SOFR + 2.69%), 7.79%, 11/15/27(a)(b)	7,870	7,882,342
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.29%, 08/15/39(a)(b)	5,160	5,161,613
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.19%, 03/15/28(a)(b)	5,374	5,384,076
Series 2023-SHIP, Class E, 7.68%, 09/10/38(a)(b)	16,757	16,928,763
Series 2024-RVR, Class E, 7.72%, 08/10/29(a)(b)	1,802	1,800,480
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 05/15/41(a)(b)	18,775	18,775,000
HIG RCP LLC, Series 2023-FL1, Class A, (1- mo. CME Term SOFR + 2.27%), 7.37%, 09/19/38(a)(b)	3,354	3,360,290
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 10/15/41(a)(b)(d)	3,330	3,321,395
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 10/15/41(a)(b)(d)	1,260	1,256,777
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 6.64%, 05/15/37(a)(b)	5,375	5,364,922
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 8.29%, 05/15/37(a)(b)	6,057	5,973,716
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 7.49%, 07/09/25(a)(b)	1,124	1,127,012
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 6.74%, 06/15/41(a)(b)	3,176	3,170,045
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)	2,060	1,520,538
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 6.36%, 10/15/36(a)(b)	7,608	7,373,365
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 6.07%, 05/10/39(a)(b)	1,790	1,829,421
Series 2024-T53, Class E, 10.60%, 05/10/39(a)(b)	4,965	5,143,802
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A, 3.23%, 07/10/39(a)	195	180,323
Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)	2,975	2,237,135

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	51

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
ILPT Commercial Mortgage Trust, Series 2022- LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.34%, 10/15/39(a)(b)	USD	8,682	$8,673,661
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	679,812
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,548,858
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 7.59%, 08/15/39(a)(b)		5,685	5,699,213
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.29%, 12/15/48(a)(b)		785	694,670
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	189,435
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.31%), 8.41%, 04/15/38(a)(b)		2,750	2,724,219
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, 2.95%, 09/06/38(a)(b)		3,688	3,482,151
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,664,386
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 6.35%, 06/15/35(a)(b)		959	836,249
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,597,367
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.30%, 07/15/36(a)(b)		2,460	2,400,552
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 8.23%, 10/15/33(a)(b)		1,600	1,271,520
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 6.26%, 04/15/38(a)(b)		1,062	1,059,741
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 7.91%, 04/15/38(a)(b)		10,005	9,954,975
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 8.64%, 04/15/37(a)(b)		4,888	4,171,226
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.28%, 09/15/39(a)(b)		9,160	9,160,169
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		3,034	2,321,009
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)(b)		2,310	2,366,697
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 6.70%, 06/15/39(a)(b)		3,715	3,708,044
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 8.27%, 06/15/39(a)(b)		2,148	2,148,816
KSL Commercial Mortgage Trust
Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.39%, 12/15/36(a)(b)		6,423	6,439,058
Series 2023-HT, Class D, (1-mo. CME Term SOFR + 4.29%), 9.38%, 12/15/36(a)(b)		19,018	19,065,545

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 10/15/41(a)(b)	USD	3,260	$3,257,963
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 7.74%, 10/15/41(a)(b)		825	825,000
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 6.69%, 06/15/26(a)(b)		12,850	12,850,000
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 9.53%, 06/15/26(a)(b)		1,058	1,055,019
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 5.42%, 09/25/36(a)(b)		1,095	1,039,368
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.79%, 08/15/40(a)(b)		2,294	2,304,095
MCR Mortgage Trust
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 6.86%, 02/15/37(a)(b)		296	294,526
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 9.75%, 02/15/37(a)(b)		2,587	2,583,153
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		3,570	3,652,833
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		3,008	3,066,387
MF1, Series 2021-W10, Class G, (1-mo. CME Term SOFR + 4.22%), 9.32%, 12/15/34(a)(b)		1,005	951,414
MF1 LLC, Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 6.70%, 03/19/39(a)(b)		1,770	1,770,549
MFT Trust, Series 2020-ABC, Class C, 3.59%, 02/10/42(a)(b)		1,773	1,012,229
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 6.01%, 04/15/38(a)(b)		216	214,648
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 7.31%, 04/15/38(a)(b)		3,880	3,857,981
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 7.81%, 04/15/38(a)(b)		494	490,929
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 7.96%, 07/15/38(a)(b)		2,100	2,082,938
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		3,432	3,628,069
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.67%, 10/15/48(b)		2,910	2,792,929
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. CME Term SOFR + 4.65%), 9.74%, 11/15/34(a)(b)		1,413	1,400,785
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 12.29%, 11/15/34(a)(b)		1,612	1,600,194
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(b)		2,730	1,732,375
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		630	479,237

52	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)	USD	3,230	$3,133,471
MSDB Trust, Series 2017-712F, Class B, 3.57%, 07/11/39(a)(b)		1,650	1,435,368
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(b)		973	1,071,728
MTN Commercial Mortgage Trust, Series 2022- LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 6.50%, 03/15/39(a)(b)		1,330	1,320,856
Natixis Commercial Mortgage Securities Trust
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,071,568
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,355,298
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(b)		2,430	2,577,122
NYC Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 7.09%, 08/15/29(a)(b)		831	834,650
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 8.94%, 08/15/29(a)(b)		2,195	2,205,975
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a)(b)		2,910	2,102,781
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,888	1,679,633
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,754	1,497,975
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 6.16%, 01/15/36(a)(b)		1,815	1,733,325
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 6.46%, 01/15/36(a)(b)		2,857	2,664,153
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 6.71%, 01/15/36(a)(b)		2,345	2,180,850
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 7.96%, 01/15/36(a)(b)		960	813,600
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.19%, 10/15/28(a)(b)		5,043	5,090,615
PFP Ltd., Series 2022-9, Class A, (1-mo. CME Term SOFR + 2.27%), 7.37%, 08/19/35(a)(b)		2,475	2,483,131
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 6.99%, 06/15/39(a)(b)		2,559	2,548,604
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 7.41%, 10/25/39(a)(b)		7,011	7,038,989
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 7.32%, 06/25/37(a)(b)		908	911,020
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 7.23%, 10/25/39(a)(b)		3,226	3,237,600

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 7.35%, 01/19/37(a)(b)	USD	9,295	$9,289,191
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class D, 3.59%, 09/15/39(a)(b)		2,200	1,848,297
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(b)		1,792	1,466,788
SHER Trust, Series 2024-DAL, Class A, (1-mo. CME Term SOFR + 1.64%), 6.74%, 04/15/37(a)(b)		2,836	2,818,275
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 10/15/41(a)(b)(d)		9,388	9,388,000
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 10/15/41(a)(b)(d)		3,784	3,784,000
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 10/15/41(a)(b)(d)		2,555	2,555,000
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 7.84%, 11/15/38(a)(b)		5,167	5,131,722
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 7.83%, 11/15/36(a)(b)		4,101	4,065,414
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.28%, 05/15/37(a)(b)		12,494	12,525,235
THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, 12/10/34(a)(b)		2,019	2,095,675
TPGI Trust, Series 2021-DGWD, Class E, (1- mo. CME Term SOFR + 2.46%), 7.56%, 06/15/26(a)(b)		641	636,633
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(b)		2,230	2,358,060
UBS Commercial Mortgage Trust, Series 2017- C7, Class A4, 3.68%, 12/15/50		880	856,491
UK Logistics DAC, Series 2024-1X, Class A, (1-day SONIA + 1.65%), 6.63%, 05/17/34(b)(f).	GBP	1,165	1,562,202
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(b)	USD	212	192,516
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(b)		128	114,447
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		109	100,377
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		3,025	2,788,044
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(b)		543	472,045
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(b)		651	563,893
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		9,281	8,298,499
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		989	772,683
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		676	530,295
Series 2022-2, Class M3, 5.79%, 04/25/52(a)(b)		2,065	1,912,517
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		886	884,816
Series 2022-4, Class M3, 7.53%, 08/25/52(a)(b)		624	606,223

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	53

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2022-4, Class M4, 7.53%, 08/25/52(a)(b)	USD	1,147	$1,079,760
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		3,047	3,075,200
Series 2023-2, Class M1, 7.03%, 05/25/53(a)(b)		1,822	1,849,673
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		7,025	7,154,992
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		632	645,452
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		734	756,532
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(a)(b)		3,390	3,212,781
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME Term SOFR + 1.53%), 6.62%, 01/15/59(b)		2,724	2,701,506
Series 2016-C34, Class A3FL, (1-mo. CME Term SOFR + 1.15%), 6.24%, 06/15/49(a)(b)		1,830	1,800,335
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(b)		1,253	1,129,730
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(b)		1,680	1,632,216
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		514	422,778
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		2,829	2,849,169
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		4,292	4,431,741
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		2,732	2,785,559
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		1,160	1,187,359
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(b)		770	744,530
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 7.89%, 11/15/27(a)(b)		6,274	6,293,606
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 8.53%, 11/15/27(a)(b)		2,500	2,507,031

			1,048,468,692

Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)(e)		100,829	3,763,418
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		56,403	819,000
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		42,325	2,165,790
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)(e)		46,719	2,062,419
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(b)		49,304	1,391,773
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(b)		5,294	149,448
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(b)		95,297	978,392

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)	USD	25,646	$730,742
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		15,072	291,068
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		6,756	302,199
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		2,792	79,564
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		50,267	740,905
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.76%, 07/25/56(a)(b)		2,688	312,981
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.18%, 02/25/38(a)(b)		11,719	2,636,947

			16,424,646

Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(a)(b)		13,000	56,684
BANK, Series 2019-BN20, Class XB, 0.47%, 09/15/62(b)		39,279	642,306
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.73%, 02/15/50(b)		11,850	147,753
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 1.03%, 08/10/35(a)(b)		15,583	297,017
Series 2020-C7, Class XB, 1.10%, 04/15/53(b)		1,596	78,603
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.18%, 03/15/52(b)		12,672	458,628
Series 2020-B17, Class XB, 0.65%, 03/15/53(b)		7,100	150,260
Series 2021-B23, Class XA, 1.37%, 02/15/54(b)		27,238	1,500,398
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.95%, 06/15/56(b)		14,302	711,589
BX Trust, Series 2022-GPA, Class XCP, 0.00%, 08/15/23(a)(b)(e)		107,548	3,151
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.85%, 01/10/48(a)(b)		5,497	94,919
Series 2016-C4, Class XB, 0.85%, 05/10/58(b)		5,810	54,167
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.91%, 11/10/42(a)(b)		46,500	1,959,552
Commercial Mortgage Pass-Through Certificates
Series 2015-3BP, Class XA, 0.17%, 02/10/35(a)(b)		150,000	1,500
Series 2015-CR25, Class XA, 0.93%, 08/10/48(b)		3,980	15,452
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(b)		3,200	169,408
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XB, 0.32%, 11/15/50(b)		12,490	98,275

54	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.70%, 06/15/52(b)	USD	29,670	$1,672,543
Series 2019-C17, Class XA, 1.46%, 09/15/52(b)		9,529	479,373
Series 2019-C17, Class XB, 0.68%, 09/15/52(b)		19,090	440,315
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(a)(b)		21,535	268,882
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		5,780	130,431
ELM Trust
Series 2024-ELM, Class XP10, 0.24%, 06/10/39(a)(b)		51,484	194,151
Series 2024-ELM, Class XP15, 1.61%, 06/10/39(a)(b)		46,635	1,165,814
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		152,854	482,592
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class X1, 0.40%, 05/03/32(a)(b)		21,000	17,375
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.93%, 11/10/52(b)		7,721	258,891
Series 2020-GSA2, Class XA, 1.82%, 12/12/53(a)(b)		18,277	1,390,880
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.54%, 09/15/47(b)		201	2
Series 2014-C23, Class XA, 0.63%, 09/15/47(b)		4,000	40
Series 2015-C29, Class XA, 0.67%, 05/15/48(b)		1,275	2,623
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		4,940	64,203
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.86%, 04/15/46(b)		4,570	82
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		13,040	153,839
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.31%, 02/15/36(a)(b)		3,530	112,094
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.99%, 03/10/50(a)(b)		2,396	34,905
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		16,557	309,131
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.40%, 12/15/47(a)(b)		4,370	49,458
Series 2015-C26, Class XD, 1.45%, 10/15/48(a)(b)		4,490	50,650
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.75%, 03/15/49(a)(b)		13,984	266,327
Series 2017-H1, Class XD, 2.30%, 06/15/50(a)(b)		3,293	162,934
Series 2019-H6, Class XB, 0.86%, 06/15/52(b)		23,510	678,668

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust Series 2019-L2, Class XA, 1.17%, 03/15/52(b)	USD	8,305	$301,284
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(b)		56,244	3,607,856
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(b)		36,697	315,825
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)(e)		44,225	138,291
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(b)		8,845	23,183
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.58%, 10/15/52(b)		30,546	1,731,415
Series 2019-C18, Class XA, 1.13%, 12/15/52(b)		34,070	1,216,374
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.15%, 12/15/48(b)		2,091	15,071
Series 2016-BNK1, Class XD, 1.38%, 08/15/49(a)(b)		4,420	84,330
Series 2019-C50, Class XA, 1.57%, 05/15/52(b)		21,394	1,003,590
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(b)		33,871	334,906

			23,597,990

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(e)		1,508	221,787

Total Non-Agency Mortgage-Backed Securities — 10.1% (Cost: $2,088,618,884)			2,024,971,149

Preferred Securities

Capital Trusts — 0.0%

Banks — 0.0%
Bangkok Bank PCL, 5.00%(f)(p)		500	494,000
Barclays PLC, 4.38%(p)		462	413,518
BNP Paribas SA, 4.63%(a)(p)		462	437,803
Citigroup, Inc., Series Y, 4.15%(p)		433	415,746
Emirates NBD Bank PJSC, 6.13%(f)(p)		425	422,875
JPMorgan Chase & Co., Series KK, 3.65%(p)		433	418,902
Krung Thai Bank PCL, 4.40%(f)(p)		500	489,687
Rizal Commercial Banking Corp., 6.50%(f)(p)		500	497,969

			3,590,500

Capital Markets — 0.0%
UBS Group AG
4.88%(a)(p)		483	462,190
9.25%(a)(p)		1,875	2,211,251

			2,673,441

Electric Utilities — 0.0%
AES Andes SA, 8.15%, 06/10/55(a)		1,269	1,311,435

Media — 0.0%
Paramount Global, 6.38%, 03/30/62		1,698	1,570,627

Multi-Utilities — 0.0%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54		2,419	2,641,130

Total Capital Trusts — 0.0%			11,787,133

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Preferred Stocks — 0.3%

Financial Services — 0.0%
SCI PH, Inc. (Acquired 02/10/23, cost $1,875,000)(g)(i)		1,875	$1,881,769

Household Durables — 0.1%
Dream Finders Homes, Inc.(g)		15,124	14,859,330
Lessen Holdings, Inc., Series C(g)		143,367	622,213

			15,481,543

Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc.(g)		3,271,821	1,060,724

Software — 0.1%
Versa Networks, Inc. (Acquired 10/14/22, cost $12,017,972)(g)(i)		4,118,274	19,850,081

Specialty Retail — 0.1%
Davidson Homes(g)		18,658	17,471,724

Textiles, Apparel & Luxury Goods — 0.0%
Cap Hill Brands(g)		2,670,520	560,809

Total Preferred Stocks — 0.3%			56,306,650

Total Preferred Securities — 0.3% (Cost: $65,430,642)			68,093,783

	Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,677,906

Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2003-W5, Class A, (1-mo. LIBOR US + 0.11%), 5.51%, 04/25/33(b)		1	803
Freddie Mac, Series 2015-HQ2, Class B, (SOFR (30-day) + 8.06%), 13.35%, 05/25/25(b)		507	527,565

			528,368

Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		179	179,296
Freddie Mac, Series KJ48, Class A2, 5.03%, 10/25/31		2,327	2,414,287
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		1,374	1,341,789
Series 2023-119, Class AD, 2.25%, 04/16/65		2,545	2,106,078
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		1,121	1,032,154

			7,073,604

Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50		5,153	1,088,114
Series 2021-50, Class IO, 4.00%, 08/25/51		7,533	1,473,867
Series 427, Class C71, 3.00%, 10/25/49		25,757	4,271,001
Series 437, Class C11, 3.00%, 07/25/52		31,942	5,483,244
Freddie Mac
Series 5081, Class AI, 3.50%, 03/25/51		4,579	858,569
Series 5112, Class KI, 3.50%, 06/25/51		20,897	3,934,392
Series 5127, Class AI, 3.00%, 06/25/51		7,520	1,270,855
Ginnie Mae
Series 2020-146, Class DI, 2.50%, 10/20/50 .		4,798	633,999
Series 2020-175, Class DI, 2.50%, 11/20/50 .		1,695	235,540

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae
Series 2020-185, Class MI, 2.50%, 12/20/50	USD	6,041	$872,422
Series 2021-58, Class IY, 3.00%, 02/20/51		38,794	6,229,489
Series 2021-67, Class QI, 3.00%, 04/20/51		3,515	564,471
Series 2021-76, Class JI, 3.00%, 08/20/50		3,611	579,073
Series 2021-78, Class IP, 3.00%, 05/20/51		36,089	5,818,294
Series 2021-83, Class PI, 3.00%, 05/20/51		9,293	1,480,876
Series 2021-96, Class MI, 3.00%, 06/20/51		6,303	1,012,440
Series 2021-97, Class LI, 3.00%, 08/20/50		46,462	7,463,446
Series 2022-78, Class IO, 3.00%, 08/20/51		7,865	1,273,581
Series 2022-85, Class IK, 3.00%, 05/20/51		23,002	3,668,474

			48,212,147

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.12%, 10/25/30(b)		13,615	661,866
Series KL06, Class XFX, 1.47%, 12/25/29(b)		6,710	317,949
Series KW09, Class X1, 0.94%, 05/25/29(b)		35,907	979,499
Ginnie Mae
Series 2013-30, Class IO, 0.52%, 09/16/53(b)		2,656	38,144
Series 2016-36, Class IO, 0.66%, 08/16/57(b)		590	16,779
Series 2016-96, Class IO, 0.77%, 12/16/57(b)		3,131	118,581

			2,132,818

Mortgage-Backed Securities — 35.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51		232,297	193,059,895
2.00%, 10/01/31 - 03/01/52		653,968	555,186,008
2.50%, 09/01/27 - 02/01/52		459,701	408,065,735
3.00%, 04/01/28 - 05/01/52		140,016	130,228,951
3.50%, 08/01/28 - 01/01/51		229,212	216,587,676
4.00%, 08/01/31 - 04/01/52		122,955	119,958,553
4.50%, 02/01/25 - 07/01/52		131,179	131,769,368
5.00%, 11/01/32 - 04/01/53		58,684	59,304,374
5.50%, 12/01/32 - 06/01/53		159,739	161,961,631
5.81%, 06/01/31		5,495	5,791,007
6.00%, 02/01/34 - 03/01/54		113,681	116,982,104
6.50%, 05/01/40 - 09/01/54		160,857	166,416,663
7.50%, 12/01/53 - 01/01/54		5,543	5,891,970
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		38,707	32,976,275
2.00%, 09/01/35 - 02/01/52(s)		578,050	488,723,576
2.50%, 04/01/27 - 04/01/52		285,349	251,013,603
3.00%, 09/01/27 - 08/01/52		254,573	233,086,911
3.50%, 02/01/31 - 06/01/50		75,486	72,398,010
4.00%, 08/01/40 - 06/01/52		109,601	107,281,935
4.50%, 02/01/39 - 08/01/52		77,034	76,889,076
5.00%, 07/01/35 - 02/01/53		55,689	56,098,524
5.50%, 02/01/35 - 08/01/53		47,861	48,631,996
6.00%, 11/01/52 - 06/01/53		48,122	49,396,260
6.50%, 10/01/53 - 09/01/54		55,660	57,797,877
7.50%, 12/01/53 - 01/01/54		2,513	2,672,653
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 10/15/54(t)		237,965	201,871,706
2.50%, 04/20/51 - 10/15/54(t)		240,332	211,813,122
3.00%, 12/20/44 - 10/15/54(t)		175,348	160,111,270
3.50%, 01/15/42 - 10/15/54(t)		130,230	122,786,937
4.00%, 04/20/39 - 10/15/54(t)		90,868	88,150,464
4.50%, 12/20/39 - 10/15/54(t)		84,318	83,391,624
5.00%, 04/15/33 - 10/15/54(t)		89,715	89,921,282
5.50%, 10/15/54(t)		98,463	99,411,166

56	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities 6.00%, 10/15/54(t)	USD	151,656	$154,177,587
6.50%, 10/15/54(t)		102,346	104,676,373
Uniform Mortgage-Backed Securities
2.00%, 10/01/39 - 10/01/54(t)		39,891	36,019,665
2.50%, 10/01/39 - 10/01/54(t)		90,399	79,371,592
3.00%, 10/01/39 - 10/01/54(t)		104,716	94,265,852
3.50%, 10/01/39 - 10/01/54(t)		451,319	420,257,081
4.00%, 10/01/39 - 10/01/54(t)		45,435	43,771,939
4.50%, 10/01/39 - 10/01/54(t)		519,139	510,771,533
5.00%, 10/01/54(t)		502,064	501,756,585
5.50%, 10/01/54(t)		195,897	198,165,854
6.00%, 10/01/54(t)		54,708	55,912,983
6.50%, 10/01/54(t)		85,295	87,930,129

			7,092,705,375

Total U.S. Government Sponsored Agency Securities — 35.5% (Cost: $7,393,479,908)			7,152,330,218

U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39 - 02/15/44		105,609	111,524,586
4.63%, 02/15/40 - 05/15/44(s)(u)		297,169	315,084,737
1.13%, 05/15/40 - 08/15/40		15,456	10,166,848
4.38%, 05/15/40 - 05/15/41		62,107	64,871,080
3.88%, 08/15/40 - 02/15/43(u)		121,626	117,521,579
1.38%, 11/15/40 - 08/15/50		36,878	21,300,585
4.25%, 11/15/40		34,584	35,607,805
1.88%, 02/15/41 - 11/15/51		123,310	83,222,901
4.75%, 02/15/41		29,756	32,413,736
2.00%, 11/15/41 - 08/15/51		56,223	38,681,699
2.38%, 02/15/42 - 05/15/51		76,242	55,832,479
3.00%, 05/15/42 - 08/15/52		349,877	284,745,271
2.88%, 05/15/43 - 05/15/49		95,189	77,839,351
3.63%, 08/15/43 - 05/15/53		166,070	151,696,475
3.75%, 11/15/43		38,288	36,020,632
3.13%, 08/15/44 - 05/15/48		67,606	57,006,200
2.50%, 02/15/45		87,717	67,041,829
2.75%, 11/15/47		88,165	68,644,718
2.25%, 08/15/49 - 02/15/52		79,746	54,893,237
1.63%, 11/15/50		59,060	34,739,512
4.13%, 08/15/53		87,101	86,737,044
U.S. Treasury Notes
2.88%, 06/15/25 - 05/15/32		63,443	62,650,252
5.00%, 08/31/25 - 09/30/25		160,315	161,772,290
4.50%, 11/15/25 - 07/15/26		161,046	162,698,147
4.00%, 12/15/25 - 02/15/34		273,978	277,159,772
4.63%, 03/15/26 - 04/30/31		127,034	129,957,957
1.63%, 11/30/26 - 05/15/31		93,803	83,603,689
0.50%, 04/30/27 - 08/31/27		225,062	206,988,721
2.38%, 05/15/27 - 03/31/29		45,746	43,799,725
2.25%, 08/15/27		17,186	16,566,364
0.38%, 09/30/27		38,219	34,776,304
3.88%, 11/30/27 - 12/31/29		206,330	208,694,474
3.63%, 03/31/28		90,243	90,426,406
1.25%, 05/31/28 - 08/15/31(u)		336,854	299,302,316
3.13%, 11/15/28		5,555	5,458,221
3.25%, 06/30/29		77,449	76,333,138
1.50%, 02/15/30		26,900	24,154,309

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
3.75%, 05/31/30	USD	76,967	$77,475,102
4.88%, 10/31/30		27,922	29,802,265

Total U.S. Treasury Obligations — 18.9% (Cost: $3,902,934,059)			3,797,211,756

	Shares

Warrants(h)

Automobile Components — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)		16,026	13,285

Automobiles — 0.0%
Lightning eMotors, Inc. (Issued/Exercisable 03/03/22, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)		216,261	22

Banks — 0.0%
New York Community Bancorp, Inc. (Issued/Exercisable 03/06/24, 1 Share for 1 Warrant, Expires 03/11/31, Strike Price USD 11.50) (Acquired 03/07/24, cost $0)(i)		948	2,234,151

Capital Markets — 0.0%
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(g)		214,560	8,261
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(g)		128,396	1

			8,262

Financial Services — 0.0%
Rotor Acquisition Corp. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)		72,998	2,190

Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc. (Issued/Exercisable 06/07/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 11.50)(g)		26,448	124,041

Machinery — 0.0%
Palladyne AI Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)		267,474	8,024

Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc. (Issued/Exercisable 01/25/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 11.50)(g)		3,390,177	413,941

Passenger Airlines — 0.0%
Volato Group, Inc. (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/03/21, cost $73,612)(i)		73,612	1,332

Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/23/21, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)		111,610	335

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	57

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 0.0%
Latch, Inc. (Issued/Exercisable 11/13/21, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(g)	49,166	$—
Versa Networks, Inc. (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 11.50) (Acquired 10/14/22, cost $0)(g)(i)	507,586	2,070,951

		2,070,951

Specialty Retail — 0.0%
Davidson Homes (Issued/Exercisable 03/21/24, 1 Share for 1 Warrant, Expires 05/16/34, Strike Price USD 8.47)(g)	129,494	1,423,139
EVgo, Inc. (Issued/Exercisable 10/02/21, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	75,790	24,435

		1,447,574

Trading Companies & Distributors — 0.0%
Lavoro Ltd. (Issued/Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)	79,561	22,675

Total Warrants — 0.0% (Cost: $1,433,474)		6,346,783

Total Long-Term Investments — 108.4% (Cost: $22,231,111,121)		21,820,524,147

	Shares

Short-Term Securities

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(r)(v)(w)	11,641,093	11,651,570
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(r)(v)	1,075,080,828	1,075,080,828

Total Short-Term Securities — 5.4% (Cost: $1,086,731,703)		1,086,732,398

Options Purchased — 0.2% (Cost: $26,011,506)		35,848,887

Total Investments Before Options Written and TBA Sale Commitments — 114.0% (Cost: $23,343,854,330)		22,943,105,432

	Par (000)

TBA Sale Commitments(t)

Mortgage-Backed Securities — (9.8)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/15/54	USD (3,263)	(2,766,154)
2.50%, 10/15/54	(3,057)	(2,693,864)
3.00%, 10/15/54	(2,175)	(1,983,156)
3.50%, 10/15/54	(2,100)	(1,972,842)
4.00%, 10/15/54	(1,275)	(1,232,628)
4.50%, 10/15/54	(1,407)	(1,389,221)
5.00%, 10/15/54	(1,496)	(1,498,395)
5.50%, 10/15/54	(1,866)	(1,883,969)
6.00%, 10/15/54	(74,246)	(75,503,891)
6.50%, 10/15/54	(51,126)	(52,308,804)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50%, 10/01/39	USD (7,425)	$(6,625,950)
2.00%, 10/01/39 - 10/01/54	(48,032)	(40,009,483)
2.50%, 10/01/39 - 10/01/54	(8,502)	(7,409,393)
3.00%, 10/01/39 - 10/01/54	(4,890)	(4,411,826)
3.50%, 10/01/39 - 10/01/54	(229,542)	(213,807,634)
4.00%, 10/01/39 - 10/01/54	(20,118)	(19,322,706)
4.50%, 10/01/39 - 10/01/54	(1,224,935)	(1,204,294,293)
5.00%, 10/01/54	(167,667)	(167,555,659)
5.50%, 10/01/54	(2,199)	(2,224,463)
6.00%, 10/01/54	(9,675)	(9,888,130)
6.50%, 10/01/54	(148,866)	(153,430,246)

Total TBA Sale Commitments — (9.8)% (Proceeds: $(1,979,372,924))		(1,972,212,707)

Options Written — (0.3)% (Premiums Received: $(38,544,200))		(51,884,307)

Total Investments Net of Options Written and TBA Sale Commitments — 103.9% (Cost: $21,325,937,206)		20,919,008,418

Liabilities in Excess of Other Assets — (3.9)%		(791,700,929)

Net Assets — 100.0%		$20,127,307,489

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	When-issued security.

(e)	Zero-coupon bond.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(h)	Non-income producing security.

(i)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $65,703,887, representing 0.3% of its net assets as of period end, and an original cost of $51,052,037.

(j)	All or a portion of this security is on loan.

(k)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

(l)	Investment does not issue shares.

(m)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(n)	Convertible security.

(o)	Issuer filed for bankruptcy and/or is in default.

(p)	Perpetual security with no stated maturity date.

(q)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(r)	Affiliate of the Fund.

(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

(t)	Represents or includes a TBA transaction.

(u)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(v)	Annualized 7-day yield as of period end.

(w)	All or a portion of this security was purchased with the cash collateral from loaned securities.

58	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Par/Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997- R2, Class AP	$—	(a)	$—		$(2,004)		$—	$2,004	$—	$830	$14		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	—		11,648,611	(b)	—		2,264	695	11,651,570	11,641,093	16,548	(c)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	923,558,671	(a)	151,522,157	(b)	—		—	—	1,075,080,828	1,075,080,828	28,543,060		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,382,780	(a)	713,062,167		(732,470,459)		(1,174,423)	1,287,311	5,087,376	45,029	1,376,342		—
iShares iBoxx High Yield Corporate Bond ETF(d)	—		134,027,124		(135,809,925)		1,782,801	—	—	—	—		—
iShares Russell 2000 ETF(d)	—		36,682,243		(37,687,829)		1,005,586	—	—	—	—		—
iShares U.S. Real Estate ETF(d)	—		37,025,484		(38,468,533)		1,443,049	—	—	—	—		—
SL Liquidity Series, LLC, Money Market Series(d)	28,716,016	(a)	—		(28,713,893	)(b)	2,206	(4,329)	—	—	144,609	(c)	—

							$3,061,483	$1,285,681	$1,091,819,774		$30,080,573		$—

(a)	Represents value held by the Master Total Return Portfolio (the “Master Portfolio”) as of September 30, 2023.
(b)	Represents net amount purchased (sold) by the Fund and the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	59

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
3-month SONIA Index	78	03/18/25	$24,900	$30,863
3-month SONIA Index	186	09/16/25	59,859	(29,017)
Australian 10-Year Bonds	1,667	12/16/24	134,144	(1,620,754)
CBOE Volatility Index	560	10/16/24	10,552	69,878
CBOE Volatility Index	10	11/20/24	181	(13,300)
ECX Emission[1]	28	12/16/24	2,043	(89,648)
Euro-Bund	844	12/06/24	126,757	(10,953)
U.S. Treasury Bonds (30 Year)	4,659	12/19/24	578,590	(2,984,442)
U.S. Treasury Notes (10 Year)	6,048	12/19/24	691,173	866,500
U.S. Treasury Notes (2 Year)	2,287	12/31/24	476,250	(739,792)
U.S. Treasury Notes (5 Year)	17,942	12/31/24	1,971,517	2,850,373
U.S. Ultra Treasury Notes (10 Year)	35	12/19/24	4,140	(5,210)

				(1,675,502)

Short Contracts
Euro-Buxl	632	12/06/24	95,874	4,207
Japanese Government Bonds (10 Year)	26	12/13/24	26,167	30,693
U.S. Ultra Treasury Bonds	357	12/19/24	47,514	13,449
E-Mini Russell 2000 Index	60	12/20/24	6,748	(37,352)
Euro STOXX 50 Index	273	12/20/24	15,286	(511,745)
S&P 500 E-Mini Index	12	12/20/24	3,489	(10,904)
3-month SOFR	3,539	03/17/26	858,208	(215,729)

				(727,381)

				$(2,402,883)

[1]	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	360,756	USD	388,958	Commonwealth Bank of Australia	10/01/24	$12,636
EUR	143,553	USD	157,650	Goldman Sachs International	10/01/24	2,153
EUR	184,160	USD	202,245	Goldman Sachs International	10/01/24	2,762
EUR	237,480	USD	260,802	Goldman Sachs International	10/01/24	3,561
BRL	8,543,557	USD	1,517,000	Bank of America N.A.	10/02/24	50,914
BRL	5,587,820	USD	1,007,000	Bank of America N.A.	10/02/24	18,477
BRL	23,955,120	USD	4,187,958	Bank of New York Mellon	10/02/24	208,286
BRL	8,337,141	USD	1,503,000	Barclays Bank PLC	10/02/24	27,032
BRL	5,080,372	USD	922,000	BNP Paribas S.A.	10/02/24	10,350
BRL	11,250,284	USD	1,988,000	BNP Paribas S.A.	10/02/24	76,652
BRL	5,679,394	USD	1,011,000	Goldman Sachs International	10/02/24	31,282
BRL	5,602,948	USD	1,007,000	Goldman Sachs International	10/02/24	21,253
BRL	8,640,593	USD	1,576,000	Goldman Sachs International	10/02/24	9,722
BRL	11,299,620	USD	1,992,000	HSBC Bank PLC	10/02/24	81,707
BRL	8,417,534	USD	1,493,000	HSBC Bank PLC	10/02/24	51,786
BRL	18,573,149	USD	3,364,000	TD Securities, Inc.	10/02/24	44,545
USD	999,000	BRL	5,429,992	Bank of America N.A.	10/02/24	2,488
USD	2,613,000	BRL	14,175,525	Bank of America N.A.	10/02/24	11,507
USD	1,499,000	BRL	8,147,620	Barclays Bank PLC	10/02/24	3,749
USD	2,248,000	BRL	12,210,012	Citibank N.A.	10/02/24	7,218
USD	989,000	BRL	5,356,384	Goldman Sachs International	10/02/24	5,996
USD	4,712,235	BRL	23,955,120	Morgan Stanley & Co. International PLC	10/02/24	315,991
EUR	106,453	USD	116,723	Barclays Bank PLC	10/17/24	1,865
EUR	175,881	USD	192,702	Deutsche Bank AG	10/17/24	3,227

60	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	578,802	USD	634,158	Deutsche Bank AG	10/17/24	$10,621
EUR	80,507	USD	88,206	Deutsche Bank AG	10/17/24	1,477
EUR	178,684	USD	195,773	Deutsche Bank AG	10/17/24	3,279
TRY	35,655,748	USD	951,000	BNP Paribas S.A.	10/23/24	65,908
USD	4,022,000	JPY	573,432,105	Deutsche Bank AG	10/24/24	17,908
AUD	1,087,843	EUR	664,500	Morgan Stanley & Co. International PLC	10/25/24	11,886
AUD	2,921,000	USD	1,994,727	Bank of America N.A.	10/25/24	25,550
AUD	1,465,000	USD	1,008,462	BNP Paribas S.A.	10/25/24	4,789
CLP	1,344,628,500	USD	1,450,000	Barclays Bank PLC	10/25/24	44,893
CNH	11,069,430	USD	1,576,000	Citibank N.A.	10/25/24	7,286
GBP	4,576,000	USD	6,073,072	Barclays Bank PLC	10/25/24	44,734
IDR	98,423,910,000	USD	6,471,000	Barclays Bank PLC	10/25/24	23,001
KRW	570,226,800	USD	429,000	Barclays Bank PLC	10/25/24	7,727
KRW	1,314,640,800	USD	1,006,000	Barclays Bank PLC	10/25/24	860
NOK	10,644,945	USD	1,008,000	JPMorgan Chase Bank N.A.	10/25/24	1,000
PEN	5,349,307	USD	1,425,000	Barclays Bank PLC	10/25/24	17,459
SGD	1,934,988	USD	1,499,000	JPMorgan Chase Bank N.A.	10/25/24	8,568
THB	55,440,041	USD	1,673,000	Bank of America N.A.	10/25/24	53,037
THB	65,932,318	USD	2,014,000	Goldman Sachs International	10/25/24	38,698
THB	64,291,920	USD	1,988,000	Morgan Stanley & Co. International PLC	10/25/24	13,626
TWD	27,732,250	USD	875,000	HSBC Bank PLC	10/25/24	3,328
USD	1,007,000	COP	4,200,197,000	Citibank N.A.	10/25/24	11,803
USD	3,584,000	COP	15,051,008,000	Deutsche Bank AG	10/25/24	17,807
USD	1,004,000	COP	4,202,242,000	Société Générale	10/25/24	8,319
USD	1,502,380	EUR	1,343,000	Goldman Sachs International	10/25/24	5,762
USD	6,232,586	EUR	5,586,307	Morgan Stanley & Co. International PLC	10/25/24	7,293
USD	2,749,468	EUR	2,464,388	Morgan Stanley & Co. International PLC	10/25/24	3,193
USD	946,096	EUR	848,000	Morgan Stanley & Co. International PLC	10/25/24	1,099
USD	1,505,273	GBP	1,124,000	Goldman Sachs International	10/25/24	2,560
USD	1,499,000	MXN	29,273,239	Goldman Sachs International	10/25/24	18,198
USD	2,521,000	MXN	49,695,991	Goldman Sachs International	10/25/24	7,103
USD	4,204,000	PLN	16,139,997	Barclays Bank PLC	10/25/24	13,041
USD	980,192	PLN	3,761,631	Morgan Stanley & Co. International PLC	10/25/24	3,436
USD	21,775,315	PLN	83,721,514	UBS AG	10/25/24	35,943
USD	1,513,000	ZAR	26,168,697	UBS AG	10/25/24	1,708
ZAR	32,483,165	EUR	1,660,000	TD Securities, Inc.	10/25/24	26,086
ZAR	33,387,176	USD	1,928,000	Bank of America N.A.	10/25/24	173
ZAR	34,952,366	USD	2,014,000	HSBC Bank PLC	10/25/24	4,565
ZAR	7,905,287	USD	450,737	TD Securities, Inc.	10/25/24	5,808
TRY	35,092,816	USD	946,000	Barclays Bank PLC	10/28/24	49,512
TRY	53,191,425	USD	1,427,000	Citibank N.A.	10/28/24	81,933
USD	5,183,155	MXN	101,631,058	State Street Bank and Trust Co.	10/28/24	44,545
USD	1,268,128	MXN	24,865,393	State Street Bank and Trust Co.	10/28/24	10,899
USD	1,505,000	BRL	8,194,048	Bank of America N.A.	11/04/24	7,064
TRY	54,602,928	USD	1,501,000	UBS AG	11/12/24	22,595
TRY	110,032,000	USD	3,027,790	UBS AG	11/20/24	15,599
USD	3,095,941	COP	13,056,821,000	Deutsche Bank AG	11/27/24	14,670
USD	7,188,431	CZK	161,830,296	Deutsche Bank AG	11/27/24	35,502
TRY	11,143,400	USD	285,933	Barclays Bank PLC	12/04/24	17,677
TRY	22,398,234	USD	551,803	Barclays Bank PLC	12/04/24	58,454
TRY	22,286,800	USD	572,557	Goldman Sachs International	12/04/24	34,663
TRY	11,031,966	USD	287,515	Goldman Sachs International	12/04/24	13,059
TRY	33,430,200	USD	858,175	Goldman Sachs International	12/04/24	52,657
TRY	11,143,400	USD	284,961	Goldman Sachs International	12/04/24	18,649
TRY	64,302,000	USD	1,503,346	BNP Paribas S.A.	12/06/24	244,962
BRL	183,355,800	USD	32,102,353	Bank of New York Mellon	12/18/24	1,245,666
IDR	129,680,129,696	USD	8,349,760	Citibank N.A.	12/18/24	188,876
USD	97,972	GBP	73,000	Deutsche Bank AG	12/18/24	392
USD	818,064	GBP	610,000	TD Securities, Inc.	12/18/24	2,669
USD	22,591,050	JPY	3,198,559,000	Bank of New York Mellon	12/18/24	94,630

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	61

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,773,157	JPY	9,836,379,000	HSBC Bank PLC	12/18/24	$590,968
USD	8,282,592	JPY	1,150,434,000	Royal Bank of Canada	12/18/24	191,247
USD	602,944	JPY	84,785,000	UBS AG	12/18/24	6,626
USD	41,333,000	MXN	799,894,816	Citibank N.A.	12/18/24	1,200,735
CNY	32,755,140	USD	4,686,000	Morgan Stanley & Co. International PLC	01/27/25	27,353

						$5,856,293

USD	624,529	EUR	579,902	JPMorgan Chase Bank N.A.	10/01/24	(21,018)
USD	146,828	EUR	136,334	JPMorgan Chase Bank N.A.	10/01/24	(4,939)
USD	479,261	EUR	445,007	JPMorgan Chase Bank N.A.	10/01/24	(16,120)
USD	1,612,637	EUR	1,497,404	NatWest Markets PLC	10/01/24	(54,272)
USD	223,497	EUR	207,527	NatWest Markets PLC	10/01/24	(7,522)
BRL	8,164,625	USD	1,505,000	Bank of America N.A.	10/02/24	(6,628)
USD	1,007,000	BRL	5,554,209	Barclays Bank PLC	10/02/24	(12,309)
USD	1,517,000	BRL	8,467,520	BNP Paribas S.A.	10/02/24	(36,959)
USD	1,011,000	BRL	5,643,153	BNP Paribas S.A.	10/02/24	(24,631)
USD	999,000	BRL	5,561,037	BNP Paribas S.A.	10/02/24	(21,562)
USD	1,992,000	BRL	11,191,661	BNP Paribas S.A.	10/02/24	(61,894)
USD	1,499,000	BRL	8,280,476	Citibank N.A.	10/02/24	(20,633)
USD	1,007,000	BRL	5,492,158	Goldman Sachs International	10/02/24	(921)
USD	1,505,000	BRL	8,265,460	Goldman Sachs International	10/02/24	(11,877)
USD	869,144	TRY	30,775,536	Barclays Bank PLC	10/07/24	(23,913)
USD	9,656,915	COP	41,046,717,960	Bank of New York Mellon	10/16/24	(80,690)
USD	4,426,525	COP	18,912,329,000	Morgan Stanley & Co. International PLC	10/16/24	(60,089)
USD	1,147,612	EUR	1,047,264	Deutsche Bank AG	10/17/24	(19,029)
USD	160,917	EUR	146,850	Deutsche Bank AG	10/17/24	(2,673)
USD	173,675	EUR	158,497	Deutsche Bank AG	10/17/24	(2,889)
USD	190,322	EUR	173,701	TD Securities, Inc.	10/17/24	(3,179)
USD	188,755	EUR	172,252	TD Securities, Inc.	10/17/24	(3,132)
USD	195,661	EUR	178,573	TD Securities, Inc.	10/17/24	(3,268)
USD	373,416	EUR	340,808	UBS AG	10/17/24	(6,241)
USD	153,469	EUR	140,065	UBS AG	10/17/24	(2,562)
USD	244,341	EUR	223,000	UBS AG	10/17/24	(4,079)
COP	28,254,392,250	USD	6,793,015	BNP Paribas S.A.	10/23/24	(96,576)
COP	9,418,130,750	USD	2,263,190	BNP Paribas S.A.	10/23/24	(31,044)
USD	8,826,843	COP	37,672,523,000	Morgan Stanley & Co. International PLC	10/23/24	(101,743)
JPY	572,992,219	USD	4,022,000	Bank of America N.A.	10/24/24	(20,979)
AUD	2,178,000	USD	1,508,766	Bank of America N.A.	10/25/24	(2,377)
AUD	1,453,000	USD	1,006,157	Barclays Bank PLC	10/25/24	(1,206)
CHF	1,267,131	USD	1,508,000	JPMorgan Chase Bank N.A.	10/25/24	(6,273)
CNH	7,034,539	USD	1,008,000	Goldman Sachs International	10/25/24	(1,833)
COP	8,210,840,400	GBP	1,476,000	Deutsche Bank AG	10/25/24	(27,833)
COP	4,197,032,000	USD	1,006,000	Bank of America N.A.	10/25/24	(11,553)
COP	4,217,372,280	USD	1,004,000	Barclays Bank PLC	10/25/24	(4,734)
COP	4,169,312,310	USD	1,007,000	JPMorgan Chase Bank N.A.	10/25/24	(19,121)
EUR	3,485,000	GBP	2,929,445	Morgan Stanley & Co. International PLC	10/25/24	(32,843)
EUR	248,000	USD	276,690	BNP Paribas S.A.	10/25/24	(323)
EUR	2,751,000	USD	3,074,198	Commonwealth Bank of Australia	10/25/24	(8,527)
EUR	1,343,000	USD	1,507,488	Goldman Sachs International	10/25/24	(10,870)
HUF	1,175,623,354	USD	3,320,000	TD Securities, Inc.	10/25/24	(29,425)
IDR	38,006,652,000	USD	2,514,000	HSBC Bank PLC	10/25/24	(6,325)
JPY	375,672,138	USD	2,627,000	Bank of America N.A.	10/25/24	(3,410)
KRW	1,313,131,800	USD	1,006,000	Morgan Stanley & Co. International PLC	10/25/24	(296)
MXN	29,581,076	USD	1,505,000	Goldman Sachs International	10/25/24	(8,626)
MXN	49,435,045	USD	2,521,000	Goldman Sachs International	10/25/24	(20,303)
MXN	39,104,032	USD	2,014,000	JPMorgan Chase Bank N.A.	10/25/24	(35,903)
MXN	29,116,033	USD	1,499,000	State Street Bank and Trust Co.	10/25/24	(26,151)
MXN	124,411,883	USD	6,419,000	UBS AG	10/25/24	(125,562)
NOK	9,944,152	USD	948,000	State Street Bank and Trust Co.	10/25/24	(5,426)
PLN	2,890,576	EUR	675,000	State Street Bank and Trust Co.	10/25/24	(1,634)
PLN	11,029,398	USD	2,873,000	Barclays Bank PLC	10/25/24	(9,074)

62	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	8,008,095	USD	2,102,000	HSBC Bank PLC	10/25/24	$(22,595)
PLN	8,061,590	USD	2,102,000	UBS AG	10/25/24	(8,704)
SGD	1,286,341	USD	1,006,000	Bank of America N.A.	10/25/24	(3,799)
USD	2,007,302	AUD	2,921,000	Bank of America N.A.	10/25/24	(12,974)
USD	2,017,091	AUD	2,934,000	Bank of America N.A.	10/25/24	(12,177)
USD	235,125	AUD	345,000	NatWest Markets PLC	10/25/24	(3,490)
USD	500,000	CHF	422,413	Morgan Stanley & Co. International PLC	10/25/24	(619)
USD	1,511,000	CLP	1,359,144,500	Barclays Bank PLC	10/25/24	(31)
USD	1,008,000	CLP	909,478,080	Goldman Sachs International	10/25/24	(3,114)
USD	1,561,000	CNH	11,007,532	UBS AG	10/25/24	(13,433)
USD	3,235,500	IDR	49,176,202,725	Citibank N.A.	10/25/24	(9,141)
USD	2,627,000	JPY	377,748,676	JPMorgan Chase Bank N.A.	10/25/24	(11,092)
USD	3,519,000	MXN	69,579,428	HSBC Bank PLC	10/25/24	(711)
USD	1,947,000	SEK	19,769,924	Deutsche Bank AG	10/25/24	(2,134)
USD	4,002,000	THB	132,618,676	Bank of America N.A.	10/25/24	(126,871)
USD	883,870	TRY	31,330,717	Barclays Bank PLC	10/25/24	(7,774)
USD	875,000	TWD	27,748,875	HSBC Bank PLC	10/25/24	(3,854)
USD	1,944,000	ZAR	34,081,529	Deutsche Bank AG	10/25/24	(24,273)
USD	1,998,000	ZAR	35,048,057	HSBC Bank PLC	10/25/24	(26,092)
ZAR	25,830,892	USD	1,508,000	UBS AG	10/25/24	(16,217)
USD	2,769,500	TRY	97,751,441	UBS AG	10/28/24	(3,510)
USD	886,813	TRY	31,300,683	UBS AG	10/28/24	(1,124)
BRL	14,226,609	USD	2,613,000	Bank of America N.A.	11/04/24	(12,265)
BRL	13,695,912	USD	2,521,000	Goldman Sachs International	11/04/24	(17,281)
USD	2,811,150	TRY	111,434,000	UBS AG	12/04/24	(224,954)
USD	1,635,272	TRY	64,302,000	Barclays Bank PLC	12/06/24	(113,035)
USD	6,262,689	PEN	23,884,643	Goldman Sachs International	12/11/24	(175,693)
BRL	166,963,978	USD	30,518,000	Citibank N.A.	12/18/24	(151,260)
GBP	707,057	USD	946,653	Australia & New Zealand Banking Group Ltd.	12/18/24	(1,521)
JPY	7,090,018,000	USD	50,271,594	Morgan Stanley & Co. International PLC	12/18/24	(405,381)
MXN	807,150,824	USD	41,333,000	Citibank N.A.	12/18/24	(836,687)
USD	184,627,872	BRL	1,055,092,900	Barclays Bank PLC	12/18/24	(7,268,202)
USD	5,386,372	CAD	7,303,000	TD Securities, Inc.	12/18/24	(24,467)
USD	407,487	EUR	365,000	Commonwealth Bank of Australia	12/18/24	(116)
USD	192,658,072	EUR	174,125,700	Deutsche Bank AG	12/18/24	(1,791,499)
USD	1,547,040	EUR	1,398,650	Morgan Stanley & Co. International PLC	12/18/24	(14,860)
USD	1,678,969	EUR	1,517,924	Morgan Stanley & Co. International PLC	12/18/24	(16,127)
USD	658,554	EUR	595,387	Morgan Stanley & Co. International PLC	12/18/24	(6,325)
USD	1,858,231	EUR	1,665,000	State Street Bank and Trust Co.	12/18/24	(1,107)
USD	111,023,550	EUR	99,441,000	TD Securities, Inc.	12/18/24	(24,158)
USD	922,601	GBP	707,057	Barclays Bank PLC	12/18/24	(22,530)
USD	799,230	GBP	606,000	HSBC Bank PLC	12/18/24	(10,818)
USD	220,736	GBP	167,427	HSBC Bank PLC	12/18/24	(3,066)
USD	124,162,976	GBP	95,054,000	State Street Bank and Trust Co.	12/18/24	(2,896,874)
USD	6,862,820	GBP	5,224,000	State Street Bank and Trust Co.	12/18/24	(120,165)
USD	79,002	HKD	614,000	Bank of America N.A.	12/18/24	(63)
USD	717,011	HKD	5,570,000	UBS AG	12/18/24	(241)
USD	13,253,812	MXN	265,075,700	State Street Bank and Trust Co.	12/18/24	(45,547)
USD	9,976,996	ZAR	176,378,673	Deutsche Bank AG	12/20/24	(162,023)
USD	4,686,000	CNH	32,834,802	Morgan Stanley & Co. International PLC	01/27/25	(42,505)
COP	13,056,821,000	USD	3,282,258	Citibank N.A.	02/21/25	(235,442)
COP	18,912,329,000	USD	4,559,385	HSBC Bank PLC	02/24/25	(147,992)

						$(16,248,932)

						$(10,392,639)

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	63

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value
Call
CME 3-Month SOFR Futures	10,033	11/15/24	USD	95.25	USD	2,406,917	$17,808,575
CME 3-Month SOFR Futures	10,033	11/15/24	USD	95.75	USD	2,406,917	6,019,800

							$23,828,375

Put
1 Year Mid-Curve Options on 3-Month SOFR Futures	33,086	10/11/24	USD	96.94	USD	8,023,769	7,237,562

							$31,065,937

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date		Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Call
USD Currency	One-Touch	HSBC Bank PLC	10/23/24	CNH	7.50	CNH	7.50	USD	719	$846
USD Currency	One-Touch	HSBC Bank PLC	11/27/24	SGD	1.32	SGD	1.32	USD	504	40,198
USD Currency	One-Touch	HSBC Bank PLC	12/09/24	CNH	7.65	CNH	7.65	USD	332	2,108
USD Currency	One-Touch	Citibank N.A.	01/17/25	CNH	7.35	CNH	7.35	USD	5,989	227,717
CNH Currency	One-Touch	JPMorgan Chase Bank N.A.	01/23/25	INR	12.50	INR	12.50	CNH	1,739	42,261
USD Currency	One-Touch	Citibank N.A.	01/31/25	CNH	7.35	CNH	7.35	USD	5,989	242,997

										556,127

Put
USD Currency	One-Touch	Barclays Bank PLC	10/18/24	CNH	7.30	CNH	7.30	USD	249	4,104
USD Currency	One-Touch	HSBC Bank PLC	10/18/24	PLN	4.25	PLN	4.25	USD	242	1,302
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	10/18/24	CNH	7.35	CNH	7.35	USD	487	4,989
USD Currency	Down-and-Out	UBS AG	10/30/24	TRY	35.50	TRY	34.00	USD	2,420	35,252
EUR Currency	One-Touch	HSBC Bank PLC	11/04/24	USD	1.06	USD	1.06	EUR	440	5,365
USD Currency	One-Touch	Bank of America N.A.	11/06/24	CNH	7.50	CNH	7.50	USD	731	4,109
EUR Currency	One-Touch	Bank of America N.A.	11/12/24	USD	1.05	USD	1.05	EUR	219	2,391
EUR Currency	One-Touch	Bank of America N.A.	11/19/24	USD	1.05	USD	1.05	EUR	219	3,738
USD Currency	One-Touch	UBS AG	11/21/24	TRY	35.00	TRY	35.00	USD	242	61,973
EUR Currency	One-Touch	Barclays Bank PLC	12/09/24	USD	1.04	USD	1.04	EUR	332	6,234
USD Currency	One-Touch	UBS AG	12/12/24	TRY	35.25	TRY	35.25	USD	199	37,009
USD Currency	One-Touch	Bank of America N.A.	12/17/24	TRY	29.25	TRY	29.25	USD	3,028	33
CNH Currency	One-Touch	Standard Chartered Bank	01/23/25	INR	11.50	INR	11.50	CNH	3,478	25,879

										192,378

										$748,505

OTC Options Purchased

Description	Counterparty	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
USD Currency	Morgan Stanley & Co. International PLC	10/09/24	MXN	18.30	USD	2,843	$203,564
USD Currency	Morgan Stanley & Co. International PLC	10/18/24	MXN	18.30	USD	4,763	348,728
USD Currency	Bank of America N.A.	10/22/24	CAD	1.37	USD	2,627	3,707
USD Currency	Standard Chartered Bank	10/29/24	CNH	7.05	USD	3,025	12,799
USD Currency	Deutsche Bank AG	11/12/24	BRL	5.75	USD	2,861	16,740
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	ZAR	19.00	USD	3,802	4,581
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	COP	4,200.00	USD	4,291	95,869
USD Currency	Bank of America N.A.	03/06/26	CNH	7.75	USD	545,229	2,578,961

							3,264,949

Put
USD Currency	Morgan Stanley & Co. International PLC	10/11/24	BRL	5.56	USD	2,509	56,837

64	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

OTC Options Purchased (continued)

Description	Counterparty	Expiration Date		Exercise Price		Notional Amount (000)	Value
EUR Currency	JPMorgan Chase Bank N.A.	11/12/24	USD	1.06	EUR	2,193	$705
EUR Currency	JPMorgan Chase Bank N.A.	11/19/24	USD	1.06	EUR	2,193	1,135
USD Currency	Goldman Sachs International	12/06/24	TRY	42.50	USD	1,949	310,383

							369,060

							$3,634,009

OTC Interest Rate Swaptions Purchased

Description					Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Paid by the Fund		Received by the Fund
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 10/09/34	3.38%	Annual	1-day SOFR, 4.96%	Annual	Bank of America N.A.	10/07/24	3.38%	USD	11,869	$22,693
10-Year Interest Rate Swap, 10/09/34	3.38%	Annual	1-day SOFR, 4.96%	Annual	Bank of America N.A.	10/07/24	3.38%	USD	5,935	11,346
10-Year Interest Rate Swap, 10/19/34	4.43%	Annual	1-day SOFR, 4.96%	Annual	Goldman Sachs International	10/17/24	4.43%	USD	233,997	8
10-Year Interest Rate Swap, 10/19/34	4.43%	Annual	1-day SOFR, 4.96%	Annual	Goldman Sachs International	10/17/24	4.43%	USD	116,999	3
10-Year Interest Rate Swap, 10/27/34	4.00%	Annual	1-day SOFR, 4.96%	Annual	Bank of America N.A.	10/25/24	4.00%	USD	4,059	148
30-Year Interest Rate Swap, 12/20/54	3.93%	Annual	1-day SOFR, 4.96%	Annual	Citibank N.A.	12/18/24	3.93%	USD	101,128	338,606
1-Year Interest Rate Swap, 01/30/26	4.10%	Annual	1-day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/28/25	4.10%	USD	90,991	27,632

										400,436

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value
Call
CME 3-Month SOFR Futures	20,066	11/15/24	USD	95.50	USD	4,813,833	$(23,326,725)

Put
1 Year Mid-Curve Options on 3-Month SOFR Futures	30,095	10/11/24	USD	96.56	USD	7,298,414	(564,281)

							$(23,891,006)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date		Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Call
CNH Currency	One-Touch	Standard Chartered Bank	1/23/25	INR	12.50	INR	12.50	CNH	1,739	$(42,261)
Put
CNH Currency	One-Touch	JPMorgan Chase Bank N.A.	1/23/25	INR	11.50	INR	11.50	CNH	1,217	(9,057)

										$(51,318)

OTC Options Written

Description	Counterparty	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
USD Currency	HSBC Bank PLC	10/04/24	BRL	5.95	USD	1,462	$(1)
USD Currency	Morgan Stanley & Co. International PLC	10/09/24	MXN	19.10	USD	4,265	(137,717)
USD Currency	Bank of America N.A.	10/17/24	KRW	1,380.00	USD	1,452	(335)

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	65

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

OTC Options Written (continued)

Description	Counterparty	Expiration Date		Exercise Price		Notional Amount (000)	Value
USD Currency	Deutsche Bank AG	11/12/24	BRL	6.00	USD	1,430	$(2,876)
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	ZAR	20.00	USD	1,901	(555)
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	COP	4,500.00	USD	2,384	(10,246)
USD Currency	Bank of America N.A.	11/22/24	CAD	1.40	USD	2,627	(1,303)
USD Currency	Bank of America N.A.	12/30/24	ZAR	17.60	USD	1,508	(32,467)

							(185,500)

Put
USD Currency	Morgan Stanley & Co. International PLC	10/18/24	MXN	17.00	USD	2,382	(8)
USD Currency	Goldman Sachs International	12/06/24	TRY	40.50	USD	2,923	(314,566)

							(314,574)

							$(500,074)

OTC Interest Rate Swaptions Written

Description					Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Paid by the Fund		Received by the Fund
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 03/30/35	2.76%	Annual	1-day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	03/28/25	2.76%	USD	121,744	$(931,725)
10-Year Interest Rate Swap, 04/04/35	2.76%	Annual	1-day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	04/02/25	2.76%	USD	122,499	(963,214)
10-Year Interest Rate Swap, 05/13/36	3.98%	Annual	1-day SOFR, 4.96%	Annual	Bank of America N.A.	05/11/26	3.98%	USD	18,269	(1,364,324)
10-Year Interest Rate Swap, 08/23/36	3.29%	Annual	1-day SOFR, 4.96%	Annual	Deutsche Bank AG	08/21/26	3.29%	USD	16,157	(640,009)
10-Year Interest Rate Swap, 08/26/36	3.32%	Annual	1-day SOFR, 4.96%	Annual	Bank of America N.A.	08/24/26	3.32%	USD	16,128	(660,452)
10-Year Interest Rate Swap, 09/02/36	3.38%	Annual	1-day SOFR, 4.96%	Annual	Bank of America N.A.	08/31/26	3.38%	USD	14,330	(627,636)
10-Year Interest Rate Swap, 09/11/36	3.22%	Annual	1-day SOFR, 4.96%	Annual	Citibank N.A.	09/09/26	3.22%	USD	36,640	(1,351,533)
10-Year Interest Rate Swap, 09/12/36	3.17%	Annual	1-day SOFR, 4.96%	Annual	Bank of America N.A.	09/10/26	3.17%	USD	73,240	(2,578,707)

66	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

OTC Interest Rate Swaptions Written (continued)

Description					Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Paid by the Fund		Received by the Fund
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 09/13/36	3.19%	Annual	1-day SOFR, 4.96%	Annual	Bank of America N.A.	09/11/26	3.19%	USD	32,647	$(1,172,556)
10-Year Interest Rate Swap, 09/23/36	3.28%	Annual	1-day SOFR, 4.96%	Annual	Barclays Bank PLC	09/21/26	3.28%	USD	41,447	(1,650,951)
10-Year Interest Rate Swap, 09/30/36	3.34%	Annual	1-day SOFR, 4.96%	Annual	Bank of America N.A.	09/28/26	3.34%	USD	28,427	(1,206,811)

										(13,147,918)

Put
10-Year Interest Rate Swap, 10/09/34	1-day SOFR, 4.96%	Annual	3.55%	Annual	Bank of America N.A.	10/07/24	3.55%	USD	11,869	$(1,437)
10-Year Interest Rate Swap, 10/09/34	1-day SOFR, 4.96%	Annual	3.55%	Annual	Bank of America N.A.	10/07/24	3.55%	USD	5,935	(718)
1-Year Interest Rate Swap, 10/19/25	1-day SOFR, 4.96%	Annual	5.10%	Annual	Goldman Sachs International	10/17/24	5.10%	USD	1,965,577	—
1-Year Interest Rate Swap, 10/19/25	1-day SOFR, 4.96%	Annual	5.10%	Annual	Goldman Sachs International	10/17/24	5.10%	USD	982,789	—
3-Year Interest Rate Swap, 10/27/27	1-day SOFR, 4.96%	Annual	4.00%	Annual	Bank of America N.A.	10/25/24	4.00%	USD	11,887	(114)
1-Year Interest Rate Swap, 01/30/26	1-day SOFR, 4.96%	Annual	4.30%	Annual	JPMorgan Chase Bank N.A.	01/28/25	4.30%	USD	90,991	(13,650)
1-Year Interest Rate Swap, 01/30/26	1-day SOFR, 4.96%	Annual	4.55%	Annual	JPMorgan Chase Bank N.A.	01/28/25	4.55%	USD	90,991	(5,538)
10-Year Interest Rate Swap, 03/30/35	1-day SOFR, 4.96%	Annual	3.76%	Annual	JPMorgan Chase Bank N.A.	03/28/25	3.76%	USD	121,744	(1,055,115)

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	67

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

OTC Interest Rate Swaptions Written (continued)

Description					Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Paid by the Fund		Received by the Fund
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 04/04/35	1-day SOFR, 4.96%	Annual	3.76%	Annual	JPMorgan Chase Bank N.A.	04/02/25	3.76%	USD	122,499	$(1,090,146)
10-Year Interest Rate Swap, 05/13/36	1-day SOFR, 4.96%	Annual	3.98%	Annual	Bank of America N.A.	05/11/26	3.98%	USD	18,269	(383,969)
10-Year Interest Rate Swap, 08/23/36	1-day SOFR, 4.96%	Annual	3.29%	Annual	Deutsche Bank AG	08/21/26	3.29%	USD	16,157	(693,265)
10-Year Interest Rate Swap, 08/26/36	1-day SOFR, 4.96%	Annual	3.32%	Annual	Bank of America N.A.	08/24/26	3.32%	USD	16,128	(675,161)
10-Year Interest Rate Swap, 09/02/36	1-day SOFR, 4.96%	Annual	3.38%	Annual	Bank of America N.A.	08/31/26	3.38%	USD	14,330	(570,003)
10-Year Interest Rate Swap, 09/11/36	1-day SOFR, 4.96%	Annual	3.22%	Annual	Citibank N.A.	09/09/26	3.22%	USD	36,640	(1,700,387)
10-Year Interest Rate Swap, 09/12/36	1-day SOFR, 4.96%	Annual	3.17%	Annual	Bank of America N.A.	09/10/26	3.17%	USD	73,240	(3,531,010)
10-Year Interest Rate Swap, 09/13/36	1-day SOFR, 4.96%	Annual	3.19%	Annual	Bank of America N.A.	09/11/26	3.19%	USD	32,647	(1,550,265)
10-Year Interest Rate Swap, 09/23/36	1-day SOFR, 4.96%	Annual	3.28%	Annual	Barclays Bank PLC	09/21/26	3.28%	USD	41,447	(1,827,437)
10-Year Interest Rate Swap, 09/30/36	1-day SOFR, 4.96%	Annual	3.34%	Annual	Bank of America N.A.	09/28/26	3.34%	USD	28,427	(1,195,776)

										(14,293,991)

										$(27,441,909)

68	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	06/20/29	USD	6,385	$(504,810)	$(495,426)	$(9,384)
ITRAXX.EUR.42.V1	1.00	Quarterly	12/20/29	EUR	17,284	(392,022)	(392,124)	102
ITRAXX.FINSR.42.V1	1.00	Quarterly	12/20/29	EUR	54,428	(986,573)	(1,014,023)	27,450
ITRAXX.XO.42.V1	5.00	Quarterly	12/20/29	EUR	6,582	(617,408)	(603,292)	(14,116)

						$(2,500,813)	$(2,504,865)	$4,052

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)		Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B+	USD	371,050	$27,642,999	$27,164,114	$478,885

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

				Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency
2.56%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	06/07/34	USD	1,666	$(28,568)	$(161)	$(28,407)
2.30%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	09/10/54	USD	11,135	154,509	—	154,509
2.31%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	09/10/54	USD	11,134	144,731	—	144,731
2.28%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	09/11/54	USD	11,135	201,962	—	201,962
2.29%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	09/11/54	USD	11,135	189,823	—	189,823
UK RPI All Items Monthly	At Termination	3.10%	At Termination	09/15/54	GBP	30,890	(795,632)	(43,014)	(752,618)

							$(133,175)	$(43,175)	$(90,000)

Centrally Cleared Interest Rate Swaps

				Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency
4.68%	Quarterly	3-month PRIBOR, 4.24%	Annual	N/A	03/20/25	CZK	339,287	$(399,485)	$—	$(399,485)
5.14%	Semi-Annual	6-month WIBOR, 5.85%	Annual	N/A	12/20/25	PLN	25,383	(132,171)	—	(132,171)
8.15%	Quarterly	3-month JIBAR, 8.05%	Quarterly	05/07/25(a)	05/07/26	ZAR	150,989	(100,457)	—	(100,457)
7.97%	Quarterly	3-month JIBAR, 8.05%	Quarterly	06/06/25(a)	06/06/26	ZAR	103,987	(58,428)	—	(58,428)

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	69

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency
28-day MXIBTIIE, 10.74%	Monthly	10.76%	Monthly	N/A	06/11/26	MXN	60,912	$79,136	$—	$79,136
0.77%	At Termination	1-day TONA, 0.23%	At Termination	07/27/26(a)	07/27/27	JPY	14,756,468	(149,682)	—	(149,682)
0.77%	At Termination	1-day TONA, 0.23%	At Termination	07/27/26(a)	07/27/27	JPY	14,756,468	(147,151)	—	(147,151)
3.02%	Annual	1-day SOFR, 4.96%	Annual	09/25/26(a)	09/25/28	USD	10,740	10,445	—	10,445
28-day MXIBTIIE, 10.74%	Monthly	9.41%	Monthly	N/A	07/24/29	MXN	66,992	112,813	—	112,813
7.46%	Quarterly	3-month JIBAR, 8.05%	Quarterly	12/18/24(a)	12/18/29	ZAR	42,960	32	—	32
4.09%	Annual	1-day SOFR, 4.96%	Annual	N/A	02/28/31	USD	9,920	(434,766)	—	(434,766)
1-day SOFR, 4.96%	Annual	3.06%	Annual	12/02/24(a)	06/30/31	USD	9,690	(88,528)	—	(88,528)
3.14%	Annual	1-day SOFR, 4.96%	Annual	12/02/24(a)	06/30/31	USD	16,332	74,044	—	74,044
3.39%	Annual	1-day SOFR, 4.96%	Annual	09/25/29(a)	09/25/34	USD	4,550	208	—	208
3.84%	Annual	1-day SOFR, 4.96%	Annual	N/A	10/01/34	USD	58,738	(2,609,611)	—	(2,609,611)
1-day SOFR, 4.96%	Annual	3.29%	Annual	12/02/24(a)	02/15/40	USD	8,128	(101,717)	—	(101,717)
1-day SOFR, 4.96%	Annual	3.31%	Annual	N/A	09/06/49	USD	2,215	(26,773)	1,244	(28,017)
1-day SOFR, 4.96%	Annual	3.31%	Annual	12/02/24(a)	11/15/53	USD	10,462	3,277	—	3,277
3.18%	Annual	1-day SOFR, 4.96%	Annual	12/02/24(a)	11/15/53	USD	10,484	237,257	—	237,257
2.49%	Semi-Annual	6-month EURIBOR, 3.11%	Annual	N/A	02/19/54	EUR	41,301	(2,506,827)	—	(2,506,827)
2.51%	Semi-Annual	6-month EURIBOR, 3.11%	Annual	N/A	02/20/54	EUR	41,301	(2,664,538)	—	(2,664,538)
2.51%	Semi-Annual	6-month EURIBOR, 3.11%	Annual	N/A	02/20/54	EUR	40,708	(2,700,081)	—	(2,700,081)
2.51%	Semi-Annual	6-month EURIBOR, 3.11%	Annual	N/A	03/01/54	EUR	20,868	(1,381,051)	—	(1,381,051)
2.46%	Semi-Annual	6-month EURIBOR, 3.11%	Annual	N/A	03/22/54	EUR	8,764	(474,445)	—	(474,445)
2.54%	Semi-Annual	6-month EURIBOR, 3.11%	Annual	N/A	04/22/54	EUR	33,918	(1,872,910)	(73,530)	(1,799,380)
2.43%	Semi-Annual	6-month EURIBOR, 3.11%	Annual	N/A	06/19/54	EUR	8,347	(258,171)	—	(258,171)
2.43%	Semi-Annual	6-month EURIBOR, 3.11%	Annual	N/A	06/20/54	EUR	8,082	(250,805)	—	(250,805)
6-month EURIBOR, 3.11%	Annual	2.44%	Semi-Annual	N/A	06/24/54	EUR	5,548	190,127	—	190,127

								$(15,650,258)	$(72,286)	$(15,577,972)

(a)	Forward Swap.

70	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Avis Budget Group, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	$(7,765)	$2,781	$(10,546)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(17,456)	6,172	(23,628)
Boeing Co. (The)	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	(3,356)	(1,967)	(1,389)
Boeing Co. (The)	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	(8,875)	(3,080)	(5,795)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,216	(6,051)	3,554	(9,605)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(6,049)	3,553	(9,602)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,220	(6,059)	3,558	(9,617)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(6,049)	3,485	(9,534)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	4,500	(8,467)	4,878	(13,345)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,948	(3,665)	2,112	(5,777)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(74,803)	45,271	(120,074)
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(94,359)	(56,233)	(38,126)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(17,813)	8,944	(26,757)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	28,941	106,032	(77,091)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	11,670	43,972	(32,302)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	380	17,738	68,866	(51,128)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	780	36,410	175,331	(138,921)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,640	(70,983)	36,436	(107,419)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(29,484)	66,263	(95,747)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(76,440)	94,672	(171,112)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	(80,730)	275,208	(355,938)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/28	EUR	4,400	(80,730)	191,749	(272,479)
Boeing Co. (The)	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	4,700	42,929	(19,384)	62,313
Boeing Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,700	68,612	53,206	15,406
Republic of Columbia	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	4,564	207,931	230,482	(22,551)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	5,020	372,262	416,887	(44,625)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	39,219	(1,234,175)	(1,138,879)	(95,296)
American Express Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	19,990	(628,320)	(592,409)	(35,911)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	19,396	(588,205)	(545,514)	(42,691)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	7,097	170,524	224,807	(54,283)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	12,243	294,182	387,830	(93,648)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	454	33,638	37,670	(4,032)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,024	372	30,616	(30,244)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	63	8	705	(697)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	329,160	63,261	265,899
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	560,838	254,011	306,827
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	32,283	10,158	22,125
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	7	(1)	(2)	1

							$(842,337)	$495,002	$(1,337,339)

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	71

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB	USD	1,015	$55,668	$21,821	$33,847
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(143,375)	(93,289)	(50,086)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(207,308)	(131,367)	(75,941)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	121	(19,148)	(24,554)	5,406
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(36,556)	(12,077)	(24,479)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(167,745)	(46,096)	(121,649)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(189,900)	(1,340)	(188,560)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(158,250)	(237,016)	78,766
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(10,353)	(4,453)	(5,900)

								$(876,967)	$(528,371)	$(348,596)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination Date		Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty				Value
9.73%	At Termination	1-day COOIS, 10.08%	At Termination	Morgan Stanley & Co. International PLC	05/10/25	COP	16,035,300	$(25,295)	$ —	$ (25,295)
9.81%	At Termination	1-day COOIS, 10.08%	At Termination	JPMorgan Chase Bank N.A.	05/10/25	COP	23,970,250	(41,158)	—	(41,158)
1-day BZDIOVER, 0.04%	At Termination	10.81%	At Termination	BNP Paribas S.A.	07/01/25	BRL	44,581	(55,309)	—	(55,309)
1-day BZDIOVER, 0.04%	At Termination	10.98%	At Termination	BNP Paribas S.A.	07/01/25	BRL	28,021	(26,612)	—	(26,612)
8.62%	At Termination	1-day COOIS, 10.08%	At Termination	JPMorgan Chase Bank N.A.	11/05/25	COP	44,297,919	(77,553)	—	(77,553)
1-day BZDIOVER, 0.04%	At Termination	10.11%	At Termination	Goldman Sachs International	01/02/26	BRL	12,885	(94,580)	—	(94,580)
1-day BZDIOVER, 0.04%	At Termination	9.79%	At Termination	BNP Paribas S.A.	01/04/27	BRL	43,250	(481,864)	—	(481,864)
1-day BZDIOVER, 0.04%	At Termination	10.32%	At Termination	Bank of America N.A.	01/04/27	BRL	616	(4,924)	—	(4,924)
10.97%	At Termination	1-day BZDIOVER, 0.04%	At Termination	Barclays Bank PLC	01/04/27	BRL	50,523	247,423	—	247,423
11.57%	At Termination	1-day BZDIOVER, 0.04%	At Termination	BNP Paribas S.A.	01/04/27	BRL	21,383	49,371	—	49,371
4.34%	At Termination	1-day CLICP, 24,449.94	At Termination	Goldman Sachs International	09/13/27	CLP	5,011,019	(1,951)	—	(1,951)

								$(512,452)	$ —	$ (512,452)

72	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency		Date		(000)	Value	(Received)	(Depreciation)
0.00%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	12/06/24	USD	10,010	$3,778	$—	$3,778
0.00%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	12/06/24	USD	4,927	(12,949)	—	(12,949)
0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VVol Series 5 Excess Return Strategy	Quarterly	Goldman Sachs International	05/06/25	USD	72,034	(695,762)	—	(695,762)
0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VVol Series 5 Excess Return Strategy	Quarterly	Goldman Sachs International	05/06/25	USD	21,886	(211,391)	—	(211,391)

								$(916,324)	$—	$(916,324)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	03/26/25–02/25/27	$(14,649,509)	$(560,232	)(c)	$(15,067,639)	0.7%
	Monthly	Citibank N.A.(d)	02/27/25–02/24/28	(15,530,817)	290,414	(e)	(15,382,222)	0.7
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25–02/18/25	6,896,303	(536,030	)(g)	6,406,007	0.6
	Monthly	Merrill Lynch International(h)	02/15/28–03/15/28	(11,462,946)	877,946	(i)	(10,780,494)	0.8

					$72,098		$(34,824,348)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(142,102) of net dividends and financing fees.
(e)	Amount includes $141,819 of net dividends and financing fees.
(g)	Amount includes $(45,734) of net dividends and financing fees.
(i)	Amount includes $195,494 of net dividends and financing fees.

  The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	5-39 basis points	0-75 basis points	15-150 basis points
Benchmarks:	Bank of Canada Overnight Rate Target:	Canadian Overnight Repo Rate Average:	Overnight Reserve Bank of Australia Rate:
	CAD 1-day	CAD 1-day	AUD 1-day
	Swiss Average Rate O/N:	Swiss Average Rate O/N:	Overnight Interbank Rate:
	CHF 1-day	CHF 1-day	CAD 1-day
	Euro Short Term Rate:	Euro Short Term Rate:	Swiss Average Rate O/N:
	EUR 1-day	EUR 1-day	CHF 1-day
	Sterling Overnight Index Average:	Sterling Overnight Index Average:	Annualized Overnight Deposit MID Rate:
	GBP 1-day	GBP 1-day	DKK 1-day
	Tokyo Overnight Average Rate:	Tokyo Overnight Average Rate:	Euro Short-Term Rate:
	JPY 1-day	JPY 1-day	EUR 1-day
	Norwegian Overnight Weighted Average:	Stockholm Overnight Interbank Offer Rate:	Sterling Overnight Index Average:
	NOK 1-day	SEK 1-day	GBP 1-day
	Stockholm Overnight Interbank Offer Rate:	Overnight Bank Funding Rate:	Hong Kong Overnight Index Average:
	SEK 1-day	USD 1-day	HKD 1-day

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	73

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

  The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	Overnight Bank Funding Rate:	Tokyo Overnight Average Rate:
	USD 1-day	JPY 1-day
Mexican Interbank Rate:
MXN 28-day
Overnight Bank Funding Rate:
USD 1-day
Rand Overnight Interest Rate Fixing:
ZAR 1-day

(h)
Range:	8-2500 basis points
Benchmarks:	Overnight Reserve Bank of Australia Rate:
AUD 1-day
Bank of Canada Overnight Rate Target:
CAD 1-day
Swiss Average Rate O/N:
CHF 1-day
Copenhagen Interbank Swap Rate:
DKK 1-week
Euro Short-Term Rate:
EUR 1-day
Sterling Overnight Index Average:
GBP 1-day
Hong Kong Overnight Index Average:
HKD 1-day
Tokyo Overnight Average Rate:
JPY 1-day
Mexican Interbank Rate:
MXN 28-day
Stockholm Overnight Interbank Offer Rate:
SEK 1-day
Overnight Bank Funding Rate:
USD 1-day
Johannesburg Interbank Agreed Rate:
ZAR 1-month

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC, as of period end, termination dates March 26, 2025 to February 25, 2027:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Rheinmetall AG	1,100	$597,989	(4.0)%

Banks
Banque Cantonale Vaudoise, Registered Shares .	8,100	836,599	(5.5)%
Credicorp Ltd.	5,900	1,067,723	(7.1)%
Standard Chartered PLC	86,800	920,599	(6.1)%

		2,824,921

Biotechnology
Biogen, Inc.	5,000	969,200	(6.4)%

Building Products
Geberit AG, Registered Shares	1,200	783,367	(5.2)%
Trane Technologies PLC	2,800	1,088,444	(7.2)%

		1,871,811

	Shares	Value	% of Basket Value

Capital Markets
Julius Baer Group Ltd.	12,600	$759,830	(5.1)%
Schroders PLC	156,600	733,789	(4.9)%
T Rowe Price Group, Inc.	27,300	2,973,789	(19.7)%

		4,467,408

Chemicals
Arkema SA	7,600	723,891	(4.8)%
DIC Corp	55,900	1,267,132	(8.4)%

		1,991,023

Commercial Services & Supplies
Pluxee NV	40,500	853,074	(5.7)%

Construction & Engineering
SHO-BOND Holdings Co. Ltd.	38,800	1,538,444	(10.2)%

Consumer Staples Distribution & Retail
Koninklijke Ahold Delhaize NV	37,600	1,298,743	(8.6)%

Diversified Telecommunication Services
Elisa Oyj	12,700	673,284	(4.5)%
Telenor ASA	165,500	2,117,181	(14.0)%

		2,790,465

Electric Utilities
Eversource Energy	16,500	1,122,825	(7.5)%

74	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Electrical Equipment
Mabuchi Motor Co. Ltd.	63,600	$987,392	(6.5)%
Mitsubishi Electric Corp.	65,700	1,065,716	(7.1)%

		2,053,108

Electronic Equipment, Instruments & Components
Japan Aviation Electronics Industry Ltd.	49,600	885,479	(5.9)%

Entertainment
Nexon Co. Ltd.	28,000	556,413	(3.7)%

Financial Services
Eurazeo SE	20,200	1,661,705	(11.0)%

Food Products
NH Foods Ltd.	16,000	593,204	(3.9)%

Ground Transportation
Canadian National Railway Co.	7,300	854,820	(5.7)%
Odakyu Electric Railway Co. Ltd.	83,300	929,113	(6.1)%

		1,783,933

Health Care REITs
Ventas, Inc.	14,500	929,885	(6.2)%

Health Care Technology
M3, Inc.	42,400	424,593	(2.8)%

Hotels, Restaurants & Leisure
Carnival Corp.	42,900	792,792	(5.3)%

Household Products
Henkel AG & Co. KGaA, Preference Shares	16,200	1,522,797	(10.1)%

Industrial REITs
Warehouses De Pauw CVA	25,000	667,120	(4.4)%

Insurance
Dai-ichi Life Holdings, Inc.	42,600	1,105,358	(7.4)%
MS&AD Insurance Group Holdings, Inc.	30,900	726,279	(4.8)%

		1,831,637

Machinery
Ebara Corp.	57,700	945,753	(6.3)%
Volvo AB, B Shares	67,300	1,780,233	(11.8)%

		2,725,986

Marine Transportation
Kuehne + Nagel International AG, Registered Shares	4,400	1,202,162	(8.0)%

Media
AMC Networks, Inc., Class A	45,315	393,787	(2.6)%

Metals & Mining
Dowa Holdings Co. Ltd.	26,900	988,644	(6.6)%
Mitsui Mining & Smelting Co. Ltd.	27,900	954,952	(6.3)%

		1,943,596

Oil, Gas & Consumable Fuels
ConocoPhillips	12,100	1,273,888	(8.5)%
Devon Energy Corp.	44,100	1,725,192	(11.4)%
Koninklijke Vopak NV	21,500	997,810	(6.6)%

		3,996,890

Pharmaceuticals
Zoetis, Inc.	4,700	918,286	(6.1)%

	Shares	Value	% of Basket Value

Professional Services
Adecco Group AG, Registered Shares	14,200	$484,281	(3.2)%
Intertek Group PLC	22,400	1,548,679	(10.3)%

		2,032,960

Semiconductors & Semiconductor Equipment
Kokusai Electric Corp.	18,700	421,658	(2.8)%
Lam Research Corp.	1,500	1,224,120	(8.1)%
Skyworks Solutions, Inc.	5,800	572,866	(3.8)%

		2,218,644

Software
Atlassian Corp., Class A	4,000	635,240	(4.2)%
Dassault Systemes SE	19,800	786,472	(5.2)%
Fortinet, Inc.	7,900	612,645	(4.1)%
ServiceNow, Inc.	600	536,634	(3.6)%
Workday, Inc., Class A	8,200	2,004,162	(13.3)%

		4,575,153

Specialized REITs
Equinix, Inc.	900	798,867	(5.3)%

Specialty Retail
Shimamura Co. Ltd.	11,900	650,047	(4.3)%
TJX Cos., Inc. (The)	14,700	1,727,838	(11.5)%

		2,377,885

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	6,800	806,072	(5.4)%

Textiles, Apparel & Luxury Goods
Goldwin, Inc.	13,500	782,126	(5.2)%

Trading Companies & Distributors
Mitsui & Co. Ltd.	49,500	1,107,020	(7.4)%
Toyota Tsusho Corp.	57,900	1,058,627	(7.0)%

		2,165,647

Transportation Infrastructure
Kamigumi Co. Ltd.	58,900	1,347,157	(8.9)%

Total Reference Entity — Long		62,313,787

Reference Entity — Short

Common Stocks

Aerospace & Defense
General Dynamics Corp.	4,300	(1,299,460)	8.6%

Air Freight & Logistics
NIPPON EXPRESS HOLDINGS, Inc.	23,700	(1,248,203)	8.3%
SG Holdings Co. Ltd.	52,000	(557,719)	3.7%

		(1,805,922)

Automobile Components
Koito Manufacturing Co. Ltd.	32,400	(450,779)	3.0%

Automobiles
Nissan Motor Co. Ltd.	420,600	(1,194,771)	7.9%
Volvo Car AB, Class B	152,500	(419,831)	2.8%

		(1,614,602)

Banks
Commerzbank AG	28,000	(516,444)	3.4%
HSBC Holdings PLC	102,300	(917,736)	6.1%
Nordea Bank Abp	90,100	(1,063,157)	7.1%

		(2,497,337)

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	75

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Beverages
Diageo PLC	59,100	$(2,064,358)	13.7%
Sapporo Holdings Ltd.	4,600	(253,812)	1.7%

		(2,318,170)

Broadline Retail
Mercari, Inc.	32,000	(558,552)	3.7%

Capital Markets
SBI Holdings, Inc.	47,500	(1,099,270)	7.3%

Chemicals
Kaneka Corp.	15,500	(424,201)	2.8%
Mitsui Chemicals, Inc.	22,600	(603,693)	4.0%
Sherwin-Williams Co. (The)	2,300	(877,841)	5.8%

		(1,905,735)

Construction Materials
Martin Marietta Materials, Inc.	2,300	(1,237,975)	8.2%

Consumer Finance
Orient Corp.	234,500	(1,538,441)	10.2%

Consumer Staples Distribution & Retail
Aeon Co. Ltd.	69,200	(1,879,493)	12.5%
Kobe Bussan Co. Ltd.	36,600	(1,141,489)	7.6%
MatsukiyoCocokara & Co.	86,000	(1,416,880)	9.4%

		(4,437,862)

Containers & Packaging
Smurfit WestRock PLC	17,600	(879,563)	5.8%

Diversified REITs
Nomura Real Estate Master Fund, Inc.	900	(897,936)	6.0%

Diversified Telecommunication Services
Telecom Italia SpA/Milano	45,000	(12,511)	0.1%

Electrical Equipment
Emerson Electric Co.	10,800	(1,181,196)	7.8%

Electronic Equipment, Instruments & Components
Anritsu Corp.	88,000	(670,635)	4.5%
Corning, Inc.	15,700	(708,855)	4.7%

		(1,379,490)

Entertainment
Daiichikosho Co. Ltd.	144,400	(1,759,680)	11.7%

Financial Services
Wendel SE	14,000	(1,432,475)	9.5%
Worldline SA/France	59,400	(432,825)	2.9%
Zenkoku Hosho Co. Ltd.	33,900	(1,338,005)	8.9%

		(3,203,305)

Food Products
Calbee, Inc.	51,000	(1,242,070)	8.2%
Mondelez International, Inc., Class A	11,200	(825,104)	5.5%
Yakult Honsha Co. Ltd.	41,400	(958,773)	6.4%

		(3,025,947)

Gas Utilities
Tokyo Gas Co. Ltd.	30,500	(710,440)	4.7%

	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Nipro Corp.	53,400	$(532,542)	3.5%
Solventum Corp.	9,700	(676,284)	4.5%

		(1,208,826)

Hotel & Resort REITs
Invincible Investment Corp.	1,700	(736,266)	4.9%

Household Durables
SEB SA	8,700	(993,067)	6.6%
Sharp Corp./Japan	59,400	(395,048)	2.6%

		(1,388,115)

Insurance
Arthur J Gallagher & Co.	4,600	(1,294,302)	8.6%
Swiss Life Holding AG, Registered Shares	3,000	(2,510,276)	16.7%

		(3,804,578)

IT Services
Obic Co. Ltd.	21,000	(736,769)	4.9%

Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	1,500	(501,870)	3.3%
Bio-Techne Corp.	6,900	(551,517)	3.7%
Charles River Laboratories International, Inc.	4,800	(945,456)	6.3%
Tecan Group AG, Registered Shares	4,700	(1,544,515)	10.2%

		(3,543,358)

Machinery
DMG Mori Co. Ltd.	45,300	(966,259)	6.4%
Fortive Corp.	8,100	(639,333)	4.2%
Hitachi Construction Machinery Co. Ltd.	39,900	(977,952)	6.5%
Husqvarna AB, B Shares	162,500	(1,138,266)	7.6%
Mitsubishi Heavy Industries Ltd.	33,300	(497,635)	3.3%
OSG Corp.	114,500	(1,618,749)	10.7%
Parker-Hannifin Corp.	3,500	(2,211,370)	14.7%
Pentair PLC	15,400	(1,505,966)	10.0%

		(9,555,530)

Media
RTL Group SA	42,400	(1,439,654)	9.5%
WPP PLC	140,600	(1,440,227)	9.6%

		(2,879,881)

Multi-Utilities
Public Service Enterprise Group, Inc.	10,300	(918,863)	6.1%

Office REITs
Japan Real Estate Investment Corp.	200	(795,120)	5.3%

Oil, Gas & Consumable Fuels
EQT Corp.	39,100	(1,432,624)	9.5%

Personal Care Products
Unilever PLC	20,300	(1,316,116)	8.7%

Pharmaceuticals
Otsuka Holdings Co. Ltd.	24,000	(1,363,179)	9.0%

Professional Services
Paychex, Inc.	6,600	(885,654)	5.9%
Paycom Software, Inc.	3,100	(516,367)	3.4%
Recruit Holdings Co. Ltd.	21,200	(1,287,951)	8.6%

		(2,689,972)

76	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Real Estate Management & Development
Nomura Real Estate Holdings, Inc.	34,800	$(937,620)	6.2%
Relo Group, Inc.	49,500	(650,736)	4.3%

		(1,588,356)

Retail REITs
Federal Realty Investment Trust	11,400	(1,310,658)	8.7%
Japan Metropolitan Fund Invest	1,000	(671,322)	4.5%

		(1,981,980)

Semiconductors & Semiconductor Equipment
Advantest Corp.	12,000	(564,375)	3.8%
Sanken Electric Co. Ltd.	20,300	(955,355)	6.3%
Shinko Electric Industries Co. Ltd.	27,100	(1,036,407)	6.9%
SUMCO Corp.	131,400	(1,421,215)	9.4%

		(3,977,352)

Software
Gen Digital, Inc.	28,500	(781,755)	5.2%

Specialty Retail
Lowe’s Cos., Inc.	4,800	(1,300,080)	8.6%

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	32,300	(633,482)	4.2%

Wireless Telecommunication Services
SoftBank Corp.	171,000	(223,256)	1.5%
SoftBank Group Corp.	12,000	(711,795)	4.7%

		(935,051)

Total Reference Entity — Short		(77,381,426)

Net Value of Reference Entity — Barclays Bank PLC		$(15,067,639)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination dates February 27, 2025 to February 24, 2028:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	3,100	$1,812,136	(11.8)%
Rolls-Royce Holdings PLC	100,900	714,119	(4.6)%

		2,526,255

Air Freight & Logistics
Expeditors International of Washington, Inc.	14,800	1,944,720	(12.6)%

Automobiles
Yamaha Motor Co. Ltd.	141,100	1,270,762	(8.3)%

Banks
Mitsubishi UFJ Financial Group, Inc.	66,900	686,969	(4.5)%
PNC Financial Services Group, Inc. (The)	5,100	942,735	(6.1)%

		1,629,704

	Shares	Value	% of Basket Value

Beverages
Coca-Cola Bottlers Japan Holdings, Inc.	9,100	$126,442	(0.8)%
Ito En Ltd.	39,700	944,858	(6.2)%

		1,071,300

Broadline Retail
Etsy, Inc.	14,600	810,738	(5.3)%
Isetan Mitsukoshi Holdings Ltd.	30,200	474,094	(3.1)%
PDD Holdings, Inc.	8,800	1,186,328	(7.7)%

		2,471,160

Building Products
Daikin Industries Ltd.	14,100	1,979,090	(12.9)%

Capital Markets
CME Group, Inc.	2,800	617,820	(4.0)%
Franklin Resources, Inc.	35,600	717,340	(4.7)%
MSCI, Inc.	2,800	1,632,204	(10.6)%
State Street Corp.	15,900	1,406,673	(9.1)%

		4,374,037

Chemicals
DuPont de Nemours, Inc.	21,000	1,871,310	(12.2)%
Umicore SA	47,900	621,652	(4.0)%

		2,492,962

Construction & Engineering
Bouygues SA	34,200	1,144,714	(7.4)%

Diversified REITs
British Land Co. PLC (The)	170,500	993,462	(6.5)%

Diversified Telecommunication Services
Orange SA	148,100	1,696,176	(11.0)%
Telia Co. AB	429,500	1,388,833	(9.1)%

		3,085,009

Electrical Equipment
ABB Ltd., Registered Shares	20,700	1,200,924	(7.8)%
NIDEC Corp.	46,200	972,653	(6.3)%
Rockwell Automation, Inc.	4,800	1,288,608	(8.4)%

		3,462,185

Energy Equipment & Services
Tenaris SA	39,400	625,353	(4.1)%

Entertainment
Netflix, Inc.	2,000	1,418,540	(9.2)%
Walt Disney Co. (The)	17,000	1,635,230	(10.7)%

		3,053,770

Financial Services
Edenred SE	28,200	1,068,092	(6.9)%

Food Products
Yamazaki Baking Co. Ltd.	31,300	620,192	(4.0)%

Health Care Equipment & Supplies
Asahi Intecc Co. Ltd.	34,300	603,450	(3.9)%
Dexcom, Inc.	21,000	1,407,840	(9.2)%

		2,011,290

Health Care Providers & Services
Elevance Health, Inc.	1,700	884,000	(5.8)%
Fresenius Medical Care AG	16,400	696,864	(4.5)%
McKesson Corp.	1,600	791,072	(5.1)%

		2,371,936

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	77

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Health Care REITs
Healthpeak Properties, Inc.	80,700	$1,845,609	(12.0)%

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	200	842,424	(5.5)%
DoorDash, Inc., Class A	3,700	528,101	(3.4)%

		1,370,525

Household Products
Procter & Gamble Co. (The)	4,600	796,720	(5.2)%

Independent Power and Renewable Electricity Producers
Electric Power Development Co. Ltd.	47,800	799,366	(5.2)%

Insurance
Fairfax Financial Holdings Ltd.	1,600	2,020,239	(13.1)%
Japan Post Holdings Co. Ltd.	102,100	979,052	(6.4)%
Sampo Oyj, A Shares	17,900	834,863	(5.4)%

		3,834,154

IT Services
GoDaddy, Inc., Class A	4,800	752,544	(4.9)%

Machinery
Sandvik AB	47,100	1,053,964	(6.8)%
Spirax Group PLC	6,500	655,232	(4.3)%

		1,709,196

Marine Transportation
Kawasaki Kisen Kaisha Ltd.	31,700	494,188	(3.2)%

Media
Hakuhodo DY Holdings, Inc.	87,300	715,361	(4.6)%

Metals & Mining
Mitsubishi Materials Corp.	69,900	1,263,115	(8.2)%

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	37,700	1,251,881	(8.1)%

Passenger Airlines
International Consolidated Airlines Group SA	187,500	515,049	(3.3)%

Personal Care Products
Estee Lauder Cos., Inc. (The), Class A	11,500	1,146,435	(7.5)%
L’Oreal SA	3,100	1,390,464	(9.0)%

		2,536,899

Pharmaceuticals
Johnson & Johnson	9,500	1,539,570	(10.0)%

Professional Services
Bureau Veritas SA	27,200	902,404	(5.9)%
Thomson Reuters Corp.	5,400	921,088	(6.0)%

		1,823,492

Software
Datadog, Inc., Class A	9,500	1,093,070	(7.1)%
Sage Group PLC (The)	61,900	850,273	(5.5)%

		1,943,343

Specialty Retail
USS Co. Ltd.	105,300	999,505	(6.5)%

	Shares	Value	% of Basket Value

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.	12,000	$1,913,400	(12.5)%
Kering SA	2,100	604,490	(3.9)%

		2,517,890

Tobacco
Imperial Brands PLC	38,400	1,117,020	(7.3)%

Transportation Infrastructure
Mitsubishi Logistics Corp.	21,000	769,563	(5.0)%

Total Reference Entity — Long		66,790,983

Reference Entity — Short

Common Stocks

Air Freight & Logistics
Deutsche Post AG	28,300	(1,262,369)	8.2%
FedEx Corp.	7,300	(1,997,864)	13.0%

		(3,260,233)

Automobiles
Renault SA	18,100	(786,859)	5.1%

Banks
NU Holdings Ltd., Class A	75,000	(1,023,750)	6.7%

Beverages
Brown-Forman Corp., Class B	23,400	(1,151,280)	7.5%
Coca-Cola Europacific Partners PLC	24,400	(1,921,500)	12.5%
Constellation Brands, Inc., Class A	6,000	(1,546,140)	10.1%
Davide Campari-Milano NV	120,400	(1,020,579)	6.6%
Pernod Ricard SA	11,200	(1,694,475)	11.0%
Remy Cointreau SA	1,400	(109,058)	0.7%

		(7,443,032)

Biotechnology
Swedish Orphan Biovitrum AB	26,300	(846,812)	5.5%

Capital Markets
Blackstone, Inc.	11,300	(1,730,369)	11.3%
Brookfield Asset Management Ltd., Class A	27,400	(1,295,394)	8.4%
KKR & Co., Inc.	7,000	(914,060)	5.9%

		(3,939,823)

Chemicals
Air Products & Chemicals, Inc.	3,400	(1,012,316)	6.6%
Albemarle Corp.	7,600	(719,796)	4.7%
Celanese Corp.	8,500	(1,155,660)	7.5%
Corteva, Inc.	22,400	(1,316,896)	8.6%
DSM-Firmenich AG	7,200	(993,653)	6.4%

		(5,198,321)

Commercial Services & Supplies
Rentokil Initial PLC	267,900	(1,309,996)	8.5%

Communications Equipment
Telefonaktiebolaget LM Ericsson, B Shares	169,500	(1,280,819)	8.3%

Construction Materials
Vulcan Materials Co.	4,000	(1,001,720)	6.5%

Consumer Staples Distribution & Retail
Walgreens Boots Alliance, Inc.	126,700	(1,135,232)	7.4%

Containers & Packaging
Smurfit WestRock PLC	21,400	(1,057,588)	6.9%

78	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Distributors
D’ieteren Group	3,300	$(698,784)	4.5%

Electric Utilities
American Electric Power Co., Inc.	8,500	(872,100)	5.7%
Edison International	18,900	(1,646,001)	10.7%

		(2,518,101)

Electronic Equipment, Instruments & Components
Halma PLC	32,200	(1,125,888)	7.3%

Financial Services
Fiserv, Inc.	14,100	(2,533,065)	16.5%
Nexi SpA	142,800	(970,214)	6.3%

		(3,503,279)

Food Products
Hershey Co. (The)	5,600	(1,073,968)	7.0%
Saputo, Inc.	7,800	(168,348)	1.1%

		(1,242,316)

Health Care Equipment & Supplies
DiaSorin SpA	14,900	(1,742,205)	11.3%
GE HealthCare Technologies, Inc.	28,700	(2,693,495)	17.5%
STERIS PLC	3,000	(727,620)	4.8%

		(5,163,320)

Health Care Providers & Services
Henry Schein, Inc.	14,600	(1,064,340)	6.9%

Hotels, Restaurants & Leisure
Delivery Hero SE	16,900	(683,935)	4.5%
Starbucks Corp.	10,300	(1,004,147)	6.5%

		(1,688,082)

Household Durables
Sharp Corp./Japan	1,300	(8,646)	0.1%

Industrial Conglomerates
Lifco AB, B Shares	59,400	(1,956,262)	12.7%

Insurance
Aegon Ltd.	134,200	(861,984)	5.6%
Beazley PLC	119,300	(1,218,313)	7.9%
Chubb Ltd.	6,700	(1,932,213)	12.6%
Manulife Financial Corp.	56,700	(1,675,699)	10.9%

		(5,688,209)

IT Services
Capgemini SE	4,800	(1,036,323)	6.7%

Machinery
Deere & Co.	2,000	(834,660)	5.4%
Valmet Oyj	21,200	(680,021)	4.4%
Xylem, Inc./NY	9,200	(1,242,276)	8.1%

		(2,756,957)

Metals & Mining
Newmont Corp.	18,000	(962,100)	6.2%
thyssenkrupp AG	273,000	(1,057,704)	6.9%

		(2,019,804)

Oil, Gas & Consumable Fuels
APA Corp.	69,100	(1,690,186)	11.0%
Exxon Mobil Corp.	16,700	(1,957,574)	12.7%

		(3,647,760)

	Shares	Value	% of Basket Value

Passenger Airlines
Deutsche Lufthansa AG, Registered Shares	135,500	$(992,455)	6.4%
Southwest Airlines Co.	38,700	(1,146,681)	7.5%

		(2,139,136)

Personal Care Products
Haleon PLC	331,600	(1,735,097)	11.3%

Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	4,900	(553,798)	3.6%
First Solar, Inc.	3,700	(922,928)	6.0%
SOITEC	12,300	(1,231,953)	8.0%
Teradyne, Inc.	6,700	(897,331)	5.8%

		(3,606,010)

Software
Constellation Software, Inc./Canada	500	(1,626,678)	10.6%
PTC, Inc.	6,900	(1,246,554)	8.1%
SAP SE	4,000	(914,930)	5.9%

		(3,788,162)

Specialty Retail
Tractor Supply Co.	2,600	(756,418)	4.9%

Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.	1,300	(541,320)	3.5%

Textiles, Apparel & Luxury Goods
Descente Ltd.	15,500	(469,836)	3.1%
Ralph Lauren Corp.	4,600	(891,802)	5.8%
Tapestry, Inc.	36,100	(1,695,978)	11.0%

		(3,057,616)

Trading Companies & Distributors
Ashtead Group PLC	14,200	(1,100,227)	7.1%
Howden Joinery Group PLC	82,200	(998,919)	6.5%
WW Grainger, Inc.	1,000	(1,038,810)	6.8%

		(3,137,956)

Wireless Telecommunication Services
Rogers Communications, Inc., Class B	25,100	(1,009,234)	6.6%

Total Reference Entity — Short		(82,173,205)

Net Value of Reference Entity — Citibank N.A		$(15,382,222)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination dates February 10, 2025 to February 18, 2025:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobile Components
Sumitomo Rubber Industries Ltd.	84,400	$928,628	14.5%

Banks
Banc of California, Inc.	1	15	0.0%
CaixaBank SA	143,900	858,787	13.4%

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	79

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Banks (continued)
Eagle Bancorp, Inc.	17,230	$389,053	6.1%
Grupo Financiero Banorte SAB de CV, Class O	203,400	1,447,663	22.6%
NatWest Group PLC	149,700	693,015	10.8%
New York Community Bancorp, Inc.	291,187	3,270,037	51.0%

		6,658,570

Beverages
Carlsberg AS, Class B	13,500	1,607,534	25.1%
Nongfu Spring Co. Ltd., Class H	434,200	1,870,126	29.2%

		3,477,660

Biotechnology
Gilead Sciences, Inc.	10,500	880,320	13.7%

Capital Markets
B3 SA - Brasil Bolsa Balcao	647,800	1,277,121	19.9%

Chemicals
Evonik Industries AG	137,200	3,211,767	50.2%
Johnson Matthey PLC	55,700	1,135,896	17.7%
Mitsubishi Chemical Group Corp.	215,400	1,385,546	21.6%
Nippon Paint Holdings Co. Ltd.	167,000	1,271,860	19.9%

		7,005,069

Construction & Engineering
COMSYS Holdings Corp.	35,800	781,528	12.2%

Consumer Finance
Samsung Card Co. Ltd.	19,100	600,607	9.4%

Consumer Staples Distribution & Retail
Carrefour SA	42,200	719,571	11.2%
Endeavour Group Ltd.	162,100	560,564	8.8%
Marks & Spencer Group PLC	159,500	795,978	12.4%

		2,076,113

Diversified Telecommunication Services
Verizon Communications, Inc.	22,100	992,511	15.5%

Electrical Equipment
Vestas Wind Systems A/S	41,300	908,753	14.2%

Food Products
Toyo Suisan Kaisha Ltd.	7,800	512,109	8.0%

Health Care Providers & Services
Humana, Inc.	3,400	1,076,916	16.8%
Labcorp Holdings, Inc.	4,800	1,072,704	16.8%
Ship Healthcare Holdings, Inc.	62,000	1,013,093	15.8%

		3,162,713

Household Products
Kimberly-Clark Corp.	14,600	2,077,288	32.4%

Insurance
AIA Group Ltd.	168,800	1,474,106	23.0%
Medibank Pvt Ltd.	639,400	1,613,177	25.2%
Power Corp. of Canada	49,700	1,567,675	24.5%
Steadfast Group Ltd.	665,100	2,603,371	40.6%

		7,258,329

Interactive Media & Services
Tencent Holdings Ltd.	13,300	739,545	11.5%

Marine Transportation
Wan Hai Lines Ltd.	317,000	978,715	15.3%

	Shares	Value	% of Basket Value

Media
AMC Networks, Inc., Class A	27,137	$235,821	3.7%

Metals & Mining
Bradespar SA, Preference Shares	345,500	1,286,183	20.1%
Franco-Nevada Corp.	14,000	1,738,859	27.1%
Rio Tinto Ltd.	8,200	725,253	11.3%

		3,750,295

Pharmaceuticals
Astellas Pharma, Inc.	45,500	525,861	8.2%
Novo Nordisk A/S, Class B	11,300	1,340,310	20.9%

		1,866,171

Professional Services
SGS SA, Registered Shares	7,000	781,630	12.2%
Wolters Kluwer NV	8,200	1,383,108	21.6%

		2,164,738

Real Estate Management & Development
City Developments Ltd.	476,600	1,996,617	31.2%
Swiss Prime Site AG, Registered Shares	5,600	627,613	9.8%
UOL Group Ltd.	326,700	1,411,819	22.0%

		4,036,049

Residential REITs
Equity Residential	19,600	1,459,416	22.8%

Semiconductors & Semiconductor Equipment
ASMedia Technology, Inc.	13,000	660,706	10.3%
MediaTek, Inc.	19,000	700,256	10.9%
Realtek Semiconductor Corp.	67,000	994,452	15.5%
Tokyo Electron Ltd.	3,500	624,175	9.8%

		2,979,589

Software
Salesforce, Inc.	4,400	1,204,324	18.8%

Technology Hardware, Storage & Peripherals
NetApp, Inc.	12,100	1,494,471	23.3%
Seagate Technology Holdings PLC	5,300	580,509	9.1%

		2,074,980

Tobacco
Altria Group, Inc.	34,800	1,776,192	27.7%
British American Tobacco PLC	28,000	1,020,826	16.0%

		2,797,018

Total Reference Entity — Long		62,883,980

Reference Entity — Short

Common Stocks

Banks
Atlantic Union Bankshares Corp.	7,830	(294,956)	(4.6)%
Community Bank System, Inc.	6,998	(406,374)	(6.3)%
CVB Financial Corp.	18,856	(336,014)	(5.2)%
First Financial Holding Co. Ltd.	1,159,449	(1,003,335)	(15.7)%
Hua Nan Financial Holdings Co. Ltd.	1,418,620	(1,151,018)	(18.0)%
Independent Bank Group, Inc.	8,987	(518,190)	(8.1)%
Provident Financial Services, Inc.	26,255	(487,293)	(7.6)%
ServisFirst Bancshares, Inc.	6,398	(514,719)	(8.0)%

		(4,711,899)

80	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Beverages
Treasury Wine Estates Ltd.	151,700	$(1,252,352)	(19.5)%

Capital Markets
Perpetual Ltd.	66,900	(857,385)	(13.4)%

Chemicals
Formosa Plastics Corp.	984,605	(1,659,729)	(25.9)%
Nan Ya Plastics Corp.	677,805	(982,559)	(15.3)%
Orica Ltd.	110,300	(1,408,967)	(22.0)%

		(4,051,255)

Consumer Staples Distribution & Retail
Atacadao SA	188,300	(320,072)	(5.0)%

Diversified REITs
Growthpoint Properties Ltd.	1,174,200	(953,496)	(14.9)%

Diversified Telecommunication Services
Telecom Italia SpA	2,395,100	(665,910)	(10.4)%

Electrical Equipment
WEG SA	108,400	(1,086,845)	(17.0)%

Electronic Equipment, Instruments & Components
Innolux Corp.	10,000	(5,089)	(0.1)%

Health Care Technology
Pro Medicus Ltd.	7,600	(935,443)	(14.6)%

Insurance
KGI Financial Holding Co. Ltd.	832,000	(433,264)	(6.7)%

Interactive Media & Services
CAR Group Ltd.	42,200	(1,091,562)	(17.1)%
SEEK Ltd.	139,700	(2,391,408)	(37.3)%

		(3,482,970)

Machinery
Alstom SA	64,800	(1,346,339)	(21.0)%
Seatrium Ltd.	46,330	(64,177)	(1.0)%

		(1,410,516)

Media
MultiChoice Group	66,700	(420,796)	(6.6)%

Metals & Mining
BlueScope Steel Ltd.	78,300	(1,195,243)	(18.6)%
China Steel Corp.	96,353	(70,272)	(1.1)%
Impala Platinum Holdings Ltd.	146,500	(821,093)	(12.8)%
Lynas Rare Earths Ltd.	336,100	(1,844,025)	(28.8)%
Mineral Resources Ltd.	54,200	(1,932,422)	(30.2)%
Northam Platinum Holdings Ltd.	100,100	(631,741)	(9.9)%

		(6,494,796)

Office REITs
Dexus	441,200	(2,302,036)	(35.9)%

Oil, Gas & Consumable Fuels
Orlen SA	130,500	(1,894,189)	(29.6)%

Semiconductors & Semiconductor Equipment
Shinko Electric Industries Co. Ltd.	16,400	(627,198)	(9.8)%

Software
WiseTech Global Ltd.	17,300	(1,638,248)	(25.6)%

	Shares	Value	% of Basket Value

Textiles, Apparel & Luxury Goods
Pou Chen Corp.	162,000	$(184,293)	(2.9)%

Trading Companies & Distributors
Seven Group Holdings Ltd.	25,900	(764,891)	(11.9)%

Water Utilities
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	27,900	(462,260)	(7.2)%

Investment Companies

Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	114,463	(12,932,030)	(201.9)%
Vanguard Intermediate-Term Corporate Bond ETF	102,576	(8,590,740)	(134.1)%

		(21,522,770)

Total Reference Entity — Short		(56,477,973)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$6,406,007

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of period end, termination dates February 15, 2028 to March 15, 2028:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Huntington Ingalls Industries, Inc.	2,700	$713,826	(6.6)%

Automobiles
Geely Automobile Holdings Ltd.	962,000	1,475,707	(13.7)%
Great Wall Motor Co. Ltd., Class H	791,500	1,453,721	(13.5)%

		2,929,428

Banks
Banco Bilbao Vizcaya Argentaria SA	93,400	1,008,932	(9.4)%
Banco do Brasil SA	131,300	657,500	(6.1)%
Bankinter SA	147,100	1,298,590	(12.0)%
BNK Financial Group, Inc.	77,800	536,513	(5.0)%
Kyushu Financial Group, Inc.	142,400	697,976	(6.5)%
Mediobanca Banca di Credito Finanziario SpA	86,700	1,481,390	(13.7)%
Nedbank Group Ltd.	56,200	970,668	(9.0)%

		6,651,569

Beverages
Budweiser Brewing Co. APAC Ltd.	725,000	956,726	(8.9)%

Biotechnology
Amgen, Inc.	2,000	644,420	(6.0)%
BeiGene Ltd.	62,600	1,100,211	(10.2)%

		1,744,631

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	81

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Broadline Retail
Magazine Luiza SA	263,600	$467,422	(4.3)%

Building Products
Belimo Holding AG, Registered Shares	1,700	1,213,647	(11.3)%

Capital Markets
CITIC Securities Co. Ltd., Class H	511,500	1,331,063	(12.4)%
Magellan Financial Group Ltd.	124,000	855,399	(7.9)%

		2,186,462

Construction & Engineering
Eiffage SA	10,100	975,313	(9.0)%
Worley Ltd.	69,400	707,269	(6.6)%

		1,682,582

Construction Materials
Cemex SAB de CV	1,806,400	1,105,491	(10.3)%

Consumer Finance
Credit Saison Co. Ltd.	22,500	564,613	(5.2)%
Synchrony Financial	23,000	1,147,240	(10.7)%

		1,711,853

Consumer Staples Distribution & Retail
Alimentation Couche-Tard, Inc.	19,000	1,050,412	(9.7)%
Coles Group Ltd.	118,200	1,473,541	(13.7)%
J Sainsbury PLC	212,800	842,123	(7.8)%
Metcash Ltd.	382,100	944,529	(8.8)%
Wal-Mart de Mexico SAB de CV	303,400	915,439	(8.5)%
Woolworths Group Ltd.	47,300	1,086,919	(10.1)%

		6,312,963

Diversified Telecommunication Services
Koninklijke KPN NV	432,700	1,767,270	(16.4)%

Electric Utilities
Cia Energetica de Minas Gerais, Preference Shares	371,690	781,220	(7.2)%
Neoenergia SA	354,700	1,281,366	(11.9)%
Transmissora Alianca de Energia Eletrica S/A	168,700	1,062,794	(9.9)%

		3,125,380

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	11,300	736,308	(6.8)%
Genius Electronic Optical Co. Ltd.	71,000	1,085,392	(10.1)%

		1,821,700

Entertainment
NetEase, Inc.	41,000	765,869	(7.1)%

Financial Services
Block, Inc.	12,200	818,986	(7.6)%

Food Products
Morinaga & Co. Ltd.	79,800	1,598,482	(14.8)%
Morinaga Milk Industry Co. Ltd.	32,300	789,167	(7.3)%
SLC Agricola SA	176,100	590,588	(5.5)%

		2,978,237

Health Care Providers & Services
Alfresa Holdings Corp.	66,100	1,045,569	(9.7)%

Hotels, Restaurants & Leisure
Evolution AB	8,100	796,660	(7.4)%
Haidilao International Holding Ltd.	606,000	1,450,309	(13.4)%

	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd.	479,200	$755,089	(7.0)%
Royal Caribbean Cruises Ltd.	3,400	603,024	(5.6)%

		3,605,082

Household Durables
Panasonic Holdings Corp.	88,900	780,965	(7.2)%

Independent Power and Renewable Electricity Producers
RWE AG	39,300	1,431,810	(13.3)%

Industrial Conglomerates
Hitachi Ltd.	30,900	819,386	(7.6)%
Honeywell International, Inc.	10,600	2,191,126	(20.3)%

		3,010,512

Insurance
Admiral Group PLC	20,400	760,410	(7.0)%
Mapfre SA	265,600	707,320	(6.6)%
Powszechny Zaklad Ubezpieczen SA	88,400	966,388	(9.0)%
Sompo Holdings, Inc.	57,000	1,284,826	(11.9)%

		3,718,944

Interactive Media & Services
Kuaishou Technology	107,800	740,723	(6.9)%

IT Services
Snowflake, Inc., Class A	8,300	953,338	(8.8)%

Machinery
Weichai Power Co. Ltd., Class H	1,015,000	1,855,156	(17.2)%

Marine Transportation
Evergreen Marine Corp. Taiwan Ltd.	148,000	940,589	(8.7)%
Orient Overseas International Ltd.	32,000	450,342	(4.2)%
U-Ming Marine Transport Corp.	484,000	853,273	(7.9)%

		2,244,204

Metals & Mining
Barrick Gold Corp.	41,800	831,395	(7.7)%
Gerdau SA, Preference Shares	269,200	945,810	(8.8)%
Gold Fields Ltd.	31,000	480,744	(4.4)%

		2,257,949

Oil, Gas & Consumable Fuels
Ultrapar Participacoes SA	313,100	1,223,042	(11.3)%

Passenger Airlines
China Airlines Ltd.	973,000	660,205	(6.1)%

Pharmaceuticals
Bristol-Myers Squibb Co.	25,700	1,329,718	(12.3)%
CSPC Pharmaceutical Group Ltd.	1,246,000	954,207	(8.9)%
Daiichi Sankyo Co. Ltd.	33,400	1,103,281	(10.2)%

		3,387,206

Professional Services
ALS Ltd.	64,200	636,446	(5.9)%

Real Estate Management & Development
New World Development Co. Ltd.	649,000	794,883	(7.4)%

Residential REITs
UNITE Group PLC (The)	120,200	1,513,819	(14.0)%

82	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
eMemory Technology, Inc.	7,000	$576,126	(5.4)%
Global Unichip Corp.	17,000	583,579	(5.4)%

		1,159,705

Software
Adobe, Inc.	2,400	1,242,672	(11.6)%
Rakus Co. Ltd.	30,600	476,619	(4.4)%
Trend Micro, Inc./Japan	9,800	581,878	(5.4)%

		2,301,169

Specialty Retail
JB Hi-Fi Ltd.	9,200	506,338	(4.7)%

Technology Hardware, Storage & Peripherals
Acer, Inc.	431,000	554,753	(5.2)%
Chicony Electronics Co. Ltd.	152,000	783,719	(7.3)%
Compal Electronics, Inc.	751,000	788,061	(7.3)%
Lenovo Group Ltd.	436,000	584,474	(5.4)%
Quanta Computer, Inc.	117,000	975,105	(9.0)%
Xiaomi Corp., Class B	216,000	608,406	(5.6)%

		4,294,518

Textiles, Apparel & Luxury Goods
Alpargatas SA, Preference Shares	478,900	613,603	(5.7)%
ANTA Sports Products Ltd.	53,400	632,141	(5.9)%
Yue Yuen Industrial Holdings Ltd.	325,000	616,135	(5.7)%

		1,861,879

Transportation Infrastructure
Transurban Group	172,700	1,560,359	(14.5)%

Total Reference Entity — Long		80,497,863

Reference Entity — Short

Common Stocks

Air Freight & Logistics
DSV A/S	5,100	(1,049,631)	9.7%

Automobiles
Guangzhou Automobile Group Co. Ltd., Class H	3,072,000	(1,195,830)	11.1%

Banks
Bank of China Ltd., Class H	3,099,000	(1,447,232)	13.4%
Bank of Communications Co. Ltd., Class H	1,958,000	(1,489,292)	13.8%
China Everbright Bank Co. Ltd., Class H	4,449,000	(1,505,248)	14.0%
Hang Seng Bank Ltd.	88,400	(1,099,888)	10.2%
Postal Savings Bank of China Co. Ltd., Class H	2,258,000	(1,334,546)	12.4%
Royal Bank of Canada	10,500	(1,310,510)	12.1%

		(8,186,716)

Beverages
Remy Cointreau SA	12,300	(958,155)	8.9%
Sapporo Holdings Ltd.	13,400	(739,366)	6.9%

		(1,697,521)

Biotechnology
Grifols SA	88,900	(1,010,333)	9.4%

Broadline Retail
Rakuten Group, Inc.	198,000	(1,277,577)	11.9%

	Shares	Value	% of Basket Value

Building Products
Xinyi Glass Holdings Ltd.	753,526	$(883,030)	8.2%

Chemicals
Clariant AG, Registered Shares	92,800	(1,406,486)	13.0%
FMC Corp.	9,300	(613,242)	5.7%
Novonesis (Novozymes), Class B	16,100	(1,159,127)	10.8%

		(3,178,855)

Construction Materials
Anhui Conch Cement Co. Ltd., Class H	596,000	(1,737,904)	16.1%

Consumer Staples Distribution & Retail
Atacadao SA	89,000	(151,282)	1.4%
Kobe Bussan Co. Ltd.	6,600	(205,843)	1.9%
Sendas Distribuidora S/A	275,600	(379,932)	3.5%
Seven & i Holdings Co. Ltd.	76,200	(1,147,393)	10.7%

		(1,884,450)

Diversified Telecommunication Services
Telecom Italia SpA/Milano	807,700	(224,565)	2.1%
Telefonica SA	274,400	(1,342,389)	12.4%

		(1,566,954)

Electric Utilities
Centrais Eletricas Brasileiras SA	134,800	(972,454)	9.0%

Electronic Equipment, Instruments & Components
Anritsu Corp.	17,900	(136,413)	1.3%
CDW Corp.	4,500	(1,018,350)	9.4%

		(1,154,763)

Entertainment
Bollore SE	136,500	(911,152)	8.5%

Food Products
Grupo Bimbo SAB de CV	198,100	(681,226)	6.3%
Lamb Weston Holdings, Inc.	19,400	(1,255,956)	11.7%
Saputo, Inc.	63,100	(1,361,891)	12.6%

		(3,299,073)

Ground Transportation
Canadian Pacific Kansas City Ltd.	22,200	(1,898,683)	17.6%
Localiza Rent a Car SA	230,036	(1,741,832)	16.2%
Norfolk Southern Corp.	7,000	(1,739,500)	16.1%

		(5,380,015)

Health Care Equipment & Supplies
Coloplast A/S, Class B	15,000	(1,955,183)	18.1%

Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	639,200	(1,035,671)	9.6%

Hotel & Resort REITs
Invincible Investment Corp.	700	(303,168)	2.8%

Hotels, Restaurants & Leisure
Entain PLC	95,000	(970,629)	9.0%

Household Durables
Sharp Corp./Japan	82,300	(547,348)	5.1%

Independent Power and Renewable Electricity Producers
China Resources Power Holdings Co. Ltd.	384,000	(1,035,175)	9.6%

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	83

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Industrial Conglomerates
Alfa SAB de CV, Class A	2,385,700	$(1,955,571)	18.1%
Grupo Carso SAB de CV	215,100	(1,327,743)	12.3%
Jardine Cycle & Carriage Ltd.	30,400	(652,162)	6.1%

		(3,935,476)

Insurance
Baloise Holding AG	4,500	(920,222)	8.5%
China Life Insurance Co. Ltd., Class H	403,000	(793,705)	7.4%
Everest Group Ltd.	1,800	(705,294)	6.5%
PICC Property & Casualty Co. Ltd., Class H	734,000	(1,086,516)	10.1%

		(3,505,737)

Life Sciences Tools & Services
Bachem Holding AG	7,000	(590,110)	5.5%
Revvity, Inc.	6,200	(792,050)	7.3%

		(1,382,160)

Machinery
CRRC Corp. Ltd., Class H	1,067,000	(694,487)	6.4%

Media
Charter Communications, Inc., Class A	4,100	(1,328,728)	12.3%

Metals & Mining
Zijin Mining Group Co. Ltd., Class H	378,000	(843,941)	7.8%

Oil, Gas & Consumable Fuels
Cosan SA	820,500	(1,973,044)	18.3%
PRIO SA/Brazil	95,500	(760,992)	7.1%

		(2,734,036)

Personal Care Products
Kobayashi Pharmaceutical Co. Ltd.	13,800	(548,857)	5.1%

Pharmaceuticals
Hypera SA	142,000	(685,537)	6.3%
UCB SA	4,700	(848,430)	7.9%

		(1,533,967)

Professional Services
Teleperformance SE	6,600	(682,773)	6.3%

Real Estate Management & Development
Henderson Land Development Co. Ltd.	189,000	(598,515)	5.6%

	Shares	Value	% of Basket Value

Real Estate Management & Development (continued)
Relo Group, Inc.	2,300	$(30,236)	0.3%
Sino Land Co. Ltd.	476,000	(519,835)	4.8%
Sun Hung Kai Properties Ltd.	87,000	(942,632)	8.7%
Wharf Holdings Ltd. (The)	539,000	(1,530,484)	14.2%

		(3,621,702)

Software
Synopsys, Inc.	1,100	(557,029)	5.2%

Specialty Retail
Sanrio Co. Ltd.	29,900	(861,723)	8.0%

Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA	5,800	(921,065)	8.6%
Swatch Group AG (The)	5,300	(1,136,461)	10.5%

		(2,057,526)

Trading Companies & Distributors
Beijer Ref AB	55,400	(912,088)	8.5%
BOC Aviation Ltd.	63,100	(521,920)	4.8%

		(1,434,008)

Transportation Infrastructure
SATS Ltd.	489,900	(1,376,160)	12.8%

Wireless Telecommunication Services
SoftBank Corp.	465,000	(607,100)	5.6%
T-Mobile U.S., Inc.	5,400	(1,114,344)	10.4%

		(1,721,444)

Investment Companies

Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	59,482	(6,720,276)	62.3%
iShares Preferred & Income Securities ETF	436,500	(14,504,895)	134.6%

		(21,225,171)

Total Reference Entity — Short		(91,278,357)

Net Value of Reference Entity — Merrill Lynch International		$(10,780,494)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swap/Options Premiums Paid	Swap/Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$27,165,358	$(2,621,570)	$1,904,801	$(17,089,836)	$—
OTC Swaps	2,874,291	(2,907,660)	2,259,522	(5,302,135)	—
Options Written	N/A	(38,544,200)	7,618,421	(20,958,528)	(51,884,307)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

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Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$69,878	$—	$3,796,085	$—	$3,865,963
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	5,856,293	—	—	5,856,293
Options purchased
Investments at value — unaffiliated(b)	—	—	—	4,382,514	31,466,373	—	35,848,887
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	506,437	—	—	707,339	691,025	1,904,801
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	3,664,881	1,159,189	—	296,794	—	5,120,864

	$—	$4,171,318	$1,229,067	$10,238,807	$36,266,591	$691,025	$52,596,808

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$89,648	$—	$573,301	$—	$5,605,897	$—	$6,268,846
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	16,248,932	—	—	16,248,932
Options written
Options written at value	—	—	—	551,392	51,332,915	—	51,884,307
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	23,500	—	—	16,285,311	781,025	17,089,836
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	5,384,185	2,003,415	—	809,246	—	8,196,846

	$89,648	$5,407,685	$2,576,716	$16,800,324	$74,033,369	$781,025	$99,688,767

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss)

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the period October 1, 2023 through September 13, 2024, the effect of derivative financial instruments allocated from the Master Portfolio in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$(9,261)	$—	$(1,749,999)	$—	$75,331,238	$—	$73,571,978
Forward foreign currency exchange contracts	—	—	—	7,432,717	—	—	7,432,717
Options purchased(a)	—	—	4,193,102	(11,069,997)	(84,038,684)	—	(90,915,579)
Options written	—	—	530,707	5,118,041	72,972,739	—	78,621,487
Swaps	—	1,069,490	(4,408,839)	—	(27,419,669)	3,568,799	(27,190,219)

	$(9,261)	$1,069,490	$(1,435,029)	$1,480,761	$36,845,624	$3,568,799	$41,520,384

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(94,745)	$—	$(1,085,245)	$—	$30,140,779	$—	$28,960,789
Forward foreign currency exchange contracts	—	—	—	(9,755,716)	—	—	(9,755,716)
Options purchased(b)	—	—	397,920	(994,270)	(23,398,018)	—	(23,994,368)
Options written	$—	$—	$(56,897)	$232,930	$27,239,548	$—	$27,415,581
Swaps	—	10,264,673	(2,552,865)	—	(15,192,429)	(906,343)	(8,386,964)

	$(94,745)	$10,264,673	$(3,297,087)	$(10,517,056)	$18,789,880	$(906,343)	$14,239,322

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	85

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

For the period September 16, 2024 through September 30, 2024, the effect of the Fund’s derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,099,001	$—	$389,753	$—	$1,488,754
Forward foreign currency exchange contracts	—	—	—	(5,812,600)	—	—	(5,812,600)
Options purchased(a)	—	—	—	(115,114)	(3,348,111)	—	(3,463,225)
Options written	—	—	—	—	8,745,554	—	8,745,554
Swaps	—	8,939,655	(22,870)	—	(12,997,942)	—	(4,081,157)

	$—	$8,939,655	$1,076,131	$(5,927,714)	$(7,210,746)	$—	$(3,122,674)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$5,097	$—	$(726,325)	$—	$(25,385,076)	$—	$(26,106,304)
Forward foreign currency exchange contracts	—	—	—	(673,979)	—	—	(673,979)
Options purchased(b)	—	—	—	(487,048)	4,352,974	—	3,865,926
Options written	—	—	—	(125,884)	4,083,778	—	3,957,894
Swaps	—	(8,413,140)	202,528	—	240,076	(167,329)	(8,137,865)

	$5,097	$(8,413,140)	$(523,797)	$(1,286,911)	$(16,708,248)	$(167,329)	$(27,094,328)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$3,654,533,800
Average notional value of contracts — short	$1,875,230,348
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$723,006,064
Average amounts sold — in USD	$232,124,507
Options:
Average value of option contracts purchased	$15,176,438
Average value of option contracts written	$9,361,858
Average notional value of swaption contracts purchased	$2,281,130,201
Average notional value of swaption contracts written	$4,798,359,367
Credit default swaps
Average notional value — buy protection	$315,817,734
Average notional value — sell protection	$304,109,761
Total return swaps
Average notional amount	$119,152,477
Interest rate swaps
Average notional value — pays fixed rate	$9,830,082,181
Average notional value — received fixed rate	$781,341,400
Inflation swaps
Average notional amount — pays	$45,620,733
Average notional amount — receives	$45,093,986

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Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

For the period October 1, 2023 through September 13, 2024, the average quarterly balances of outstanding derivative financial instruments were as follows:

Futures contracts
Average notional value of contracts — long	$3,326,582,699
Average notional value of contracts — short	$1,611,908,956
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$690,860,051
Average amounts sold — in USD	$549,701,789
Options:
Average value of option contracts purchased	$14,575,946
Average value of option contracts written	$9,448,718
Average notional value of swaption contracts purchased	$2,793,859,951
Average notional value of swaption contracts written	$4,952,754,261
Credit default swaps
Average notional value — buy protection	$315,573,037
Average notional value — sell protection	$302,513,511
Total return swaps
Average notional amount	$119,152,477
Interest rate swaps
Average notional value — pays fixed rate	$9,946,862,397
Average notional value — received fixed rate	$849,962,260
Inflation swaps
Average notional amount — pays	$45,431,529
Average notional amount — receives	$45,093,986

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments
Futures contracts	$1,579,573		$13,867,834
Forward foreign currency exchange contracts	5,856,293		16,248,932
Options	35,848,887	(a)	51,884,307
Swaps — centrally cleared	—		265,386
Swaps — OTC(b)	5,133,813		8,209,795

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$48,418,566		$90,476,254

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(32,645,510)		(38,024,226)

Total derivative assets and liabilities subject to an MNA	$15,773,056		$52,452,028

(a)

Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Bank of America N.A.	$2,902,368	$(2,902,368)	$—	$—	$—
Bank of New York Mellon	1,548,582	(80,690)	—	(460,000)	1,007,892
Barclays Bank PLC	1,498,287	(1,498,287)	—	—	—
BNP Paribas S.A.	736,184	(736,184)	—	—	—
Citibank N.A.	2,710,423	(2,710,423)	—	—	—
Citigroup Global Markets, Inc.	329,160	—	—	—	329,160
Commonwealth Bank of Australia	12,636	(8,643)	—	—	3,993
Deutsche Bank AG	183,937	(183,937)	—	—	—
Goldman Sachs International	2,001,161	(2,001,161)	—	—	—
HSBC Bank PLC	782,173	(221,454)	—	—	560,719

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	87

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
J.P. Morgan Securities LLC	$5,406	$(5,406)	$—	$—	$—
JPMorgan Chase Bank N.A.	354,477	(354,477)	—	—	—
Merrill Lynch International	877,946	—	—	—	877,946
Morgan Stanley & Co. International PLC	1,240,815	(1,240,815)	—	—	—
Royal Bank of Canada	191,247	—	—	—	191,247
Societe Generale SA	8,319	—	—	—	8,319
Standard Chartered Bank	38,678	(38,678)	—	—	—
State Street Bank and Trust Co.	55,444	(55,444)	—	—	—
TD Securities, Inc.	79,108	(79,108)	—	—	—
UBS AG	216,705	(216,705)	—	—	—

	$15,773,056	$(12,333,780)	$—	$(460,000)	$2,979,276

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Australia & New Zealand Banking Group Ltd.	$1,521	$—	$—	$—	$1,521
Bank of America N.A.	17,082,330	(2,902,368)	(12,039,438)	(2,140,524)	—
Bank of New York Mellon	80,690	(80,690)	—	—	—
Barclays Bank PLC	11,825,137	(1,498,287)	(10,326,850)	—	—
BNP Paribas S.A.	1,222,825	(736,184)	(486,641)	—	—
Citibank N.A.	4,388,513	(2,710,423)	(1,678,090)	—	—
Commonwealth Bank of Australia	8,643	(8,643)	—	—	—
Deutsche Bank AG	3,625,623	(183,937)	(3,441,686)	—	—
Goldman Sachs International	3,573,026	(2,001,161)	(1,571,865)	—	—
HSBC Bank PLC	221,454	(221,454)	—	—	—
J.P. Morgan Securities LLC	34,907	(5,406)	—	—	29,501
JPMorgan Chase Bank N.A.	5,163,012	(354,477)	(1,387,335)	—	3,421,200
Morgan Stanley & Co. International PLC	1,525,642	(1,240,815)	—	—	284,827
NatWest Markets PLC	65,284	—	—	—	65,284
Standard Chartered Bank	42,261	(38,678)	—	—	3,583
State Street Bank and Trust Co.	3,096,904	(55,444)	—	—	3,041,460
TD Securities, Inc.	87,629	(79,108)	—	—	8,521
UBS AG	406,627	(216,705)	—	—	189,922

	$52,452,028	$(12,333,780)	$(30,931,905)	$(2,140,524)	$7,045,819

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,204,627,939	$21,539,348	$2,226,167,287
Common Stocks
Aerospace & Defense	—	12,141	5,950,560	5,962,701

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Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Banks	$13,548,987	$—	$—	$13,548,987
Capital Markets	—	919,312	29,533	948,845
Construction & Engineering	312,906	—	—	312,906
Consumer Staples Distribution & Retail	3,894,145	—	—	3,894,145
Diversified Telecommunication Services	2,838,275	—	—	2,838,275
Electrical Equipment	—	—	—	—
Energy Equipment & Services	3,887,830	—	—	3,887,830
Entertainment	2,005,167	690,556	—	2,695,723
Financial Services	—	521,308	13,871,000	14,392,308
Health Care Providers & Services	848,048	—	—	848,048
Hotel & Resort REITs	2,755,210	—	—	2,755,210
Hotels, Restaurants & Leisure	10,086,473	88,998	—	10,175,471
Household Durables	895,807	—	—	895,807
Industrial REITs	287,498	—	—	287,498
Machinery	—	830,603	—	830,603
Media	911,433	—	—	911,433
Metals & Mining	16,087,191	—	—	16,087,191
Mortgage Real Estate Investment Trusts (REITs)	10,133,261	—	—	10,133,261
Oil, Gas & Consumable Fuels	3,733,886	—	5,616,123	9,350,009
Real Estate Management & Development	2,159,847	—	—	2,159,847
Residential REITs	4,871,098	—	—	4,871,098
Software	—	209,584	—	209,584
Textiles, Apparel & Luxury Goods	1,715,552	—	—	1,715,552
Corporate Bonds	—	4,789,803,204	157,472,285	4,947,275,489
Fixed Rate Loan Interests	—	—	37,276,835	37,276,835
Floating Rate Loan Interests	—	83,172,248	143,248,120	226,420,368
Foreign Agency Obligations	—	23,438,633	—	23,438,633
Foreign Government Obligations	—	1,074,112,714	—	1,074,112,714
Investment Companies	5,087,376	—	—	5,087,376
Municipal Bonds	—	122,079,424	—	122,079,424
Non-Agency Mortgage-Backed Securities	—	1,971,527,149	53,444,000	2,024,971,149
Preferred Securities	—	11,787,133	56,306,650	68,093,783
U.S. Government Sponsored Agency Securities	—	7,152,330,218	—	7,152,330,218
U.S. Treasury Obligations	—	3,797,211,756	—	3,797,211,756
Warrants
Automobile Components	13,285	—	—	13,285
Automobiles	—	22	—	22
Banks	—	2,234,151	—	2,234,151
Capital Markets	—	—	8,262	8,262
Financial Services	—	2,190	—	2,190
Hotels, Restaurants & Leisure	—	—	124,041	124,041
Machinery	8,024	—	—	8,024
Oil, Gas & Consumable Fuels	—	—	413,941	413,941
Passenger Airlines	—	1,332	—	1,332
Real Estate Management & Development	335	—	—	335
Software	—	—	2,070,951	2,070,951
Specialty Retail	24,435	—	1,423,139	1,447,574
Trading Companies & Distributors	22,675	—	—	22,675
Short-Term Securities
Money Market Funds	1,086,732,398	—	—	1,086,732,398
Options Purchased
Foreign Currency Exchange Contracts	—	4,382,514	—	4,382,514
Interest Rate Contracts	31,065,937	400,436	—	31,466,373
Unfunded Floating Rate Loan Interests	—	—	60,330	60,330

Liabilities
TBA Sale Commitments	—	(1,972,212,707)	—	(1,972,212,707)
Unfunded Floating Rate Loan Interests	—	—	(744)	(744)

	$1,203,927,079	$19,268,170,858	$498,854,374	$20,970,952,311

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,297,027	$—	$1,297,027

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	89

Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Assets
Equity Contracts	$69,878	$1,159,189	$—	$1,229,067
Foreign Currency Exchange Contracts	—	5,856,293	—	5,856,293
Interest Rate Contracts	3,796,085	1,004,133	—	4,800,218
Other Contracts	—	691,025	—	691,025
Liabilities
Commodity Contracts	(89,648)	—	—	(89,648)
Credit Contracts	—	(2,500,025)	—	(2,500,025)
Equity Contracts	(573,301)	(2,003,415)	—	(2,576,716)
Foreign Currency Exchange Contracts	—	(16,800,324)	—	(16,800,324)
Interest Rate Contracts	(29,496,903)	(44,536,466)	—	(74,033,369)
Other Contracts	—	(781,025)	—	(781,025)

	$(26,293,889)	$(56,613,588)	$—	$(82,907,477)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund and/or the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Investment Companies
Assets
Opening Balance, as of September 30, 2023	$18,670,200	$4,720,839	$103,107,859	$7,240,690	$193,563,637	$2,580,111
Transfers into Level 3	—	—	148	—	235,106	—
Transfers out of Level 3	—	—	—	—	3,484,266	—
Other(a)	—	2,580,111	—	15,349,632	(15,349,632)	(2,580,111)
Accrued discounts/premiums	—	—	576,673	64,350	159,116	—
Net realized gain (loss)	—	898,026	235,774	92,577	(416,421)	—
Net change in unrealized appreciation (depreciation)(b)	1,369,148	1,062,548	(114,917)	1,503,588	(6,470,315)	—
Purchases	1,500,000	17,104,112	85,481,257	18,167,758	71,464,231	—
Sales	—	(898,420)	(31,814,509)	(5,141,760)	(103,421,868)	—

Closing Balance, as of September 30, 2024	$21,539,348	$25,467,216	$157,472,285	$37,276,835	$143,248,120	$—

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(b)	$1,369,148	$1,384,962	$(717,827)	$1,503,588	$(10,558,736)	$—

	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Total
Assets
Opening Balance, as of September 30, 2023	$87,351,455	$30,752,892	$1,602,947	$449,590,630
Transfers into Level 3	—	—	3,210	238,464
Transfers out of Level 3	(10,629,624)	—	—	(7,145,358)
Other(a)	—	—	—	—
Accrued discounts/premiums	522,371	—	—	1,322,510
Net realized gain (loss)	(2,005)	(644,833)	(70,789)	92,329
Net change in unrealized appreciation (depreciation)(b)	1,157,310	6,796,751	2,615,469	7,919,582
Purchases	112,812	21,257,919	5	215,088,094
Sales	(25,068,319)	(1,856,079)	(110,508)	(168,311,463)

Closing Balance, as of September 30, 2024	$53,444,000	$56,306,650	$4,040,334	$498,794,788

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(b)	$1,064,206	$6,223,814	$2,596,360	$2,865,515

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Consolidated Schedule of Investments (continued) September 30, 2024	BlackRock Total Return Fund

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2023	$(423,460)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)	483,046
Purchases	—
Sales	—

Closing Balance, as of September 30, 2024	$59,586

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(b)	$298,753

(a)	Certain Level 3 investments were re-classified between Fixed Rate Loan Interests, Floating Rate Loan Interests, Common Stocks and Investment Companies.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $68,243,708. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset Backed Securities	$20,039,348	Income	Discount Rate	7%	—
Non-Agency Mortgage-Backed Securities	9,856,157	Income	Discount Rate	10%	—
Common Stocks	25,467,215	Market	Volatility	75%	—
			Time to Exit	5.6 years	—
			EBITDA Multiple	12.38x -14.94x	13.15x
		Income	Discount Rate	10% - 12%	10%
Corporate Bonds	157,472,280	Income	Discount Rate	3% - 16%	10%
		Market	Revenue Multiple	5.36x	—
Floating Rate Loan Interests	125,138,406	Income	Discount Rate	6% - 14%	10%
			Estimated Recovery Value	1% - 44%	43%
		Market	EBITDA Multiple	15.00x	—
Fixed Rate Loan Interests	32,290,277	Income	Discount Rate	7% - 12%	7%
Preferred Stock	56,306,650	Income	Discount Rate	10% - 14%	12%
		Market	Revenue Multiple	3.25x-10.25x	9.73x
			EBITDA Multiple	7.00x	—
			Volatility	30% -90%	52%
			Time to Exit	2.0 - 3.4 years	3.0 years
Warrants(b)	4,040,333	Market	Revenue Multiple	3.25x-10.25x	9.08x
			Volatility	49% - 59%	50%
			Time to Exit	0.8 years	—
		Income	Discount Rate	12%	—

	$430,610,666

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

The fund valued certain of its Level 3 Warrants using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $124,041 as of September 30, 2024.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E S O F I N V E S T M E N T S	91

Consolidated Statement of Assets and Liabilities

September 30, 2024

BlackRock Total Return Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$21,851,285,658
Investments, at value — affiliated(c)	1,091,819,774
Cash	4,887,933
Cash pledged:
Collateral — exchange-traded options written	10,000
Collateral — OTC derivatives	2,140,524
Futures contracts	55,474,010
Centrally cleared swaps	67,437,000
Foreign currency, at value(d)	60,725,613
Receivables:
Investments sold	13,590,161
Options written	4,536,668
Securities lending income — affiliated	316
Swaps	18,052,585
TBA sale commitments	1,979,372,924
Capital shares sold	100,319,316
Interest — unaffiliated	159,729,598
From the Manager	374,386
Variation margin on futures contracts	1,579,573
Swap premiums paid	2,874,291
Unrealized appreciation on:
Forward foreign currency exchange contracts	5,856,293
OTC swaps	2,259,522
Unfunded floating rate loan interests	60,330
Prepaid expenses	238,099

Total assets	25,422,624,574

LIABILITIES
Cash received:
Collateral — OTC derivatives	928,427
Collateral — TBA commitments	440,000
Centrally cleared swaps	370
Collateral on securities loaned	11,650,875
Options written, at value(e)	51,884,307
TBA sale commitments, at value(f)	1,972,212,707
Payables:
Investments purchased	3,100,827,826
Swaps	21,602,348
Capital shares redeemed	79,744,759
Income dividend distributions	8,709,404
Investment advisory fees	5,558,532
Directors’ and Officer’s fees	426,641
Other accrued expenses	1,137,764
Other affiliate fees	88,438
Professional fees	156,459
Registration fees	1,026,470
Service and distribution fees	329,067
Variation margin on futures contracts	13,867,834
Variation margin on centrally cleared swaps	265,386
Swap premiums received	2,907,660
Unrealized depreciation on:
Forward foreign currency exchange contracts	16,248,932
OTC swaps	5,302,135
Unfunded floating rate loan interests	744

Total liabilities	5,295,317,085

Commitments and contingent liabilities

NET ASSETS	$20,127,307,489

92	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Statement of Assets and Liabilities (continued)

September 30, 2024

BlackRock Total Return Fund

NET ASSETS CONSIST OF:
Paid-in capital	$22,982,867,239
Accumulated loss	(2,855,559,750)

NET ASSETS	$20,127,307,489

(a) Investments, at cost — unaffiliated	$22,252,050,278
(b) Securities loaned, at value	$11,373,789
(c) Investments, at cost — affiliated	$1,091,804,052
(d) Foreign currency, at cost	$61,599,178
(e) Premiums received	$38,544,200
(f) Proceeds from TBA sale commitments	$1,979,372,924

C O N S O L I D A T E D S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	93

Consolidated Statement of Assets and Liabilities (continued)

September 30, 2024

BlackRock Total Return Fund
NET ASSET VALUE

Institutional
Net assets	$11,315,504,170

Shares outstanding	1,111,317,129

Net asset value	$10.18

Shares authorized	1.6 billion

Par value	$0.10

Service
Net assets	$38,544,199

Shares outstanding	3,784,775

Net asset value	$10.18

Shares authorized	50 million

Par value	$0.10

Investor A
Net assets	$1,316,589,572

Shares outstanding	129,251,977

Net asset value	$10.19

Shares authorized	450 million

Par value	$0.10

Investor A1
Net assets	$15,731,764

Shares outstanding	1,545,723

Net asset value	$10.18

Shares authorized	50 million

Par value	$0.10

Investor C
Net assets	$36,125,913

Shares outstanding	3,549,341

Net asset value	$10.18

Shares authorized	100 million

Par value	$0.10

Class K
Net assets	$7,332,440,794

Shares outstanding	720,212,506

Net asset value	$10.18

Shares authorized	1 billion

Par value	$0.10

Class R
Net assets	$72,371,077

Shares outstanding	7,103,821

Net asset value	$10.19

Shares authorized	250 million

Par value	$0.10

See notes to consolidated financial statements.

94	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Statement of Operations

Year Ended September 30, 2024

BlackRock Total Return Fund

INVESTMENT INCOME
Dividends — unaffiliated	$1,394,646
Dividends — affiliated	2,126,559
Interest — unaffiliated	38,410,823
Securities lending income — affiliated — net	316
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	1,789,024
Dividends — affiliated	27,792,857
Interest — unaffiliated	884,834,855
Securities lending income — affiliated — net	160,841
Foreign taxes withheld	(74,088)
Expenses	(11,916,027)
Fees waived	376,195

Total investment income	944,896,001

EXPENSES
Investment advisory	54,224,171
Transfer agent — class specific	12,487,078
Service and distribution — class specific	3,952,859
Registration	417,712
Printing and postage	170,258
Custodian	166,706
Professional	41,440
Accounting services	27,786
Directors and Officer	24,684
Miscellaneous	424,550

Total expenses	71,937,244
Less:
Fees waived and/or reimbursed by the Manager	(52,192)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,782,428)

Total expenses after fees waived and/or reimbursed	70,102,624

Net investment income	874,793,377

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	16,538,071
Investments — affiliated	14,941
Options written	8,745,554
Futures contracts	1,488,754
Forward foreign currency exchange contracts	(5,812,600)
Foreign currency transactions	1,076,411
Swaps	(4,081,157)
Net realized gain (loss) allocated from the Master Portfolio:
Investments — unaffiliated(b)	(272,245,130)
Investments — affiliated	3,046,542
Options written	78,621,487
Futures contracts	73,571,978
Forward foreign currency exchange contracts	7,432,717
Foreign currency transactions	(11,164,085)
Payments by affiliates	26,690
Swaps	(27,190,219)

$(129,930,046)

C O N S O L I D A T E D S T A T E M E N T O F O P E R A T I O N S	95

Consolidated Statement of Operations (continued)

Year Ended September 30, 2024

BlackRock Total Return Fund

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	$(164,020,726)
Investments — affiliated	(1,031)
Options written	3,957,894
Futures contracts	(26,106,304)
Forward foreign currency exchange contracts	(673,979)
Foreign currency translations	9,007,048
Swaps	(8,137,865)
Net change in unrealized appreciation (depreciation) allocated from the Master Portfolio:
Investments — unaffiliated	1,492,605,646
Investments — affiliated	1,286,712
Options written	27,415,581
Futures contracts	28,960,789
Forward foreign currency exchange contracts	(9,755,716)
Foreign currency translations	19,092,183
Swaps	(8,386,964)
Unfunded floating rate loan interests	483,068

1,365,726,336

Net realized and unrealized gain	1,235,796,290

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,110,589,667

(a) Net of foreign capital gain tax of	$(23,364)
(b) Net of foreign capital gain tax of	$(95,379)

See notes to consolidated financial statements.

96	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Total Return Fund

	Year Ended 09/30/24(a)	Year Ended 09/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$874,793,377	$709,208,126
Net realized loss	(129,930,046)	(1,106,283,552)
Net change in unrealized appreciation (depreciation)	1,365,726,336	570,178,841

Net increase in net assets resulting from operations	2,110,589,667	173,103,415

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain:
Institutional	(482,984,458)	(349,245,498)
Service	(1,616,783)	(1,408,690)
Investor A	(54,049,354)	(45,920,335)
Investor A1	(709,072)	(703,801)
Investor C	(1,413,948)	(1,382,997)
Class K	(318,861,885)	(255,446,599)
Class R	(2,863,354)	(2,103,389)
Return of capital:
Institutional	—	(22,267,190)
Service	—	(89,815)
Investor A	—	(2,927,788)
Investor A1	—	(44,873)
Investor C	—	(88,177)
Class K	—	(16,286,761)
Class R	—	(134,108)

Decrease in net assets resulting from distributions to shareholders	(862,498,854)	(698,050,021)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,359,076,595	1,381,778,602

NET ASSETS
Total increase in net assets	2,607,167,408	856,831,996
Beginning of year	17,520,140,081	16,663,308,085

End of year	$20,127,307,489	$17,520,140,081

(a)	Consolidated Statements of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	97

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Return Fund

	Institutional

	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of year	$9.51		$9.76		$11.96		$12.53		$11.95

Net investment income(b)	0.46		0.41		0.25		0.23		0.28
Net realized and unrealized gain (loss)	0.67		(0.26)		(2.13)		(0.07)		0.60

Net increase (decrease) from investment operations	1.13		0.15		(1.88)		0.16		0.88

Distributions(c)
From net investment income	(0.46)		(0.38)		(0.25)		(0.24)		(0.30)
From net realized gain	—		—		(0.07)		(0.49)		—
Return of capital	—		(0.02)		—		—		—

Total distributions	(0.46)		(0.40)		(0.32)		(0.73)		(0.30)

Net asset value, end of year	$10.18		$9.51		$9.76		$11.96		$12.53

Total Return(d)
Based on net asset value	12.13	%(e)	1.41%		(15.99)%		1.25%		7.51	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.46	%(h)	0.45	%(i)	0.47	%(i)	0.47	%(i)	0.47	%(j)

Total expenses after fees waived and/or reimbursed	0.44	%(h)	0.44	%(i)	0.45	%(i)	0.45	%(i)	0.44	%(j)

Net investment income	4.72	%(h)	4.08	%(i)	2.30	%(i)	1.88	%(i)	2.32	%(j)

Supplemental Data
Net assets, end of year (000)	$11,315,504		$9,557,512		$8,809,121		$9,915,659		$9,067,527

Portfolio turnover rate(k)(l)	471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 13, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate (excluding MDRs)(k)	292%	171%	42%	161%	274%	241%

See notes to consolidated financial statements.

98	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Service

	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of year	$9.51		$9.77		$11.96		$12.54		$11.95

Net investment income(b)	0.43		0.37		0.22		0.19		0.26
Net realized and unrealized gain (loss)	0.67		(0.26)		(2.12)		(0.08)		0.60

Net increase (decrease) from investment operations	1.10		0.11		(1.90)		0.11		0.86

Distributions(c)
From net investment income	(0.43)		(0.35)		(0.22)		(0.20)		(0.27)
From net realized gain	—		—		(0.07)		(0.49)		—
Return of capital	—		(0.02)		—		—		—

Total distributions	(0.43)		(0.37)		(0.29)		(0.69)		(0.27)

Net asset value, end of year	$10.18		$9.51		$9.77		$11.96		$12.54

Total Return(d)
Based on net asset value	11.79	%(e)	1.00%		(16.17)%		0.86%		7.28	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.77	%(h)	0.79	%(i)	0.80	%(i)	0.80	%(i)	0.74	%(j)

Total expenses after fees waived and/or reimbursed	0.75	%(h)	0.75	%(i)	0.76	%(i)	0.76	%(i)	0.74	%(j)

Net investment income	4.40	%(h)	3.75	%(i)	1.98	%(i)	1.57	%(i)	2.15	%(j)

Supplemental Data
Net assets, end of year (000)	$38,544		$36,341		$42,155		$55,378		$57,849

Portfolio turnover rate(k)(l)	471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 13, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate (excluding MDRs)(k)	292%	171%	42%	161%	274%	241%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A

	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of year	$9.51		$9.77		$11.96		$12.54		$11.96

Net investment income(b)	0.43		0.38		0.22		0.19		0.25
Net realized and unrealized gain (loss)	0.68		(0.27)		(2.12)		(0.08)		0.60

Net increase (decrease) from investment operations	1.11		0.11		(1.90)		0.11		0.85

Distributions(c)
From net investment income	(0.43)		(0.35)		(0.22)		(0.20)		(0.27)
From net realized gain	—		—		(0.07)		(0.49)		—
Return of capital	—		(0.02)		—		—		—

Total distributions	(0.43)		(0.37)		(0.29)		(0.69)		(0.27)

Net asset value, end of year	$10.19		$9.51		$9.77		$11.96		$12.54

Total Return(d)
Based on net asset value	11.90	%(e)	1.01%		(16.16)%		0.87%		7.16	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.74	%(h)	0.74	%(i)	0.76	%(i)	0.74	%(i)	0.76	%(j)

Total expenses after fees waived and/or reimbursed	0.74	%(h)	0.74	%(i)	0.76	%(i)	0.74	%(i)	0.76	%(j)

Net investment income	4.42	%(h)	3.78	%(i)	1.98	%(i)	1.58	%(i)	2.02	%(j)

Supplemental Data
Net assets, end of year (000)	$1,316,590		$1,237,078		$1,330,459		$1,822,670		$2,147,025

Portfolio turnover rate(k)(l)	471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 13, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate (excluding MDRs)(k)	292%	171%	42%	161%	274%	241%

See notes to consolidated financial statements.

100	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A1

	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of year	$9.50		$9.76		$11.95		$12.53		$11.95

Net investment income(b)	0.45		0.39		0.24		0.21		0.27
Net realized and unrealized gain (loss)	0.67		(0.27)		(2.13)		(0.08)		0.60

Net increase (decrease) from investment operations	1.12		0.12		(1.89)		0.13		0.87

Distributions(c)
From net investment income	(0.44)		(0.36)		(0.23)		(0.22)		(0.29)
From net realized gain	—		—		(0.07)		(0.49)		—
Return of capital	—		(0.02)		—		—		—

Total distributions	(0.44)		(0.38)		(0.30)		(0.71)		(0.29)

Net asset value, end of year	$10.18		$9.50		$9.76		$11.95		$12.53

Total Return(d)
Based on net asset value	12.08	%(e)	1.15%		(16.04)%		1.02%		7.35	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.68	%(h)	0.71	%(i)	0.70	%(i)	0.68	%(i)	0.61	%(j)

Total expenses after fees waived and/or reimbursed	0.59	%(h)	0.59	%(i)	0.60	%(i)	0.60	%(i)	0.59	%(j)

Net investment income	4.57	%(h)	3.90	%(i)	2.19	%(i)	1.73	%(i)	2.22	%(j)

Supplemental Data
Net assets, end of year (000)	$15,732		$16,619		$20,124		$21,957		$24,443

Portfolio turnover rate(k)(l)	471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 13, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate (excluding MDRs)(k)	292%	171%	42%	161%	274%	241%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C

	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of year	$9.50		$9.76		$11.95		$12.53		$11.95

Net investment income(b)	0.36		0.30		0.14		0.11		0.16
Net realized and unrealized gain (loss)	0.68		(0.26)		(2.12)		(0.08)		0.60

Net increase (decrease) from investment operations	1.04		0.04		(1.98)		0.03		0.76

Distributions(c)
From net investment income	(0.36)		(0.28)		(0.14)		(0.12)		(0.18)
From net realized gain	—		—		(0.07)		(0.49)		—
Return of capital	—		(0.02)		—		—		—

Total distributions	(0.36)		(0.30)		(0.21)		(0.61)		(0.18)

Net asset value, end of year	$10.18		$9.50		$9.76		$11.95		$12.53

Total Return(d)
Based on net asset value	11.14	%(e)	0.30%		(16.76)%		0.16%		6.44	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	1.50	%(h)	1.49	%(i)	1.48	%(i)(j)	1.47	%(i)	1.49	%(k)

Total expenses after fees waived and/or reimbursed	1.44	%(h)	1.44	%(i)	1.46	%(i)(j)	1.45	%(i)	1.44	%(k)

Net investment income	3.71	%(h)	3.06	%(i)	1.23	%(i)	0.89	%(i)	1.36	%(k)

Supplemental Data
Net assets, end of year (000)	$36,126		$42,501		$56,468		$100,462		$140,034

Portfolio turnover rate(l)(m)	471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 13, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.46% and 1.44%, respectively.
(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(l)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(m)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate (excluding MDRs)(l)	292%	171%	42%	161%	274%	241%

See notes to consolidated financial statements.

102	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class K

	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of year	$9.50		$9.76		$11.96		$12.53		$11.95

Net investment income(b)	0.47		0.41		0.26		0.24		0.29
Net realized and unrealized gain (loss)	0.67		(0.26)		(2.13)		(0.07)		0.60

Net increase (decrease) from investment operations	1.14		0.15		(1.87)		0.17		0.89

Distributions(c)
From net investment income	(0.46)		(0.39)		(0.26)		(0.25)		(0.31)
From net realized gain	—		—		(0.07)		(0.49)		—
Return of capital	—		(0.02)		—		—		—

Total distributions	(0.46)		(0.41)		(0.33)		(0.74)		(0.31)

Net asset value, end of year	$10.18		$9.50		$9.76		$11.96		$12.53

Total Return(d)
Based on net asset value	12.33	%(e)	1.38%		(15.93)%		1.32%		7.59	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.37	%(h)	0.37	%(i)	0.38	%(i)	0.38	%(i)	0.37	%(j)

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.37	%(i)	0.38	%(i)	0.38	%(i)	0.37	%(j)

Net investment income	4.79	%(h)	4.16	%(i)	2.37	%(i)	1.94	%(i)	2.41	%(j)

Supplemental Data
Net assets, end of year (000)	$7,332,441		$6,563,237		$6,340,122		$8,472,180		$7,491,107

Portfolio turnover rate(k)(l)	471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 13, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate (excluding MDRs)(k)	292%	171%	42%	161%	274%	241%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class R

	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of year	$9.51		$9.77		$11.96		$12.54		$11.96

Net investment income(b)	0.41		0.35		0.19		0.16		0.22
Net realized and unrealized gain (loss)	0.67		(0.27)		(2.13)		(0.08)		0.59

Net increase (decrease) from investment operations	1.08		0.08		(1.94)		0.08		0.81

Distributions(c)
From net investment income	(0.40)		(0.32)		(0.18)		(0.17)		(0.23)
From net realized gain	—		—		(0.07)		(0.49)		—
Return of capital	—		(0.02)		—		—		—

Total distributions	(0.40)		(0.34)		(0.25)		(0.66)		(0.23)

Net asset value, end of year	$10.19		$9.51		$9.77		$11.96		$12.54

Total Return(d)
Based on net asset value	11.59	%(e)	0.72%		(16.40)%		0.57%		6.88	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	1.04	%(h)	1.05	%(i)	1.06	%(i)	1.05	%(i)	1.04	%(j)

Total expenses after fees waived and/or reimbursed	1.03	%(h)	1.03	%(i)	1.04	%(i)	1.04	%(i)	1.03	%(j)

Net investment income	4.13	%(h)	3.48	%(i)	1.71	%(i)	1.29	%(i)	1.80	%(j)

Supplemental Data
Net assets, end of year (000)	$72,371		$66,850		$64,860		$85,906		$85,550

Portfolio turnover rate(k)(l)	471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 13, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate (excluding MDRs)(k)	292%	171%	42%	161%	274%	241%

See notes to consolidated financial statements.

104	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements

1. ORGANIZATION

BlackRock Bond Fund, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Total Return Fund (the “Fund”) is a series of the Corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

The Board of Directors of the Corporation are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Prior to September 16, 2024, the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC (the “Master LLC”) and an affiliate of the Fund, which had the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflected the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund was directly affected by the performance of the Master Portfolio. As of September 16, 2024, the Fund owned 100% of the Master Portfolio. For the period October 1, 2023 to September 16, 2024, the Master Portfolio allocated $902,963,657, $(147,900,020) and $1,551,701,299 from net investment income, net realized losses and net change in unrealized appreciation (depreciation), respectively, to the Fund.

On September 16, 2024, the Fund ceased to invest in the Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund. The Fund received net assets of $20,147,557,834, which included net unrealized depreciation of $(257,176,897) in exchange for its ownership in the Master Portfolio. The cost basis for the investments received from the Master Portfolio was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The change into a stand-alone structure did not result in a change in net assets of the Fund and did not create a taxable event for the Fund or its shareholders.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Master Total Return Portfolio II, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $267,000, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.

The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Master Total Return Portfolio Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. Taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $6,116,913, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

The Fund, together with certain other registered investment companies advised by the Manager its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	105

Notes to Consolidated Financial Statements (continued)

results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Prior to September 16, 2024, for financial reporting purposes, the Fund’s contributions to and withdrawals from the Master Portfolio were accounted for on a trade date basis. The Fund recorded its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses were adjusted utilizing partnership tax allocation rules. In addition, the Fund accrued its own expenses. Income, expenses and realized and unrealized gains and losses were allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period . The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any,are included in interest expense in the Consolidated Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Corporation’s Board, the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

106	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred account.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Manager as the valuation designee for the Fund under rule 2a-5 under the 1940 Act. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. Prior to September 16, 2024, the Fund recorded its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price, is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not

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Notes to Consolidated Financial Statements (continued)

available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as

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Notes to Consolidated Financial Statements (continued)

borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt

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Notes to Consolidated Financial Statements (continued)

securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
ConnectWise LLC, Initial Term Loan	$2,266,174	$2,260,213	$2,260,460	$247
CPPIB OVM Member U.S. LLC, Initial Term Loan	2,862,000	2,840,535	2,860,798	20,263
CSC Holdings LLC, September 2019 Initial Term Loan	1,080,000	961,200	985,889	24,689
Helios Service Partners LLC, Second A&R Amendment Incremental Delayed Draw Term Loan	435,454	427,144	428,700	1,556
HP LQ Investment LP, Term Loan	639,176	647,445	646,701	(744)
Montage Hotels & Resorts LLC, Revolver	2,401,808	2,401,808	2,401,808	—
Orion Group HoldCo LLC, Delayed Draw Term Loan	1,244,153	1,217,514	1,231,089	13,575

				$59,586

Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of

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Notes to Consolidated Financial Statements (continued)

unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of September 30, 2024, the Fund had outstanding commitments of $31,136,981. These commitments are not included in the net assets of the Fund as of September 30, 2024.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Consolidated Financial Statements (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount(b)
BofA Securities, Inc.	$1,045,856	$(1,045,856)	$—		$—
Citigroup Global Markets, Inc.	5,173,003	(5,173,003)	—		—
Goldman Sachs & Co. LLC	4,992,089	(4,992,089)	—		—
National Financial Services LLC	162,841	(158,807)	—		4,034

	$11,373,789	$(11,369,755)	$—		$4,034

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or carbon credits or to the applicable commodities market (commodities price risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. The Fund may invest in carbon credit futures that are traded on a commodity exchanges with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

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Notes to Consolidated Financial Statements (continued)

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.

•

Swaptions – The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

•

Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

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Notes to Consolidated Financial Statements (continued)

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Fund enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Fund to offset a net amount payable with amounts due to the Fund upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Fund by affiliates of the defaulting counterparty. The

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Notes to Consolidated Financial Statements (continued)

insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.48%
$250 million — $500 million	0.43
$500 million — $750 million	0.38
Greater than $750 million	0.34

Prior to September 16, 2024, the Master Portfolio entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager was responsible for the management of the Master Portfolio’s portfolio and provided the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

Prior to September 16, 2024, under the terms of the Investment Advisory Agreement between the Corporation, on behalf of the Fund, and the Manager, the Fund paid the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets for as long as the Fund invested in the Master Portfolio or another master fund advised by BlackRock or an affiliate thereof in a master/feeder structure. Prior to September 16, 2024, for such services, the Master Portfolio paid the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets. Effective September 16, 2024, these percentages no longer apply:

Average Daily Net Assets	Fund’s Investment Advisory Fees	Master Portfolio’s Investment Advisory Fees
First $250 million	0.32%	0.16%
$250 million — $500 million	0.31	0.12
$500 million — $750 million	0.30	0.08
Greater than $750 million	0.29	0.05

With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Advisor, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

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Notes to Consolidated Financial Statements (continued)

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor A1	0.10	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended September 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Service	Investor A	Investor A1	Investor C	Class R	Total
Service and distribution — class specific	$93,078	$3,104,186	$15,745	$387,841	$352,009	$3,952,859

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2024, the Fund paid $896,469 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Reimbursed amounts	$34,295	$579	$11,146	$143	$2,394	$14,829	$1,681	$65,067

For the year ended September 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Transfer agent — class specific	$10,170,118	$59,642	$1,622,343	$35,085	$53,277	$419,692	$126,921	$12,487,078

Other Fees: For the year ended September 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $8,652.

For the year ended September 30, 2024, affiliates received CDSCs as follows:

Share Class	Amounts

Investor A	$ 24,873
Investor C	4,574

Expense Limitations, Waivers and Reimbursements: With the exception of the Fund’s investment in the Master Portfolio, prior to September 16, 2024, the Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the period October 1, 2023 through September 13, 2024, the Manager waived $14,957 in investment advisory fees pursuant to this arrangement. For the period September 16, 2024 through September 30, 2024, the Manager waived $462 in investment advisory fees pursuant to this arrangement.

Prior to September 16, 2024, with respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the period October 1, 2023 through September 13, 2024, the amount waived was $361,238. For the period September 16, 2024 through September 30, 2024, the amount waived $51,730.

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Notes to Consolidated Financial Statements (continued)

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations

Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Class K	0.39
Class R	1.03

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statement of Operations. For the year ended September 30, 2024, class specific waivers and/or reimbursements were as follows:

	Institutional	Service	Investor A1	Investor C	Class R	Total

Transfer agent fees waived and/or reimbursed — class specific	$1,731,502	$7,158	$14,856	$21,836	$7,076	$1,782,428

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the year ended September 30, 2024, the Fund paid BIM $38,432 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended September 30, 2024, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

Other Transactions: During the year ended September 30, 2024, the Fund received a reimbursement of $26,690 from an affiliate, which is included in payments by affiliates in the Statement of Operations, related to operating events.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	117

Notes to Consolidated Financial Statements (continued)

7. PURCHASES AND SALES

For the year ended September 30, 2024, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales

Non-U.S. Government Securities	$14,582,320,197	$12,733,440,310
U.S. Government Securities	79,301,228,188	82,230,415,459

These amounts include purchases and sales of investments from the Master Portfolio for the period from October 1, 2023 through September 13, 2024, which include paydowns, mortgage dollar rolls and exclude short-term securities were as follows:

	Purchases	Sales

Non-U.S. Government Securities	$13,721,129,245	$12,049,459,681
U.S. Government Securities	74,493,680,952	77,611,732,755

For the year ended September 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales

Mortgage Dollar Rolls	$40,231,858,024	$40,222,692,455

8. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to net losses derived form the Fund’s wholly owned subsidiary and the timing and recognition of partnership income were reclassified to the following accounts:

Amounts

Paid-in capital	$(108,012,640)
Accumulated earnings (loss)	108,012,640

The tax character of distributions paid was as follows:

Fund Name	Year Ended 09/30/24	Year Ended 09/30/23

Ordinary income	$862,498,854	$656,211,309
Return of capital	—	41,838,712

	$862,498,854	$698,050,021

As of September 30, 2024, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total

BlackRock Total Return Fund	$17,270,264	$(2,384,582,678)		$(488,247,336)		$(2,855,559,750)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, accounting for swap agreements, classification of investments and tax deferral of losses on straddles.

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Notes to Consolidated Financial Statements (continued)

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts

Tax cost	$23,402,394,429

Gross unrealized appreciation	$416,529,726
Gross unrealized depreciation	(905,285,033)

Net unrealized appreciation (depreciation)	$(488,755,307)

9. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	119

Notes to Consolidated Financial Statements (continued)

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/24		Year Ended 09/30/23

Share Class	Shares	Amount	Shares	Amount

Institutional
Shares sold	481,902,649	$4,752,842,030	448,340,202	$4,464,830,242
Shares issued in reinvestment of distributions	46,490,349	457,662,091	34,294,163	340,307,553
Shares redeemed	(422,542,420)	(4,150,302,091)	(379,303,795)	(3,763,225,096)

	105,850,578	$1,060,202,030	103,330,570	$1,041,912,699

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Notes to Consolidated Financial Statements (continued)

	Year Ended 09/30/24		Year Ended 09/30/23

Share Class	Shares	Amount	Shares	Amount

Service
Shares sold	633,782	$6,250,232	847,711	$8,451,565
Shares issued in reinvestment of distributions	164,508	1,616,783	149,370	1,483,527
Shares redeemed	(835,989)	(8,226,413)	(1,490,796)	(14,858,247)

	(37,699)	$(359,398)	(493,715)	$(4,923,155)

Investor A
Shares sold	35,802,100	$353,628,091	32,659,966	$325,116,421
Shares issued in reinvestment of distributions	5,182,565	51,014,846	3,441,563	34,175,875
Shares redeemed	(41,825,232)	(410,440,969)	(42,205,930)	(419,585,117)

	(840,567)	$(5,798,032)	(6,104,401)	$(60,292,821)

Investor A1
Shares sold	153,547	$1,511,625	424,387	$4,215,352
Shares issued in reinvestment of distributions	62,442	613,930	8,157	80,955
Shares redeemed	(419,384)	(4,097,351)	(745,157)	(7,439,964)

	(203,395)	$(1,971,796)	(312,613)	$(3,143,657)

Investor C
Shares sold	765,030	$7,493,953	1,007,181	$10,042,763
Shares issued in reinvestment of distributions	138,687	1,362,957	127,481	1,264,934
Shares redeemed	(1,827,325)	(17,860,187)	(2,446,949)	(24,283,023)

	(923,608)	$(9,003,277)	(1,312,287)	$(12,975,326)

Class K
Shares sold	202,661,708	$2,002,649,570	196,109,413	$1,957,201,931
Shares issued in reinvestment of distributions	30,433,597	299,455,102	25,220,951	250,297,342
Shares redeemed	(203,443,991)	(1,986,821,082)	(180,124,640)	(1,790,195,524)

	29,651,314	$315,283,590	41,205,724	$417,303,749

Class R
Shares sold	2,016,157	$19,843,367	2,065,525	$20,551,929
Shares issued in reinvestment of distributions	290,020	2,855,542	221,838	2,202,186
Shares redeemed	(2,231,236)	(21,975,431)	(1,896,891)	(18,857,002)

	74,941	$723,478	390,472	$3,897,113

	133,571,564	$1,359,076,595	136,703,750	$1,381,778,602

As of September 30, 2024, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 264,970 Class K shares of the Fund.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	121

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Total Return Fund and the Board of Directors of BlackRock Bond Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of BlackRock Total Return Fund of BlackRock Bond Fund, Inc. (the “Fund”), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. Such financial statements and financial highlights are consolidated as of and for the year ended September 30, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

November 21, 2024

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2024:

Fund Name	Qualified Dividend Income
BlackRock Total Return Fund	$1,056,876

The following amount, or maximum amount allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended September 30, 2024:

Fund Name	Qualified Business Income
BlackRock Total Return Fund	$45,803

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended September 30, 2024:

Fund Name	Federal Obligation Interest
BlackRock Total Return Fund	$150,913,217

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2024 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

BlackRock Total Return Fund	0.07%

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2024:

Fund Name	Interest Dividends
BlackRock Total Return Fund	$864,850,276

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations, for the fiscal year ended September 30, 2024:

Fund Name	Interest- Related Dividends
BlackRock Total Return Fund	$713,117,742

I M P O R T A N T T A X I N F O R M A T I O N	123

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors of Master Bond LLC (the “Master Portfolio”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Master Fund Advisory Agreement”) between the Master Portfolio, on behalf of Master Total Return Portfolio (the “Master Fund”) and BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment advisor. The Board of Directors of the Master Portfolio also considered the approval to continue the sub-advisory agreements (together, the “Master Fund Sub-Advisory Agreements”) between the Manager and BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisors”), with respect to the Master Fund. The BlackRock Total Return Fund (the “Feeder Fund”), a series of BlackRock Bond Fund, Inc. (the “Feeder Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Directors of the Feeder Corporation also considered the approval to continue the investment advisory agreement (the “Feeder Fund Advisory Agreement” and together with the Master Fund Advisory Agreement, the “Advisory Agreements”) between the Feeder Corporation, on behalf of the Feeder Fund, and the Manager, and the sub-advisory agreements (the “Feeder Fund Sub-Advisory Agreements” and collectively with the Master Fund Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between the Manager and the Sub-Advisors, with respect to the Feeder Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Directors of the Master Portfolio and the Board of Directors of the Feeder Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders,” and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Master Portfolio on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewals of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“ Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the third, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S A N D S U B - A D V I S O R Y A G R E E M E N T S	125

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Master Fund Advisory Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund, and the Feeder Fund Advisory Agreement between the Manager and the Feeder Corporation, on behalf of the Feeder Fund,

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

for a one-year term ending June 30, 2025, and the Master Fund Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Master Fund, and the Feeder Fund Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Feeder Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Sub-Advisers	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
BlackRock (Singapore) Limited	Willkie Farr & Gallagher LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Fund
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

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Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

DOP	Dominican Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

PEN	Peruvian Sol

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

AKA	Also Known As

AMT	Alternative Minimum Tax

BZDIOVER	Overnight Brazil CETIP - Interbank Rate

CLICP	Chile Indice de Camara Promedio Interbank Overnight Index

CLO	Collateralized Loan Obligation

COOIS	Colombia Overnight Interbank Reference Rate

DAC	Designated Activity Co.

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formally Known As

GMTN	Global Medium-Term Note

GO	General Obligation Bonds

IO	Interest Only

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-Counter

PIK	Payment-in-Kind

PRIBOR	Prague Interbank Offered Rate

RB	Revenue Bonds

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Index Average

TBA	To-be-Announced

TONA	Tokyo Overnight Average Rate

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offer Rate

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: November 21, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: November 21, 2024